File No.
                                                            333-_______


                   As filed with the SEC on August 8, 2006
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Pre-Effective Amendment No. __
                     Post-Effective Amendment No.  __
                       (Check appropriate box or boxes)


                             FEDERATED MDT SERIES
              (Exact Name of Registrant as Specified in Charter)

                                1-800-341-7400
                       (Area Code and Telephone Number)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)


                                  Copies to:

                         Matthew G. Maloney, Esquire
                            Dickstein Shapiro LLP
                              2101 L Street, NW
                          Washington, DC 20037-1526
                                (202) 828-2218


                         Acquisition of the assets of

                            MDT ALL CAP CORE FUND
                       MDT TAX AWARE/ALL CAP CORE FUND,
                          MDT LARGE CAP GROWTH FUND,
                           MDT MID CAP GROWTH FUND,
                           MDT SMALL CAP CORE FUND,
                          MDT SMALL CAP GROWTH FUND,
                        MDT SMALL CAP VALUE FUND, and
                              MDT BALANCED FUND

                         portfolios of the MDT Funds

   By and in exchange for Class A Shares, Class C Shares and Institutional
                                  Shares of

                       FEDERATED MDT ALL CAP CORE FUND,
                    FEDERATED TAX AWARE/ALL CAP CORE FUND,
                       FEDERATED LARGE CAP GROWTH FUND,
                        FEDERATED MID CAP GROWTH FUND,
                        FEDERATED SMALL CAP CORE FUND,
                       FEDERATED SMALL CAP GROWTH FUND,
                     FEDERATED SMALL CAP VALUE FUND, and
                           FEDERATED BALANCED FUND

                      portfolios of Federated MDT Series


           Approximate Date of Proposed Public Offering: As soon as
       practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. This public
      offering of shares of Registrant's Series is on-going. The title of securities being registered is shares of beneficial interest.

             It is proposed that this filing will become effective
                  on September 18, 2006 pursuant to Rule 488.



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                  MDT FUNDS

                           125 CambridgePark Drive
                             Cambridge, MA 02140

Dear Shareholder,

  The Board of Trustees of MDT Funds is pleased to submit to you a proposed reorganization ("Reorganization") of MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund (each an "MDT Fund"; together the "MDT Funds") into Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Balanced Fund (each a "Federated Fund"; together the "Federated Funds"), respectively. The shareholders of each MDT Fund will vote separately on the proposal to reorganize their respective Fund. If approved by shareholders of an MDT Fund, the shareholders of that MDT Fund will receive shares of the comparable Federated Fund. Federated MDTA LLC ("Adviser") is the investment adviser for the MDT Funds and the Federated Funds.

  Both the MDT Funds and Federated Funds have substantially similar investment objectives and strategies. As a result of the reorganization, you will receive shares of a mutual fund that is part of the Federated Investors family of funds. Federated Investors was established in 1955 and is one of the largest mutual fund investment managers in the United States. It advises 136 mutual funds and separate accounts, which totaled approximately 213 billion in assets as of December 31, 2005. The reorganization is being proposed in conjunction with the recent decision by the Adviser to sell its advisory business to Federated Investors, Inc. If the proposal is approved for an MDT Fund, the corresponding Federated Fund would acquire the assets of the MDT Fund. In return, you would receive shares in the Federated Fund equal in number and value to your shares of the corresponding MDT Fund owned at the time of the reorganization. The MDT Funds would then be liquidated. In order to effect the proposed Reorganizations, the Board submits for your approval related Agreements and Plans of Reorganization.

  You will also be asked to approve or disapprove a new Advisory Agreement between Federated MDTA LLC and the MDT Funds, that will take effect on November 17, 2006. Approval for a new advisory contract is needed because the previous investment advisory agreement between MDTA LLC and the MDT Funds terminated upon Federated Investors Inc.'s purchase of MDTA. In order to ensure the continued management of the MDT Funds, the Board of Trustees approved an interim investment management agreement between the MDT Funds and Federated MDTA LLC

  Your vote on these proposals is very important. Whether or not you plan to attend the meeting, please vote your shares by mail. If you are a shareholder of more than one MDT Fund, you will receive more than one Prospectus/Proxy Statement and Proxy Card and will need to vote the shares you hold of each Fund. In addition, you may receive more than one Prospectus/Proxy Statement and Proxy Card if you own shares through more than one financial intermediary or under a different account registration.

  Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction for voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

  If you have any questions regarding the shareholder meeting, please feel free to call an MDT Client Service Representative at 1-800-341-7400.

                                          Sincerely,

                                          /s/ R. Schorr Berman
                                          R. Schorr Berman
                                          President
September __, 2006


[PG NUMBER]



                                  MDT FUNDS

                           125 CambridgePark Drive
                             Cambridge, MA 02140

Dear Shareholder,

  The Board of Trustees of MDT Funds is pleased to submit to you a proposed reorganization ("Reorganization") of MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund (each an "MDT Fund"; together the "MDT Funds") into Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Balanced Fund (each a "Federated Fund"; together the "Federated Funds"), respectively. The shareholders of each MDT Fund will vote separately on the proposal to reorganize their respective Fund. If approved by shareholders of an MDT Fund, the shareholders of that MDT Fund will receive shares of the comparable Federated Fund. Federated MDTA LLC ("Adviser") is the investment adviser for the MDT Funds and the Federated Funds.

  Both the MDT Funds and Federated Funds have substantially similar investment objectives and strategies. As a result of the Reorganization, you will receive shares of a mutual fund that is part of the Federated Investors family of funds. Federated Investors was established in 1955 and is one of the largest mutual fund investment managers in the United States. It advises 140 mutual funds and separate accounts, which totaled approximately 217.5 billion in assets as of March 31, 2006. The Reorganization is being proposed in conjunction with the recent decision by MDTA LLC ("MDTA") to sell its advisory business to Federated Investors, Inc. If the proposal is approved for an MDT Fund, the corresponding Federated Fund would acquire the assets of the MDT Fund. In return, you would receive shares in the Federated Fund equal in number and value to your shares of the corresponding MDT Fund owned at the time of the Reorganization. The MDT Funds would then be liquidated. In order to effect the proposed Reorganizations, the Board submits for your approval related Agreements and Plans of Reorganization.

  You will also be asked to approve or disapprove a new Advisory Agreement between Federated MDTA and the MDT Funds, that will take effect on November 17, 2006. Approval for a new advisory contract is needed because the previous investment advisory agreement between MDTA and the MDT Funds terminated upon Federated Investors Inc.'s purchase of MDTA. In order to ensure the continued management of the MDT Funds, the Board of Trustees approved an interim investment management agreement between the MDT Funds and Federated MDTA.

  Your vote on these proposals is very important. Whether or not you plan to attend the meeting, please vote your shares by mail. If you are a shareholder of more than one MDT Fund, you will receive more than one Prospectus/Proxy Statement and Proxy Card and will need to vote the shares you hold of each Fund. In addition, you may receive more than one Prospectus/Proxy Statement and Proxy Card if you own shares through more than one financial intermediary or under a different account registration.

  Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction for voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

  If you have any questions regarding the shareholder meeting, please feel free to call an MDT Client Service Representative at 1-800-341-7400.

                                          Sincerely,

                                          /s/ R. Schorr Berman
                                          R. Schorr Berman
                                          President
September __, 2006


[PG NUMBER]







MDT Funds



Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT!


The MDT Funds will hold a special meeting of shareholders on November 17, 2006. It is important for you to vote on the issues described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issues.

The following is an introduction to the process and the proposals.

Why am I being asked to vote?

Your Fund is required to obtain shareholders' approval of certain types of changes like the one described in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?

You may vote in person at the special meeting of shareholders or complete and return the enclosed proxy card.

If you:

1. do not respond at all, we may contact you by telephone to request that you cast your vote.

2. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What are the issues?

To approve or disapprove the proposed Reorganization of the MDT Funds into the acquiring Federated Funds and to approve or disapprove a new Advisory Agreement between Federated MDTA LLC and the MDT Funds, that would take effect on November 17, 2006.

Why is the Reorganization being proposed?

The Board of Trustees and the Adviser of the MDT Funds believe that the Reorganization is in the best interest of the MDT Funds.

The Reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with the sale by MDTA, investment adviser to the MDT Funds, of its advisory business to Federated Investors, Inc. Federated MDT Series is a newly organized registered investment company consisting or eight portfolios. Federated MDT Series and its series portfolios were established solely for the purpose of effecting the Reorganizations and continuing the investment programs of the current MDT Funds. The Reorganization of the MDT Funds would give shareholders the opportunity to participate in a significantly larger fund family by reorganizing with Federated Funds having substantially similar investment objectives and strategies. MDTA has recommended, and the Board of Trustees has approved, the Reorganization of the MDT Funds into the acquiring Federated Funds. Federated and MDTA are making every effort to make the Reorganization a seamless transaction for shareholders. THE CURRENT PORTFOLIO MANAGER OF THE MDT FUNDS, WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED MDT FUNDS PURSUANT TO AN EMPLOYMENT CONTRACT WITH FEDERATED INVESTORS, INC. In addition, it is expected that the current team of investment professionals at MDTA will also provide advisory services to the Federated MDT Funds as Federated employees.

When will this Reorganization become effective?

The Reorganization is currently anticipated to occur in November, assuming shareholder approval is obtained. Shortly after the Reorganization has been approved, you will receive new account information on your new ownership in the acquiring Federated Fund.


If I am a MDT Fund shareholder, what do I have to do to become a shareholder in the acquiring
Federated Fund?


MDT Fund shareholders are being asked to approve this Reorganization through voting at the Special Meeting of MDT Fund shareholders, which is scheduled to occur on November 17, 2006. Your vote is very important. You will not pay any sales charges in connection with the Reorganization.

What will happen to my MDT Fund account?

After the Reorganization, MDT Fund shareholders will be assigned a new account with the acquiring Federated Fund, and their MDT Fund accounts will be closed. This process will occur automatically, with no action required by you. There will be no change in the aggregate value of your account as a result of the Reorganization.

Will all of my current account options, such as systematic investment and withdrawal programs, transfer over to the acquiring Federated Fund?

Various types of account servicing features will transfer automatically to new Federated Fund accounts.

Will I incur taxes as a result of this Reorganization?

This Reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the exchange of MDT Fund Shares for Federated Fund Shares as a result of this Reorganization. There will be taxes payable in connection with distributions, if any, by a MDT Fund immediately before the closing date - these distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.

Shareholders will incur capital gains or losses if they sell their MDT Fund Shares before the Reorganization becomes effective or sell/exchange their
Federated Fund Shares after the Reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the Reorganization. Please note that retirement accounts generally are exempt from such tax consequences.

Who do I call with questions about the Proxy/Prospectus Statement?

Call your Investment Professional or a MDT Client Service Representative. MDT's toll-free number is
1-800-341-7400.

------------------------------------------------------------------------------
       After careful consideration, the Board of Trustees has approved
------------------------------------------------------------------------------
  these proposals. The Board recommends that you read the enclosed materials carefully and vote FOR the proposals.


                                  MDT FUNDS
                            MDT All Cap Core Fund
                       MDT Tax Aware/All Cap Core Fund
                          MDT Large Cap Growth Fund
                           MDT Mid Cap Growth Fund
                           MDT Small Cap Core Fund
                          MDT Small Cap Growth Fund
                           MDT Small Cap Value Fund
                              MDT Balanced Fund

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD NOVEMBER 17, 2006


TO SHAREHOLDERS OF MDT ALL CAP CORE FUND, MDT TAX AWARE/ALL CAP CORE FUND, MDT LARGE CAP GROWTH FUND, MDT MID CAP GROWTH FUND, MDT SMALL CAP CORE FUND, MDT SMALL CAP GROWTH FUND, MDT SMALL CAP VALUE FUND AND MDT BALANCED FUND, PORTFOLIOS OF MDT FUNDS: A special meeting of the shareholders of MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund, will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on November 17, 2006, for the following purposes:


1.    To approve or disapprove a New Investment  Management  Agreement between
                 Federated MDTA LLC and the MDT Funds, that will take effect on November 17, 2006;

2.    For  shareholders  of MDT All Cap Core Fund,  to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund to be distributed pro rata by MDT All Cap Core
                 Fund to its shareholders, in complete liquidation and termination of MDT All Cap Core Fund;

3.    For  shareholders  of MDT Tax Aware All Cap Core  Fund,  to  approve  or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Tax Aware/All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund to be distributed pro rata by MDT Tax Aware/All Cap Core Fund to its shareholders, in complete liquidation and termination of MDT Tax Aware/All Cap Core Fund;

4.    For  shareholders of MDT Large Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Large Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Large Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund to be distributed pro rata by MDT Large Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Large Cap Growth Fund;

5.    For shareholders of MDT Mid Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Mid Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Mid Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund to be distributed pro rata by MDT Mid Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Mid Cap Growth Fund;

6.    For shareholders of MDT Small Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund to be distributed pro rata by MDT Small Cap Core Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Core Fund;

7.    For  shareholders of MDT Small Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund to be distributed pro rata by MDT Small Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Growth Fund;

8.    For  shareholders  of MDT Small Cap Value Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Value Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Value Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund to be distributed pro rata by MDT Small Cap Value Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Value Fund; and

9.    For  shareholders  of MDT  Balanced  Fund,  to approve or  disapprove  a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Balanced Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Balanced Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund to be distributed pro rata by MDT Balanced Fund to its shareholders, in complete liquidation and termination of MDT Balanced Fund;


10.   To transact such other  business as may properly come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed September 7, 2006 as the record date for determination of shareholders entitled to vote at the special meeting.

                                                By Order of the Board of
                                                Trustees,



                                                John Sherman



                                                Secretary


September __, 2006


------------------------------------------------------------------------------
YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
------------------------------------------------------------------------------


                          PROSPECTUS/PROXY STATEMENT

                              September __, 2006



                         Acquisition of the assets of

                            MDT ALL CAP CORE FUND

                       MDT TAX AWARE/ALL CAP CORE FUND,
                          MDT LARGE CAP GROWTH FUND,
                           MDT MID CAP GROWTH FUND,
                           MDT SMALL CAP CORE FUND,
                          MDT SMALL CAP GROWTH FUND,
                        MDT SMALL CAP VALUE FUND, and
                              MDT BALANCED FUND

                         portfolios of the MDT Funds


                           125 CambridgePark Drive
                             Cambridge, MA 02140
                         Telephone No: 1-800-341-7400



   By and in exchange for Class A Shares, Class C Shares and Institutional
                                  Shares of

                       FEDERATED MDT ALL CAP CORE FUND,

                    FEDERATED TAX AWARE/ALL CAP CORE FUND,
                       FEDERATED LARGE CAP GROWTH FUND,
                        FEDERATED MID CAP GROWTH FUND,
                        FEDERATED SMALL CAP CORE FUND,
                       FEDERATED SMALL CAP GROWTH FUND,
                     FEDERATED SMALL CAP VALUE FUND, and
                           FEDERATED BALANCED FUND

                      portfolios of Federated MDT Series


                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-341-7400





      This Prospectus/Proxy Statement describes the proposal to approve or disapprove a new Investment Management Agreement (the "New Agreement") between Federated MDTA LLC and the MDT Funds that will take effect on November 17, 2006. A form of the New Agreement is attached as Exhibit A.

      Additionally, this Prospectus/Proxy Statement describes the proposal for the Reorganizations (the "Reorganizations") pursuant to separate Agreements and Plans of Reorganization (together, the "Plans"), pursuant to which MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund (each an "MDT Fund"; together the "MDT Funds") would transfer all their assets to Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Balanced Fund (each a "Federated Fund"; together, the "Federated Funds"), respectively, in exchange for Class A Shares, Class C Shares and Institutional Shares of the respective Federated Fund (collectively, "Federated Fund Shares"). Shares of the respective Federated Fund will be distributed pro rata by each MDT Fund to its shareholders in complete liquidation and dissolution of the MDT Fund. As a result of the Reorganizations, each owner of shares of a MDT Fund will become the owner of the applicable Federated Fund Shares having a total NAV equal to the total NAV of his or her holdings in the applicable MDT Fund on the date of the Reorganization (the "Closing Date"). The separate Plans of Reorganization are substantially identical, and a form is attached as Exhibit B.


      For a comparison of the investment policies of the MDT Funds and the Federated Funds, see "Summary - Comparison of Investment Objectives, Policies, Limitations and Risks." Information concerning Federated Fund Shares, as compared to shares of the MDT Funds, is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information About the Reorganizations - Description of Federated Fund Shares and Capitalization."


      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the Prospectuses of Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Balanced Fund, each dated August 9, 2006, as applicable, each of which are incorporated herein by reference. This Prospectus/Proxy Statement is also accompanied by the Prospectus of the MDT Funds dated November 28, 2005, as revised July 17, 2006, and a Statement of Additional Information dated November 28, 2005, as revised July 17, 2006, which are incorporated herein by reference. Statements of Additional Information for Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund, Federated MDT Balanced Fund, each dated August 9, 2006 and a Statement of Additional Information for the MDT Funds dated November 28, 2006, as revised July 17, 2006, have been filed with the Securities and Exchange Commission (the "Commission"). Copies of these materials and other information about the Federated Funds and MDT Funds may be obtained without charge by writing or by calling the Federated Funds or MDT Funds at the addresses and telephone numbers shown on the previous pages.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



TABLE OF CONTENTS

                                                                        Page

 SUMMARY

   Reasons for the New Advisory Agreement
   Reasons for the Proposed Reorganizations

   Comparison of Investment Objectives, Policies and Risks
   Investment Limitations-Each Federated Fund and MDT Fund
   Comparative Fee Tables
   Comparison of Potential Risks and Rewards; Performance Information Investment Advisers
   Portfolio Managers
   Advisory and Other Fees
   Purchases, Redemptions and Exchange Procedures; Dividends and Distributions



INFORMATION ABOUT THE REORGANIZATIONS
   Description of the Plans of Reorganization
   Costs of Reorganization
   Description of Federated Fund Shares and Capitalization
   Federal Income Tax Consequences
   Reasons for the Reorganizations

   Comparative Information on Shareholder Rights and Obligations

INFORMATION ABOUT THE FEDERATED FUNDS AND THE MDT FUNDS
   Federated Funds
   MDT Funds

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY


FORM OF NEW INVESTMENT ADVISORY AGREEMENT (Exhibit A)                    A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION (Exhibit B)                 B-1




                                   SUMMARY


      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy
Statement. The form of the New Agreement and a form of the Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization will be conducted are attached to this Prospectus/Proxy Statement as Exhibit A and Exhibit B, respectively. The Prospectuses of the applicable Federated Funds accompany this Prospectus/Proxy Statement.

REASONS FOR THE NEW INVESTMENT MANAGEMENT AGREEMENT

Why is a new investment management agreement being proposed?

On July 14, 2006, Federated Investors, Inc. ("Federated") acquired MDTA LLC, the investment adviser to the MDT Funds. This acquisition transaction constituted an "assignment" under the Investment Company Act of 1940 ("1940 Act") of the MDT Funds two existing Investment Management Agreements (the "Existing Investment Management Agreements") between the MDTA LLC and MDT Funds, one dated September 12, 2002 (covering three portfolios of MDT Funds) and the second dated August 24, 2005 (covering six portfolios of the MDT Funds). As required under the 1940 Act, this "assignment" resulted in the automatic termination of the Existing Investment Management Agreements.

Under Rule 15a-4 promulgated under the 1940 Act, an investment adviser may continue to manage a mutual fund under an "interim contract" (i.e., a contract that has not been approved by fund shareholders and has a term of no more than 150 days) after a previous contract (which was approved by fund shareholders) has terminated if the requirements in Rule 15a-4 are satisfied. Accordingly, as required under Rule 15a-4, prior to the termination of the Existing Investment Management Agreements, the Board of Trustees of MDT Funds approved at a meeting held on July 10, 2006 an Interim Investment Management Agreement, and the MDT Funds and MDTA LLC entered into the Interim Investment Management Agreement on July 14, 2006 (the "Interim Investment Management Agreement") prior to Federated acquiring MDTA LLC. At that time, the Board also approved a new Investment Management Agreement ("New Investment Management Agreement") to be entered into between the MDT Funds and Federated MDTA LLC (MDTA LLC changed its name to Federated MDTA LLC promptly after July 14, 2006). The Board's approval of the New Investment Management Agreement was made subject to shareholder approval of the New Investment Management Agreement. Under the Interim Investment Management Agreement, as required by Rule 15a-4, the advisory fees earned by Federated MDTA LLC are being paid by MDT Funds to an escrow account which is held at U.S. Bank National Association pending the shareholder vote on the New Investment Management Agreement.

If the shareholders of a MDT Fund approve the New Investment Management Agreement, the Interim Investment Management Agreement will terminate with respect to the MDT Fund, the advisory fees earned by Federated MDTA LLC under the Interim Investment Management Agreement will be released from the escrow account as contemplated under Rule 15a-4, and the New Investment Management Agreement will take effect. The New Investment Management Agreement will remain in effect until the MDT Fund is reorganized with and into a new or existing mutual fund in the Federated family of mutual funds. The form of the New Investment Management Agreement is attached to this Prospectus/Proxy Statement as Exhibit A.

Background

The Adviser served as the investment adviser to the MDT Funds pursuant to two Investment Management Agreements (the "Existing Agreements") between the Adviser and the MDT Funds dated September 12, 2002 and approved by shareholders on ____________ (covering three portfolios of the Trust) and August 24, 2005 and approved by shareholders on ______________ (covering six portfolios of the Trust).

Pursuant to a Sale, Purchase and Put/Call Agreement dated May 11, 2006 ("Purchase Agreement"), Federated acquired (through an acquisition subsidiary of Federated) approximately 88.6% of the limited liability company interests of MDTA LLC. Federated also may acquire (through an acquisition subsidiary of Federated) the remaining 11.4% pursuant to a put/call arrangement with certain MDTA LLC interest holders. The transaction included initial purchase payments by Federated of approximately $110 million, and a series of contingent payments totaling as much as $130 million over the next three years based on growth. This transaction was consummated (the "Closing") on July 14, 2006. After the Closing, MDTA LLC changed its name to Federated MDTA LLC.

Under the terms of the Existing Investment Management Agreements and the provisions of the of the 1940 Act, the change of control of MDTA LLC in connection with the transaction constituted an "assignment" as defined in the 1940 Act, which resulted in the automatic termination of the Existing Investment Management Agreements. In order to ensure the continued management of the portfolios of MDT Funds the Board approved the Interim Investment Management Agreement as contemplated in Rule 15a-4 promulgated under the 1940 Act.

What effect will the Reorganization have on the Existing Investment Management Agreements?

Under Rule 15a-4 promulgated under the 1940 Act, an investment adviser may continue to manage a mutual fund under an "interim contract" (i.e., a contract that has not been approved by fund shareholders and has a term of no more than 150 days) after a previous contract (which was approved by fund shareholders) has terminated if the requirements in Rule 15a-4 are satisfied. Accordingly, as required under Rule 15a-4, prior to the termination of the Existing Investment Management Agreements, the Board of MDT Funds approved at a meeting held on July 10, 2006 the Interim Investment Management Agreement, and the MDT Funds and MDTA LLC entered into the Interim Investment Management Agreement on July 14, 2006 prior to Federated acquiring MDTA LLC. Under the Interim Investment Management Agreement, as required by Rule 15a-4, the advisory fees earned by Federated MDTA LLC are being paid by MDT Funds to an escrow account which is held at U.S. Bank National Association pending the shareholder vote on the New Investment Management Agreement. In approving the Interim Investment Management Agreement, the Board determined that the scope and quality of services to be provided to the MDT Funds under the Interim Investment Management Agreement will be at least equivalent to the scope and quality of services provided under the Existing Investment Management Agreements, and that the Interim Investment Management Agreement contains the same terms and conditions as the Existing Investment Management Agreements, with the exception of its effective and termination dates, certain provisions governed by Rule 15a-4(b)(2)(i), (iv) and (vi), and any other differences in terms and conditions that the Board, including a majority of the trustees who are not interested persons of MDT Funds, found to be immaterial.

At the July 10, 2006 meeting of the Board, the Board also approved the New Investment Management Agreement to be entered into between the MDT Funds and Federated MDTA LLC. The Board's approval of the New Investment Management Agreement was made subject to shareholder approval of the New Investment Management Agreement. The New Investment Management Agreement is the same as the Interim Investment Management Agreement, except that it does not contain the special provisions that Rule 15a-4 required to be in the Interim Investment Management Agreement (such as the provision requiring advisory fees earned by Federated MDTA LLC to be paid into and held in an escrow account); accordingly, it is not anticipated that there will be any material changes between the Existing Investment Management Agreements and the New Investment Management Agreement.

If the shareholders of a MDT Fund approve the New Investment Management Agreement, the Interim Investment Management Agreement will terminate with respect to the MDT Fund, the advisory fees earned by Federated MDTA LLC under the Interim Investment Management Agreement will be released from the escrow account as contemplated under Rule 15a-4, and the New Investment Management Agreement will take effect. The New Investment Management Agreement will remain in effect until the MDT Fund is reorganized with and into a new or existing mutual fund in the Federated family of mutual funds. The form of the New Investment Management Agreement is attached to this Prospectus/Proxy Statement as Exhibit A.


Requirements for Interim Investment Management Agreement under Rule 15a-4

      To comply with Rule 15a-4 promulgated under the 1940 Act, the Interim Investment Management Agreement had to satisfy the following requirements:

      (1) The duration of the Interim Investment Management Agreement may be no greater than 150 days following the date on which the Existing Investment Management Agreements terminated;

      (2) The compensation to be received under the Interim Investment Management Agreement may be no greater than the compensation that MDTA LLC would have received under the Existing Investment Management Agreements;

      (3) The Board, including a majority of the trustees who are not interested persons of the MDT Funds, must have voted in person to approve the Interim Investment Management Agreement before the Existing Investment Management Agreements terminated;

      (4)   The  Board,  including  a  majority  of the  trustees  who are not interested persons of the MDT Funds, must have determined that the scope and quality of services to be provided to the MDT Funds under the Interim Investment Management Agreement will be at least equivalent to the scope and quality of services provided under the Existing Investment Management Agreements;

      (5) The Interim Investment Management Agreement must provide that the Board, or a majority of the outstanding voting securities, may terminate the Interim Investment Management Agreement at any time, without the payment of any penalty, on not more than 10 calendar days' written notice to the investment adviser;

      (6) The Interim Investment Management Agreement must have the same terms and conditions as the Existing Investment Management Agreements, with the exception of its effective and termination dates, provisions governed by Rule 15a-4(b)(2)(i), (iv) and (vi), and any other differences in terms and conditions that the Board, including a majority of the trustees who are not interested persons of the MDT Funds, have found to be immaterial;

      (7)   The Interim  Investment  Management  Agreement  mustt provide that
the   compensation   earned   under   the   contract   will   be  held  in  an
interest-bearing escrow account with a bank;

      (8) The Interim Investment Management Agreement must provide that, if a majority of outstanding voting securities approve the New Investment Management Agreement with Federated MDTA LLC by the end of the 150-day duration of the Interim Investment Management Agreement, the amount in escrow (including interest earned) will be paid to Federated MDTA LLC;

      (9) The Interim Investment Management Agreement must provide that, if a majority of outstanding voting securities do not approve the New Investment Management Agreement with Federated MDTA LLC by the end of the 150-day duration of the Interim Investment Management Agreement, Federated MDTA LLC will be paid, out of the escrow account, the lesser of (a) any costs incurred in performing the Interim Investment Management Agreement (plus interest earned on that amount while in escrow), or (b) the total amount in the escrow account (plus interest earned); and
      (10) The Board of MDT Funds must satisfy the fund governance standards defined in Rule 0-1(a)(7) promulgated under the 1940 Act.

Board Considerations Regarding Approval of the Interim Investment Management Agreement and New Investment Management Agreement

      At a meeting held on July 10, 2006, the Board of MDT Funds (the "MDT Funds" or the "Trust"), including the Independent Trustees, approved (1) the Interim Investment Management Agreement between MDTA LLC and MDT Funds, on behalf of each series of MDT Funds (the "Funds"), and (2) the New Investment Management Agreement (the Interim Investment Management Agreement and New Investment Management Agreement being collectively referred to herein as the "New Agreements") between Federated MDTA LLC (previously known as MDTA LLC, and referred to herein as the "Adviser") and MDT Funds, on behalf of the Funds, in connection with the acquisition of MDTA LLC by Federated pursuant to the terms of the Purchase Agreement by and among MDTA LLC and certain owners thereof and Federated (the "Acquisition").

      As discussed in more detail below, the Board believes that the scope and quality of services to be provided to the Funds under the New Agreements will be appropriate and at least equivalent to the scope and quality of services provided under the Existing Investment Management Agreements (as hereafter defined). The Board also believes that the advisory fee and net expense ratio of each Fund is competitive and that the advisory fee for each Fund is reasonable and appropriate in light of the quality of services provided. The Board recommends that shareholders approve the New Investment Management Agreement.




      The Board also believes that the Acquisition will not adversely affect the Adviser or the level of services provided by the Adviser, but, rather, may enhance the Adviser's facilities and organization, which may, in turn, enhance the level of services provided by the Adviser to the Funds.

Background

      On May 12, 2006, the Adviser announced that it had entered into the Purchase Agreement on May 11, 2006, and around this date, representatives of the Adviser informed the Independent Trustees about the proposed Acquisition. Once they learned of the proposed Acquisition, the Independent Trustees determined to retain independent legal counsel, from whom they then received a memorandum that addressed the basic legal framework of change of control transactions and reviewed their responsibilities and duties in connection with considering approval of the New Agreements. Under the direction of the Independent Trustees, on May 30, 2006, independent counsel provided Federated with a request for information, including information on Federated's proposals to change the Trust's service providers after the Closing of the Acquisition and to ultimately reorganize the Funds into the Federated family of funds (the "Reorganization").

      After receiving detailed written responses to this request, the Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees made follow-up requests for information from the Adviser and Federated. They decided to further review the information received from Federated, as well as information provided in their follow-up requests, at an additional Board meeting they scheduled for July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the Board, including the Independent Trustees, approved the Interim Investment Management Agreement and the New Investment Management Agreement and determined to recommend that shareholders approve the New Investment Management Agreement. Throughout the process, the Independent Trustees had the assistance of independent legal counsel, who advised them on, among other things, their duties and obligations.

      In connection with its review, the Board obtained substantial information regarding: the management of Federated, the history of Federated's business and operations, and the future plans of Federated with respect to the Funds. The Board also received information regarding the terms of the Acquisition, including the terms of the Purchase Agreement and employment agreements with key employees of the Adviser to become effective upon the Closing of the Acquisition. The Board received a presentation in which representatives of Federated described plans for distributing the Funds and the expense caps for each Fund to which Federated had agreed for the benefit of Fund shareholders.

      The Board also considered that Federated proposed to replace the Trust's service providers following the closing of the Acquisition with new service providers, including affiliates of Federated as distributor and administrator. The Board discussed with the Federated representatives certain factors to be considered when reviewing the proposed service provider changes, based on a memorandum from independent legal counsel.

      The Board also reviewed regulatory issues relating to Federated and its affiliates and had the opportunity to discuss these issues with Federated's President and Chief Executive Officer.

      In connection with their deliberations regarding the New Agreements, the Board noted Federated's representation that the New Agreements were the same in all material respects as the Existing Investment Management Agreements. Because the Board determined that any differences between the Existing Investment Management Agreements and the New Agreements were immaterial, the Trustees determined that much of their previous analysis in approving the Existing Investment Management Agreements applied to their review and consideration of the New Agreements. Accordingly, the Board took note of such prior analysis and supplemented it with the additional considerations noted below. No single factor was determinative in the Board's analysis. This summary describes the most important, but not all, of the factors considered by the Board.

1.    Nature, Extent and Quality of Services

      The Adviser, its Personnel and its Resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the anticipated impact of the Acquisition on the Adviser. The Board considered Federated's representation that it intends that the Funds will continue to receive, without interruption, services of the scope and quality no less favorable than that currently provided by the Adviser under the Existing Agreements, noting that certain key employees had agreed to enter into employment contracts with Federated and that MDT Fund's Chief Compliance Officer would remain until the Reorganization is consummated; that it intends to maintain or enhance the Adviser's facilities and organization; and that it intends to maintain the "MDT" brand identity and is committed to seeking to strengthen and enhance the brand through its distribution of the Funds. The Board also considered Federated's commitment to provide the Adviser with investment management infrastructure, including research, technology and administration.

      Other Services. The Board considered that the Adviser's policies, procedures and systems to ensure compliance would be supplemented by Federated, and that Federated would be more suited to assume the management and cost of, and responsibility for, risk associated with the quickly changing regulatory landscape. The Board also considered the anticipated benefits to the Funds from the distribution capabilities of Federated, including inflows of new funds and the resulting ability of the Adviser to actively invest rather than manage a static portfolio or disinvest because of redemptions.

      Investment Performance. The Board considered that the investment performance of the Funds is not expected to materially change during the effective period of the New Agreements, which is expected to be from the closing of the Acquisition until the completion of the Reorganization.

      The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited each Fund and its shareholders and that the nature, extent and quality of services to be provided by the Adviser will continue to benefit each Fund after the Acquisition.

2.    Advisory Fees and Total Expenses

      In considering the New Agreements, the Board noted Federated's representation that the advisory fees and total expense ratios of each Fund would be the same as the current advisory fees and net expense ratios of each Fund, noting that the current contractual expense limit for each Fund would continue during the terms of the New Agreements and that Federated had agreed to continue the contractual expense limits for the two years following the Reorganization as well. The Board also noted Federated's projections that voluntarily limits on the expenses of the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Fund would be at rates lower than the existing contractual expense limits of those Funds during the effective period of the New Agreements. The Board concluded that the level of the fees to be charged by the Adviser during the effective period of the New Agreements was appropriate.

3.    Adviser Costs, Level of Profits and Economies of Scale

      The Board noted Federated's representation that neither MDT Funds, nor any Fund, will bear any costs associated with the Acquisition and that such costs would be borne by Federated or the Adviser. The Board also noted that in the Purchase Agreement, Federated agreed: (1) not to take and to use commercially reasonable efforts to cause its respective affiliates not to take, any action not contemplated by the Purchase Agreement that would, to Federated's knowledge, have the effect, directly or indirectly, of causing the requirements of any provision of Section 15(f) of the 1940 Act not to be met in respect of the Purchase Agreement, the Acquisitions and the Reorganizations; and (2) not to fail to take, and, after the Closing, to use commercially reasonable efforts to cause each of its respective affiliates to not fail to take, any action if the failure to take such action would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) of the 1940 Act not to be met in respect of this Agreement, the Acquisitions and the Reorganizations. In that regard, Federated also agreed in the Purchase Agreement to conduct its business, and to use its commercially reasonable efforts to cause each of its affiliates to conduct their respective businesses, so as to assure that, insofar as within the control of Federated: (a) for a period of three years after the Closing, at least seventy-five percent (75%) of the members of the boards of directors or trustees of each Fund or any successor Federated Fund are not (A) "interested persons" of any investment adviser of such Fund or any successor Federated Fund after the Closing or (B) "interested persons" of any investment adviser of such Mutual Fund or any successor Federated Fund immediately prior to the Closing; and (b) for a period of two years after the Closing, there would not be imposed on any Fund or any successor Federated Fund an "unfair burden" (as defined in Section 15(f) of the Investment Company Act) as a result of the transactions contemplated by the Purchase Agreement, that if Federated or any of its affiliates obtain an order from the Securities and Exchange Commission exempting it from the provisions of
Section 15(f) of the 1940 Act while still maintaining the "safe harbor" provided by Section 15(f) of the 1940 Act. The Board also received information regarding the structure and manner in which the Adviser's investment professionals will be compensated after the Acquisition. The Trustees noted that at their present asset size, breakpoints in each Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's agreement to limit expenses for all of the Funds to the existing contractual limits for the effective period of the New Agreements and for two years following the Reorganization. The Board also noted that the Adviser agreed to waive its right to reimbursement of any expenses paid on behalf of the Funds in excess of their expense limits for periods after the Reorganization, as well as Federated's and certain of the other new service providers' agreement to waive certain expenses during the term of the New Agreements. The Board concluded that each Fund's cost structure would be reasonable during the effective period of the New Agreements.

4.    Ancillary Benefits

      The Board considered a variety of other benefits received or to be received by the Adviser and Federated, including the greater name recognition of the Adviser and an increased product offering for Federated. The Board determined that these benefits were reasonable.

5.    Conclusions

      Based on its review, including the consideration of each of the factors referred to above, the Board concluded that the New Agreements are fair and reasonable to each Fund, that each Fund's shareholders will receive reasonable value in return for the advisory fees paid to the Adviser by the Fund and that the approval of the New Agreements was in the best interests of each Fund. The Board therefore also determined to recommend that shareholders approve the New Investment Management Agreement.

Additional Information Regarding the Adviser

      The Adviser manages approximately $6.8 billion in total assets including, $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006. The Adviser primarily uses a proprietary quantitative investment process to manage the assets. The Adviser is a subsidiary of Federated and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Adviser is 125 CambridgePark Drive, Cambridge, MA 02140.

      Listed below are the name, address and principal occupation of the principal executive officer and each Director of the Adviser.


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Name                  Title           Principal           Address
                                      Occupation

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John B. Fisher        Principal       President and CEO   1001 Liberty
                      Executive       of all of           Avenue,
                      Officer         Federated's         Pittsburgh, PA
                      (President and  Advisory Companies  15222
                      CEO of
                      Federated MDTA
                      LLC) and
                      Director



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J. Christopher        Director        President and CEO   1001 Liberty
Donahue*                              of Federated        Avenue,
                                      Investors Inc.      Pittsburgh, PA
                                                          15222

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Thomas R. Donahue     Director        Chief Financial     1001 Liberty
                                      Officer of          Avenue,
                                      Federated           Pittsburgh, PA
                                      Investors Inc.      15222


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* Also an officer of the MDT Funds.

For the fiscal year ended July 31, 2006, the Adviser earned and voluntarily waived the amounts indicated below with respect to the advisory services it provided to the MDT Funds pursuant to its advisory agreement with the MDT Funds and the investment advisory services it provided pursuant to the Previous Advisory Agreement.


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MDT Fund                    Fiscal Year Ended July     Fiscal Year Ended July
                            31, 2006                   31, 2006

                            Fees Earned                Fees Waived

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MDT All Cap Core Fund

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MDT Tax Aware/All Cap Core
Fund

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MDT Large Cap Growth Fund

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MDT Mid Cap Growth Fund

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MDT Small Cap Core Fund

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MDT Small Cap Growth Fund

--------------------------------------------------------------------------------
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MDT Small Cap Growth Fund

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--------------------------------------------------------------------------------

MDT Small Cap Value Fund

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Additional Information about Federated and its Affiliates

      Since July 17, 2006, Federated Securities Corp. ("FSC") has served the MDT Funds' distributor. Also since July 17, 2006, Federated Administrative Services, Inc. ("FAS") has served as administrator for the MDT Funds. For the fiscal year ended July 31, 2006, the MDT Funds paid $______ to FAS and $_____ to FSC for their respective services. FSC and FAS are wholly-owned subsidiaries of Federated and affiliates of the Adviser and are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      The basis of control is that the Adviser is a wholly-owned subsidiary of Federated MDTA Trust, which is a wholly-owned subsidiary of FII Holdings, Inc., which is a wholly-owned subsidiary of Federated. Federated owns 100% of FII Holdings, Inc.'s voting securities and FII Holdings, Inc. owns 100% of Federated MDTA Trust's voting securities and MDTA Trust owns 100% of Federated MDTA LLC's voting securities. The addresses for the aforementioned are as follows:

Federated Investors, Inc. (the Parent Company of FII Holdings, Inc.)'s address is:
1001 Liberty Ave.
Pittsburgh, PA 15222

FII Holdings, Inc. (the Parent company of Federated MDTA Trust)'s address is:
103 Springer Building
3411 Silverside Rd.
Wilmington, DE 19810

Federated MDTA Trust (the Parent of Federated MDTA LLC)'s address is:
1001 Liberty Ave.
Pittsburgh, PA 15222


      The Adviser and other subsidiaries of Federated advise approximately 140 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $217.5 billion in assets as of March 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.




The Adviser's Management Contract

      The Adviser is responsible for the purchase, sale and exchange of portfolio instruments for the MDT Funds. The Adviser is currently the investment adviser for the MDT Funds. The Adviser is also the investment manager to the Federated Funds which have substantially similar investment objectives and strategies as the MDT Funds. The Federated Funds were created solely for the purpose of effecting the Reorganizations described in this proxy statement and are currently effective with the Securities and Exchange Commission. Accordingly, the Adviser has or will receive their fees for the MDT Funds and the Federated Funds as follows:


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FEDERATED FUNDS              ADVISORY   MDT FUNDS                   ADVISORY
                             FEE                                    FEE

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Federated MDT All Cap Core   0.75%      MDT All Cap Core Fund       0.75%
Fund

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Federated MDT Tax Aware/All  0.90%      MDT Tax Aware/All Cap Core  1.00%
Cap Core Fund                           Fund

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Federated MDT Large Cap      0.75%      MDT Large Cap Growth Fund   0.75%
Growth Fund

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Federated MDT Mid Cap        0.90%      MDT Mid Cap Growth Fund     0.90%
Growth Fund

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Federated MDT Small Cap      1.15%      MDT Small Cap Core Fund     1.25%
Core Fund

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Federated MDT Small Cap      1.15%      MDT Small Cap Growth Fund   1.25%
Growth Fund

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Federated MDT Small Cap      1.15%      MDT Small Cap Value Fund    1.25%
Value Fund

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Federated MDT Balanced Fund  0.75%      MDT Balanced Fund           0.75%

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    THE BOARD OF TRUSTEES OF MDT FUNDS RECOMMENDS THAT YOU VOTE "FOR" THE

                    APPROVAL OF THE NEW ADVISORY CONTRACT



REASONS FOR THE PROPOSED REORGANIZATIONS


      The Reorganizations are being proposed in conjunction with the sale by the Adviser of its advisory business to Federated. The Reorganizations of the MDT Funds would give its shareholders the opportunity to participate in a significantly larger fund family with substantially similar investment objectives and strategies. Federated MDT Series is a newly organized registered investment company consisting or eight portfolios. Federated MDT Series and its series portfolios were established solely for the purpose of effecting the Reorganizations and continuing the investment programs of the current MDT Funds.

      The Board of Trustees of the Trust has voted to recommend to shareholders of each MDT Fund the approval of the Plans whereby (a) Federated MDT All Cap Core Fund would acquire all of the assets of MDT All Cap Core Fund in exchange for Federated MDT All Cap Core Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT All Cap Core Fund to its shareholders in complete liquidation and dissolution of MDT All Cap Core Fund; (b) Federated MDT Tax Aware/All Cap Core Fund would acquire all of the assets of MDT Tax Aware/All Cap Core Fund in exchange for Federated MDT Tax Aware/All Cap Core Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Tax Aware/All Cap Core Fund to its shareholders in complete liquidation and dissolution of MDT Tax Aware/All Cap Core Fund; (c) Federated MDT Large Cap Growth Fund would acquire all of the assets of MDT Large Cap Growth Fund in exchange for Federated MDT Large Cap Growth Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Large Cap Growth Fund to its shareholders in complete liquidation and dissolution of MDT Large Cap Growth Fund; (d) Federated MDT Mid Cap Growth Fund would acquire all of the assets of MDT Mid Cap Growth Fund in exchange for Federated MDT Mid Cap Growth Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Mid Cap Growth Fund to its shareholders in complete liquidation and dissolution of MDT Mid Cap Growth Fund; (e) Federated MDT Small Cap Core Fund would acquire all of the assets of MDT Small Cap Core Fund in exchange for Federated MDT Small Cap Core Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Small Cap Core Fund to its shareholders in complete liquidation and dissolution of MDT Small Cap Core Fund; (f) Federated MDT Small Cap Growth Fund would acquire all of the assets of MDT Small Cap Growth Fund in exchange for Federated MDT Small Cap Growth Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Small Cap Growth Fund to its shareholders in complete liquidation and dissolution of MDT Small Cap Growth Fund; (g) Federated MDT Small Cap Value Fund would acquire all of the assets of MDT Small Cap Value Fund in exchange for Federated MDT Small Cap Value Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Small Cap Value Fund to its shareholders in complete liquidation and dissolution of MDT Small Cap Value Fund; and (h) Federated MDT Balanced Fund would acquire all of the assets of MDT Balanced Fund in exchange for Federated MDT Balanced Fund's Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Balanced Fund to its shareholders in complete liquidation and dissolution of MDT Balanced Fund. As a result of the Reorganizations, each shareholder of an MDT Fund will become the owner of the applicable Federated Fund Shares having a total NAV equal to the total NAV of his or her holdings in the applicable MDT Fund on the date of the Reorganizations, i.e., the Closing Date.

      The Adviser has recommended, and the Board of Trustees has approved, the Reorganization of the MDT Funds into the acquiring Federated Funds. Federated and the Adviser are making every effort to make the Reorganization a seamless transaction for shareholders. THE CURRENT PORTFOLIO MANAGER OF THE MDT FUNDS WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED MDT FUNDS PURSUANT TO AN EMPLOYMENT CONTRACT WITH FEDERATED. In addition, it is expected that the current team of investment professionals at the Adviser will also continue to serve the Federated MDT Funds as Federated employees.

      In considering the proposed Reorganizations, the Board took into consideration a number of factors, including, among others: (1) the terms and conditions of the Reorganizations, including the anticipated tax-free nature of the Reorganizations; (2) the similarities in the investment programs of the MDT Funds and the Federated Funds; (3) the historical expense ratios of the MDT Funds and the projected pro forma estimated expense ratios of the Federated Funds; (4) the greater potential long-term viability of the combined Federated Funds that would result from the Reorganization as compared to the continued operation of the MDT Funds as a separate fund family; and (5) the reputation, experience and resources of Federated.

      The Board of the Trust, including the Independent Trustees, has concluded that the Reorganizations would be in the best interest of each MDT Fund, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations.

At the time of the Reorganizations, the NAV of each MDT Fund's shares will be determined in accordance with the procedures described in the corresponding Federated Fund's Prospectus and Statement of Additional Information, and in accordance with the Federated Fund's valuation procedures. However, as of July 17, 2006, both the MDT Funds and the Federated Funds utilize the same valuation procedures.




Tax Consequences


      As a condition to each Reorganization, the Federated Fund and the corresponding MDT Fund each will receive an opinion of counsel that the Reorganization will be considered a tax-free "Reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by the Federated Fund, the corresponding MDT Fund or the MDT Fund's shareholders. The tax basis of the Federated Fund Shares received by the applicable MDT Fund's shareholders will be the same as the tax basis of their shares in the applicable MDT Fund. There will be taxes payable in connection with distributions, if any, by a MDT Fund immediately before the closing date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.



    THE BOARD OF TRUSTEES OF MDT FUNDS RECOMMENDS THAT YOU VOTE "FOR" THE

                       APPROVAL OF EACH REORGANIZATION.



           COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

FEDERATED MDT ALL CAP CORE FUND - MDT ALL CAP CORE FUND


The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

      Both Funds pursue their investment objective by investing primarily in common stock of U.S. companies. In addition, both Funds utilize a whole market, all-cap/all-style strategy that allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. And, secondly, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Adviser's qualitative process views as opportunities. Additionally, the Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.

               Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.



o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

o Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus and Statement of Additional Information
   (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.


FEDERATED MDT TAX AWARE ALL CAP CORE FUND - MDT TAX AWARE/ALL CAP CORE FUND


      The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks long-term capital appreciation, while seeking to minimize the impact of taxes.


      Both Funds pursue their investment objective by investing primarily in common stock of U.S. companies. In addition, both Funds utilize a whole market, tax aware, all-cap/all-style strategy that, allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. And, secondly, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Process views as opportunities. Additionally, the Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.


   Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.

Tax Risk, which relates to managing the Fund for after-tax returns which may hurt the Fund's performance given that the Fund's investment strategy considers tax consequences in making investment decisions.


o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

o Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus and Statement of Additional Information
   (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.


FEDERATED MDT LARGE CAP GROWTH FUND - MDT LARGE CAP GROWTH FUND


      The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.


      Both Funds pursue their investment objective by investing primarily in common stock of large sized U.S. companies. In addition, both Funds utilize a large cap growth strategy that under normal market conditions will invest at least 80% of their net assets in stocks of large-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser selects most of its investments from companies listed in the Russell 1000(R) Growth Index, an index that measures the performance of the 1,000 largest U.S. companies by market capitalization.


Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.

Large Sized Companies Risks, which relates to the ability of larger, more established companies being unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors;


o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus and Statement of Additional Information
   (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


o Exchange-Traded Funds. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.o



FEDERATED MDT MID CAP GROWTH FUND - MDT MID CAP GROWTH FUND


            The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.


            Both Funds pursue their investment objective by investing primarily in common stock of medium sized U.S. companies. In addition, both Funds utilize a mid cap growth strategy that under normal market conditions will invest at least 80% of their net assets in stocks of mid-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser selects most of its investments from companies listed in the Russell 1000(R) Index, an index that measures the performance of the 1,000 smallest U.S. companies by market capitalization.


            Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.

Medium Sized Companies Risks, which creates narrower markets and limited managerial and financial resources compared to larger more established companies;


o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
o Small Company Risks. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, and limited access to capital, they may be more likely to fail than larger companies.
o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus and Statement of Additional Information
   (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.


FEDERATED MDT SMALL CAP CORE FUND - MDT SMALL CAP CORE FUND


            The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.


            Both Funds pursue their investment objective by investing primarily in common stock of small sized U.S. companies. In addition, both Funds utilize a small cap growth strategy that under normal market conditions will invest at least 80% of their net assets in stocks of small-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser in both Funds selects most of its investments from companies listed in the Russell 2000(R) Index, an index that measures the performance of the 2,000 smallest U.S. companies by market capitalization.


            Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.


Small Sized Companies Risks, which creates narrower markets and limited managerial and financial resources compared to larger more established companies;


o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
o Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.


FEDERATED SMALL CAP GROWTH FUND - MDT SMALL CAP GROWTH FUND


            The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.


            Both Funds pursue their investment objective by investing primarily in common stock of small sized U.S. companies. In addition, both Funds utilize a small cap value strategy that under normal market conditions will invest at least 80% of their net assets in stocks of small-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser in both Funds selects most of its investments from companies listed in the Russell 2000(R) Index, an index that measures the performance of the 2,000 largest U.S. companies by market capitalization.


            Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.


Small Sized Companies Risks, which creates narrower markets and limited managerial and financial resources compared to larger more established companies.


o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.

o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund's net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.


o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.


FEDERATED MDT SMALL CAP VALUE FUND - MDT SMALL CAP VALUE FUND


            The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.


            Both Funds pursue their investment objective by investing primarily in common stock of small sized U.S. companies. In addition, both Funds utilize a small cap core strategy that under normal market conditions will invest at least 80% of their net assets in stocks of small-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser selects most of its investments from companies listed in the Russell 2000(R) Index, an index that measures the performance of the 2,000 largest U.S. companies by market capitalization.


            Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.


Small Sized Companies Risks, which creates narrower markets and limited managerial and financial resources compared to larger more established companies; o


Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.
   Additionally, value stocks tend to have higher dividends than  growth
   stocks.  This means they depend less on price changes for      returns and
   may lag behind growth stocks in an up market.

o Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund's net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.


o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.


FEDERATED MDT BALANCED FUND - MDT BALANCED FUND


            The investment objectives of the Federated Fund and the MDT Fund are similar. The MDT Fund seeks to provide long-term growth through capital appreciation and income, while the Federated Fund seeks to provide the possibility of long-term growth of capital and income.

            Both Funds pursue their investment objective by diversifying their portfolios over many categories of assets available for investment including, fixed-income and equity, domestic and foreign, growth and value. And, secondly, each portfolio, under normal circumstances, will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. Additionally, the Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization.

            Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

o Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

o Management Risk, which relates to the Adviser's judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

o Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

o Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate. However, the risks for the Funds differ in that the Federated Fund also discloses the following risks.

Other Investment Companies Risks, which causes a shareholder to indirectly bear fees, expenses and the principal risks of the underlying funds in which the Fund may invest.
o Foreign Securities Risks, which expose the Fund's Share price to foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case for a domestic security.
Call Risk, which occur during periods of declining interest rates and may cause a bond issuer to "call" or repay their high yielding bonds prior to their maturity dates.
Prepayment risks, which occur when homeowners prepay their mortgages in response to lower interest rates.
o Credit risk, which occurs when there is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money;
Interest Rate Risk, which relates to the inverse relationship of prices of fixed income securities and how they fall when interest rates rise;

Noninvestment Grade Securities Risks, which relates to securities that are rated below investment grade and how they may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.o

o Liquidity Risks. The securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities.

o Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

o Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

o Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

o Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

o Euro Risks. The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.


o Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund's net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.

o Risks of Investing in Derivative Contracts. The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.
o Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INVESTMENT LIMITATIONS - EACH FEDERATED FUND AND MDT FUND


      In addition to the objectives and policies set forth above, each Fund is subject to certain fundamental investment limitations which may not be
changed without shareholder approval.    The chart below compares the
fundamental investment limitations of the Funds.



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MDT FUNDS                             FEDERATED FUNDS
---------------------------------------------------------------------------
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Real Estate                           Real Estate

The Fund may not purchase or          The Fund may not purchase or sell
otherwise acquire interests in real   real estate, provided that this
estate, real estate mortgage loans    restriction does not prevent the
or interests therein, except that     Fund from investing in issuers
the Fund may purchase securities      which invest, deal, or otherwise
issued by issuers, including real     engage in transactions in real
estate investment trusts, which       estate or interests therein, or
invest in real estate or interests    investing in securities that are
therein.                              secured by real estate or interests
                                      therein. The Fund may exercise its
                                      rights under agreements relating to
                                      such securities, including the
                                      right to enforce security interests
                                      and to hold real estate acquired by
                                      reason of such enforcement until
                                      that real estate can be liquidated
                                      in an orderly manner.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Lending                               Lending


The Fund may not make loans if, as a  The Fund may not make loans,

result, more than 33 1/3% of the      provided that this restriction does
Fund's total assets would be loaned   not prevent the Fund from
to other parties, except that the     purchasing debt obligations,
Fund may (i) purchase or hold debt    entering into repurchase
instruments in accordance with its    agreements, lending its assets to
investment objective and policies;    broker/dealers or institutional
(ii) enter into repurchase            investors and investing in loans,
agreements; (iii) lend its            including assignments and
securities (iv) loan money to other   participation interests.
Funds within the Trust in accordance
with the terms of any applicable
rule or regulation that may permit
such practice (inter-fund lending is
currently prohibited under the 1940
Act) or an exemptive order (granted
directly to the Fund) removing the
current prohibitions that exist
under the 1940 Act.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Underwriting                          Underwriting

The Fund may not act as an            The Fund may not underwrite the
underwriter except to the extent the  securities of other issuers, except
Fund may be deemed to be an           that the Fund may engage in
underwriter when disposing of         transactions involving the
securities it owns or when selling    acquisition, disposition or resale
its shares.                           of its portfolio securities, under
                                      circumstances where it may be
                                      considered to be an underwriter
                                      under the Securities Act of 1933.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Senior Securities                     Issuing Senior Securities

The Fund may not issue senior         The Fund may issue senior
securities, except that this          securities to the maximum extent
restriction shall not be deemed to    permitted under the 1940 Act.
prohibit the Fund from (i) making
any permitted borrowings, loans,
mortgages, or pledges, (ii) entering
into options, future contracts,
forward contracts, repurchase
transactions or reverse repurchase
transactions, or (iii) making short
sales of securities to the extent
permitted by the 1940 Act and any
rule or order thereunder, or SEC
staff interpretation thereof.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Borrowing                             Borrowing Money

The Fund may not borrow money in an   The Fund may borrow money, directly
amount exceeding 33 1/3% of the       or indirectly, and issue senior
value of the Fund's total assets,     securities to the maximum extent
provided that the Fund may borrow     permitted under the 1940 Act.
money from other funds within the
Trust in accordance with the terms
of any applicable rule or regulation
that may permit such practice
(inter-fund borrowing is currently
prohibited under the 1940 Act) or
exemptive order (granted directly to
the Fund) removing the current
prohibitions that exist under the
1940 Act.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Concentration                         Concentration

The Fund may not concentrate its      The Fund will not make investments
investments in any one industry or    that will result in the
sector if, as a result, 25% or more   concentration of its investments in
of a Fund's assets will be invested   the securities of issuers primarily
in such industry or sector.  This     engaged in the same industry.
restriction, however, does not limit  Government securities, municipal
the Fund from investing in            securities and bank instruments
obligations issued or guaranteed by   will not be deemed to constitute an
the U.S. government, or its agencies  industry.
or instrumentalities.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Investing in Other Investment         Investing in Securities of Other
Companies                             Investment Companies

The Fund may not invest in other      The Fund may invest its assets in
investment companies except as        securities of other investment
permitted by the 1940 Act.            companies, including the securities
                                      of affiliated money market funds,
                                      as an efficient means of carrying
                                      out its investment policies and
                                      managing its uninvested cash. These
                                      other investment companies are
                                      managed independently of the Fund
                                      and incur additional expenses.
                                      Therefore, any such investment by
                                      the Fund may be subject to
                                      duplicate expenses. However, the
                                      Adviser believes that the benefits
                                      and efficiencies of this approach
                                      should outweigh the additional
                                      expenses. The Fund is prohibited
                                      from investing in other registered
                                      investment companies in reliance on
                                      Section 12(d)(1)(F) or (G) of the
                                      1940 Act.


---------------------------------------------------------------------------
---------------------------------------------------------------------------
Diversification of Investments        Diversification of Investments

As a principal strategy, each Fund    With respect to securities
may not purchase the securities of    comprising 75% of the value of its
any one issuer (other than the U.S.   total assets, the Fund will not
government or any of its agencies or  purchase securities of any one
instrumentalities or securities of    issuer (other than cash; cash
other investment companies) if        items; securities issued or
immediately after such investment     guaranteed by the government of the
(a) more than 5% of the value of the  United States or its agencies or
Fund's total assets would be          instrumentalities and repurchase
invested in such issuer or (b) more   agreements collateralized by such
than 10% of the outstanding voting    U.S. government securities; and
securities of such issuer would be    securities of other investment
owned by the Fund, except that up to  companies) if, as a result, more
25% of the value of the Fund's total  than 5% of the value of its total
assets may be invested without        assets would be invested in the
regard to such 5% and 10%             securities of that issuer, or the
limitations.                          Fund would own more than 10% of the
                                      outstanding voting securities of
                                      that issuer.
---------------------------------------------------------------------------
---------------------------------------------------------------------------

The MDT Funds have no corresponding   Investing in Commodities
fundamental investment limitation on
investing in commodities.             The Fund may not purchase or sell

                                      physical commodities, provided that
                                      the Fund may purchase securities of
                                      companies that deal in commodities.

---------------------------------------------------------------------------

COMPARATIVE FEE TABLES


      The Federated Funds and the MDT Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by (i) Class A Shares, Class C Shares and Institutional Shares of MDT All Cap Core Fund and Federated MDT All Cap Core Fund as of _______, 2006 and ______, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization; (ii) Class A Shares, Class C Shares and Institutional Shares of MDT Tax Aware/All Cap Core Fund and Federated Tax Aware/All Cap Core Fund as of ______, 2006 and _______, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization;
(iii) Class A Shares, Class C Shares and Institutional Shares of MDT Large Cap Growth Fund and Federated MDT Large Cap Growth Fund as of ______, 2006 and ________, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization; (iv) Class A Shares, Class C Shares and Institutional Class Shares of MDT Mid Cap Growth Fund and Federated MDT Mid Cap Growth Fund as of _______, 2006 and ________, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization; (v) Class A Shares, Class C Shares and Institutional Shares of MDT Small Cap Core Fund and Federated MDT Small Cap Core Fund as of _______, 2006 and ________, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization; (vi) Class A Shares, Class C Shares and Institutional Shares of MDT Small Cap Growth Fund and Federated MDT Small Cap Growth Fund as of __________, 2006 and ________, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization; (vii) Class A Shares, Class C Shares and Institutional Shares of MDT Small Cap Value Fund and Federated MDT Small Cap Value Fund as of ________, 2006 and _______, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization; and (viii) Class A Shares, Class C Shares and Institutional Shares of MDT Balanced Fund and Federated MDT Balanced Fund as of _______, 2006 and ______, 2006, respectively, and pro forma fees for each Fund after giving effect to the Reorganization.



MDT All Cap Core Fund - Federated MDT All Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT All Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT All Cap Core Fund, restated to reflect the fee structure of Federated MDT All Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.50%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT All Cap Core Fund are shown after giving effect to a contractual agreement to waive of expenses by the Adviser to limit total operating expenses to not more than 1.50% through November 2006.




Shareholder Fees                                    MDT All    Federated
                                                    Cap Core  MDT All Cap

                                                    Fund -    Core Fund -
                                                    Class A     Class A
                                                      Shares   Shares Pro
                                                                 Forma
                                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                              0.25%     0.25%(4)
Other Expenses                                      0.54%(5)   0.53%(6)
                                                    --------   --------
Total Annual Fund Operating Expenses                1.54%(7)       1.53%
Fee Waivers and/or Expense Reimbursement              0.04%        0.03%
(contractual)
Net Annual Fund Operating Expenses (after             1.50%     1.50%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor expects to waive certain amounts. This is shown below along with the net expenses the Federated MDT All Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.25%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    1.50%        1.25%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 1.50% of its daily net assets. Any waiver by the distributor that reduces such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.
(4) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(5) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(6) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

(7) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2006.





Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.50% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

For the Federated MDT All Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.50%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.50% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                MDT All Cap      Federated MDT
                 Core Fund       All Cap Core

                                Fund Pro forma

                                   Combined
  1 Year            $694             $694
  3 Years          $1,006           $1,000
  5 Years          $1,340           $1,332
  10 Years         $2,280           $2,267


MDT All Cap Core Fund - Federated MDT All Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT All Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT All Cap Core Fund, restated to reflect the fee structure of the Federated MDT All Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.25% through November 2006.



                                                    MDT All    Federated
                                                    Cap Core  MDT All Cap
                                                    Fund -    Core Fund -
                                                    Class C     Class C
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      0.54%(4)   0.53%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                2.29%(6)       2.03%
Fee Waivers and/or Expense Reimbursement              0.04%        0.00%
(contractual)
Net Annual Fund Operating Expenses (after             2.25%     2.03%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.25% of its daily net assets. Any waiver by the distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.25% of average net assets of the Fund through November 30, 2006.




Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.25% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                MDT All Cap      Federated MDT
                 Core Fund       All Cap Core

                                Fund Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $328             $304
  3 Years           $712             $730
  5 Years          $1,222           $1,182
  10 Years         $2,622           $2,435

  Expenses assuming  no redemption:
  1 Year            $228             $204
  3 Years           $712             $730
  5 Years          $1,222           $1,182
  10 Years         $2,622           $2,435


MDT All Cap Core Fund - Federated MDT All Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT All Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Institutional Shares of Federated MDT All Cap Core Fund on a combined basis after giving effect to the
Reorganization. Since the Federated MDT All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT All Cap Core Fund, restated to reflect the fee structure of the Federated MDT All Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.25% through November 2006.



                                                    MDT All      Federated
                                                    Cap Core     MDT All Cap
                                                    Fund -       Core Fund -
                                                    Institional  Institutional
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None
Account Fee                                              None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          0.75%   0.75%(3)
Distribution (12b-1) Fee                                 None       None
Other Expenses                                       0.54%(4)  0.28%(5)
                                                     --------  --------
Total Annual Fund Operating Expenses                 1.29%(6)      1.03%
Fee Waivers and/or Expense Reimbursement                0.04%      0.00%
(contractual)
Net Annual Fund Operating Expenses (after               1.25%   1.03%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.25% of its daily net assets. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.25% of average net assets of the Fund through November 30, 2006.




Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                MDT All Cap      Federated MDT
                 Core Fund       All Cap Core

                                Fund Pro forma

                                   Combined
  1 Year            $127             $105
  3 Years           $405             $328
  5 Years           $704             $569
  10 Years         $1,553           $1,259


MDT Tax Aware/All Cap Core Fund - Federated MDT Tax Aware/All Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Tax Aware/All Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Tax Aware/All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Tax Aware/All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of the MDT Tax Aware/All Cap Core Fund, restated to reflect the fee structure of Federated MDT Tax Aware/All Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by Adviser to limit total operating expenses to not more than 2.05% through November 2006.



                                                    MDT Tax    Federated
                                                    Aware/All   MDT Tax
                                                    Cap Core   Aware/All
                                                    Fund -      Cap Core
                                                    Class A      Fund -
                                                      Shares    Class A
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.00%     0.90%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      2.34%(6)   1.31%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.59%(8)       2.46%
Fee Waivers and/or Expense Reimbursement              1.54%        0.41%
(contractual)
Net Annual Fund Operating Expenses (after           2.05%(9)    2.05%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated MDT Tax Aware/All Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.40%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.05%        1.65%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 2.05% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.43% for the fiscal period ending July 31, 2007.

(4) The MDT Tax Aware/All Cap Core Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waiver) are expected to be 1.22% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.65%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Tax Aware/All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.05% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Tax Aware/All Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                  MDT Tax        Federated MDT
                 Aware/All       Tax Aware/All

                  Cap Core       Cap Core Fund
                    Fund           Pro forma

                                   Combined
  1 Year            $747             $747
  3 Years          $1,455           $1,184
  5 Years          $2,184           $1,703
  10 Years         $4,097           $3,120



MDT Tax Aware/All Cap Core Fund - Federated MDT Tax Aware/All Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Tax Aware/All Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Tax Aware/All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Tax Aware/All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Tax Aware/All Cap Core Fund, restated to reflect the fee structure of the Federated MDT Tax Aware/All Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.



                                                    MDT Tax    Federated
                                                    Aware/All   MDT Tax
                                                    Cap Core   Aware/All
                                                    Fund -      Cap Core
                                                    Class C      Fund -
                                                      Shares    Class C
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.00%     0.90%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      2.34%(4)   1.31%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                4.34%(6)       2.96%
Fee Waivers and/or Expense Reimbursement              1.54%        0.16%
(contractual)
Net Annual Fund Operating Expenses (after           2.80%(7)    2.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated MDT Tax Aware/All Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.40%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.80%        2.40%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.43% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waiver) are expected to be 1.22% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.40%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Tax Aware/All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.80% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Tax Aware/All Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                  MDT Tax        Federated MDT
                 Aware/All       Tax Aware/All

                  Cap Core       Cap Core Fund
                    Fund           Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $383             $380
  3 Years          $1,176            $971
  5 Years          $2,081           $1,608
  10 Years         $4,396           $3,320

  Expenses assuming  no redemption:
  1 Year            $283             $280
  3 Years          $1,176            $971
  5 Years          $2,081           $1,608
  10 Years         $4,396           $3,320


MDT Tax Aware/All Cap Core Fund - Federated MDT Tax Aware/All Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Tax Aware/All Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Tax Aware/All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Tax Aware/All Cap Core Fund, restated to reflect the fee structure of the Federated MDT Tax Aware/All Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.



                                                    MDT Tax    Federated
                                                    Aware/All   MDT Tax
                                                    Cap Core   Aware/All
                                                    Fund -      Cap Core
                                                    Institutional Fund -
                                                      Shares  Institutional
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None
Account Fee                                              None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          1.00%   0.90%(3)
Distribution (12b-1) Fee                                 None       None
Other Expenses                                       2.34%(4)  1.06%(5)
                                                     --------  --------
Total Annual Fund Operating Expenses                 3.34%(6)      1.96%
Fee Waivers and/or Expense Reimbursement                1.54%      0.16%
(contractual)
Net Annual Fund Operating Expenses (after            1.80%(7)   1.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated MDT Tax Aware/All Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers of Fund Expenses            0.00%    0.40%
       (voluntary)
       Total Anticipated Annual Fund Operating        1.80%    1.40%
       Expenses (after waivers)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.43% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waiver) are expected to be 0.97% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.40%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Tax Aware/All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

      For the Federated MDT Tax Aware/All Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                  MDT Tax        Federated MDT
                 Aware/All       Tax Aware/All

                  Cap Core       Cap Core Fund
                    Fund           Pro forma

                                   Combined
  1 Year            $183             $183
  3 Years           $884             $578
  5 Years          $1,608           $1,022
  10 Years         $3,527           $2,254


MDT Large Cap Growth Fund - Federated MDT Large Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Large Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Class A Shares of Federated MDT Large Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Large Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Large Cap Growth Fund, restated to reflect the fee structure of Federated MDT Large Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Large Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Large Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.




                                                    MDT Large  Federated
                                                    Cap        MDT Large
                                                    Growth     Cap Growth

                                                    Fund -       Fund -
                                                    Class A     Class A
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      2.34%(6)   2.24%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.34%(8)       3.24%
Fee Waivers and/or Expense Reimbursement              1.29%        1.19%
(contractual)
Net Annual Fund Operating Expenses (after           2.05%(9)    2.05%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Large Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.55%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.05%        1.50%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 2.05% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) The MDT Large Cap Growth Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.
Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Large Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.05% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Large Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 MDT Large       Federated MDT
                 Cap Growth    Large Cap Growth

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $747             $747
  3 Years          $1,407           $1,236
  5 Years          $2,090           $1,911
  10 Years         $3,899           $3,705


MDT Large Cap Growth Fund - Federated MDT Large Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Large Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Class C Shares of Federated MDT Large Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Large Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Large Cap Growth Fund, restated to reflect the fee structure of Federated MDT Large Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Large Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Large Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.




                                                    MDT Large  Federated
                                                    Cap        MDT Large
                                                    Growth     Cap Growth

                                                    Fund -       Fund -
                                                    Class C     Class C
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      2.34%(4)   2.24%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                4.09%(6)       3.74%
Fee Waivers and/or Expense Reimbursement              1.29%        0.94%
(contractual)
Net Annual Fund Operating Expenses (after           2.80%(7)    2.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Large Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.55%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.80%        2.25%
       Expenses (after waivers/reimbursement)
(3) Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.80% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008.
(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.25%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Large Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.80% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Large Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 MDT Large       Federated MDT
                 Cap Growth    Large Cap Growth

                    Fund        Fund Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $383             $380
  3 Years          $1,127           $1,024
  5 Years          $1,986           $1,820
  10 Years         $4,203           $3,898

  Expenses assuming  no redemption:
  1 Year            $283             $280
  3 Years          $1,127           $1,024
  5 Years          $1,986           $1,820
  10 Years         $4,203           $3,898


MDT Large Cap Growth Fund - Federated MDT Large Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Large Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Large Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Large Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Large Cap Growth Fund, restated to reflect the fee structure of Federated MDT Large Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Large Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Large Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.




                                                    MDT Large  Federated
                                                    Cap        MDT Large
                                                    Growth     Cap Growth

                                                    Fund         Fund -
                                                 Institutional Institutional
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a             None         None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                               None         None
Other Expenses                                      2.34%(4)   1.99%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.09%(6)       2.74%
Fee Waivers and/or Expense Reimbursement              1.29%        0.94%
(contractual)
Net Annual Fund Operating Expenses (after           1.80%(7)    1.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2) The percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Large Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund       0.00%    0.55%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating        1.80%    1.25%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waivers/reimbursement) are expected to be 1.25% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.25%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Large Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Large Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 MDT Large       Federated MDT
                 Cap Growth    Large Cap Growth

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $183             $183
  3 Years           $833             $634
  5 Years          $1,508           $1,247
  10 Years         $3,312           $2,902


MDT Mid Cap Growth Fund - Federated MDT Mid Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Mid Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Mid Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Mid Cap Growth Fund, restated to reflect the fee structure of Federated MDT Mid Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Mid Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization(expected to be November 2008); and operating expenses of MDT Mid Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.




                                                    MDT Mid    Federated
                                                    Cap       MDT Mid Cap

                                                    Growth    Growth Fund
                                                    Fund -     - Class A
                                                    Class A    Shares Pro
                                                      Shares     Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.90%     0.90%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      2.34%(6)   2.24%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.49%(8)       3.39%
Fee Waivers and/or Expense Reimbursement              1.44%        1.34%
(contractual)
Net Annual Fund Operating Expenses (after           2.05%(9)    2.05%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Mid Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.55%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.05%        1.50%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 2.05% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) The MDT Mid Cap Growth Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.
Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Mid Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.05% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Mid Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                MDT Mid Cap      Federated MDT
                Growth Fund     Mid Cap Growth

                                Fund Pro forma

                                   Combined
  1 Year            $747             $747
  3 Years          $1,436           $1,246
  5 Years          $2,146           $1,951
  10 Years         $4,018           $3,813


MDT Mid Cap Growth Fund - Federated MDT Mid Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Mid Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Mid Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Mid Cap Growth Fund, restated to reflect the fee structure of Federated MDT Mid Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Mid Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by Federated MDTA LLC to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Mid Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by MDTA LLC to limit total operating expenses to not more than 2.80% through November 2006.




                                                    MDT Mid    Federated
                                                    Cap       MDT Mid Cap

                                                    Growth    Growth Fund
                                                    Fund -     - Class C
                                                    Class C    Shares Pro
                                                      Shares     Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.90%     0.90%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      2.34%(4)   2.24%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                4.24%(6)       3.89%
Fee Waivers and/or Expense Reimbursement              1.44%        1.09%
(contractual)
Net Annual Fund Operating Expenses (after           2.80%(7)    2.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Mid Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.55%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.80%        2.25%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.25%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.




Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Mid Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.80% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Mid Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                MDT Mid Cap      Federated MDT
                Growth Fund     Mid Cap Growth

                                Fund Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $383             $380
  3 Years          $1,156           $1,033
  5 Years          $2,043           $1,859
  10 Years         $4,319           $4,004

  Expenses assuming  no redemption:
  1 Year            $283             $280
  3 Years          $1,156           $1,033
  5 Years          $2,043           $1,859
  10 Years         $4,319           $4,004


MDT Mid Cap Growth Fund - Federated MDT Mid Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Mid Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Institutional Shares of Federated MDT Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Mid Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Mid Cap Growth Fund, restated to reflect the fee structure of Federated MDT Mid Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Mid Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Mid Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.




                                                    MDT Mid    Federated
                                                    Cap       MDT Mid Cap
                                                    Growth    Growth Fund

                                                    Fund -         -
                                                    Institutional Institutional
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a             None         None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.90%     0.90%(3)
Distribution (12b-1) Fee                               None         None
Other Expenses                                      2.34%(4)   1.99%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.24%(6)       2.89%
Fee Waivers and/or Expense Reimbursement              1.44%        1.09%
(contractual)
Net Annual Fund Operating Expenses (after           1.80%(7)    1.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Mid Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund       0.00%    0.55%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating        1.80%    1.25%
       Expenses (after waivers/reimbursement)

(3) Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waivers/reimbursement) are expected to be 1.25% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.25%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Mid Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Mid Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                MDT Mid Cap      Federated MDT
                Growth Fund     Mid Cap Growth

                                Fund Pro forma

                                   Combined
  1 Year            $183             $183
  3 Years           $863             $643
  5 Years          $1,568           $1,288
  10 Years         $3,441           $3,021



MDT Small Cap Core Fund - Federated MDT Small Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Small Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Small Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Core Fund, restated to reflect the fee structure of Federated MDT Small Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.



                                                    MDT Small  Federated
                                                    Cap Core   MDT Small
                                                    Fund -      Cap Core
                                                    Class A      Fund -
                                                      Shares    Class A
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.25%     1.15%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      2.34%(6)   1.34%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.84%(8)       2.74%
Fee Waivers and/or Expense Reimbursement              1.79%        0.69%
(contractual)
Net Annual Fund Operating Expenses (after           2.05%(9)    2.05%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.30%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.05%        1.75%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 2.05% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.50% for the fiscal period ending July 31, 2007.

(4) The MDT Small Cap Core Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waiver) are expected to be 1.25% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.75%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.
Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.05% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 MDT Small       Federated MDT
                  Cap Core      Small Cap Core

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $747             $747
  3 Years          $1,502           $1,204
  5 Years          $2,276           $1,780
  10 Years         $4,290           $3,335


MDT Small Cap Core Fund - Federated MDT Small Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Small Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Small Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Core Fund, restated to reflect the fee structure of Federated MDT Small Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.



                                                    MDT Small  Federated
                                                    Cap Core   MDT Small
                                                    Fund -      Cap Core
                                                    Class C      Fund -
                                                      Shares    Class C
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.25%     1.15%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      2.34%(4)   1.34%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                4.59%(6)       3.24%
Fee Waivers and/or Expense Reimbursement              1.79%        0.44%
(contractual)
Net Annual Fund Operating Expenses (after           2.80%(7)    2.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.30%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.80%        2.50%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.50% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waiver) are expected to be 1.25% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.80% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 MDT Small       Federated MDT
                  Cap Core      Small Cap Core

                    Fund        Fund Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $383             $380
  3 Years          $1,225            $ 989
  5 Years          $2,175           $1,684
  10 Years         $4,584           $3,531

  Expenses assuming  no redemption:
  1 Year            $283             $280
  3 Years          $1,225            $ 989
  5 Years          $2,175           $1,684
  10 Years         $4,584           $3,531


MDT Small Cap Core Fund - Federated MDT Small Cap Core Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Small Cap Core Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Institutional Shares of Federated MDT Small Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Core Fund, restated to reflect the fee structure of Federated MDT Small Cap Core Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

                                                    MDT Small  Federated
                                                    Cap Core   MDT Small
                                                    Fund -      Cap Core
                                                    Institutional Fund -
                                                      Shares  Institutional
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None
Account Fee                                              None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          1.25%   1.15%(3)
Distribution (12b-1) Fee                                 None       None
Other Expenses                                       2.34%(4)  1.09%(5)
                                                     --------  --------
Total Annual Fund Operating Expenses                 3.59%(6)      2.24%
Fee Waivers and/or Expense Reimbursement                1.79%      0.44%
(contractual)
Net Annual Fund Operating Expenses (after            1.80%(7)   1.80%(3)
contractual waivers/reimbursement)
--------------------------------

(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Core Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers of Fund Expenses            0.00%    0.30%
       (voluntary)
       Total Anticipated Annual Fund Operating        1.80%    1.50%
       Expenses (after waivers)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.50% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waiver) are expected to be 1.00% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Core Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 MDT Small       Federated MDT
                  Cap Core      Small Cap Core

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $183             $183
  3 Years           $934             $597
  5 Years          $1,707           $1,102
  10 Years         $3,737           $2,491


MDT Small Cap Growth Fund - Federated MDT Small Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Small Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Class A Shares of Federated MDT Small Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Growth Fund, restated to reflect the fee structure of Federated MDT Small Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.




                                                    MDT Small  Federated
                                                    Cap        MDT Small
                                                    Growth     Cap Growth

                                                    Fund -       Fund -
                                                    Class A     Class A
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.25%     1.15%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      2.34%(6)   1.66%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.84%(8)       3.06%
Fee Waivers and/or Expense Reimbursement              1.79%        1.01%
(contractual)
Net Annual Fund Operating Expenses (after           2.05%(9)    2.05%(3)
contractual waivers/reimbursement)
--------------------------------

(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.30%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.05%        1.75%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 2.05% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.21% for the fiscal period ending July 31, 2007.

(4) The MDT Small Cap Growth Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waiver) are expected to be 1.54% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.75%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.
Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.05% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 MDT Small       Federated MDT
                 Cap Growth    Small Cap Growth

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $747             $747
  3 Years          $1,502           $1,224
  5 Years          $2,276           $1,864
  10 Years         $4,290           $3,573


MDT Small Cap Growth Fund - Federated MDT Small Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Small Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and
(2) the pro forma fees and expenses of Class C Shares of Federated MDT Small Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Growth Fund, restated to reflect the fee structure of Federated MDT Small Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.




                                                    MDT Small  Federated
                                                    Cap        MDT Small
                                                    Growth     Cap Growth

                                                    Fund -       Fund -
                                                    Class C     Class C
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.25%     1.15%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      2.34%(4)   1.66%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                4.59%(6)       3.56%
Fee Waivers and/or Expense Reimbursement              1.79%        0.76%
(contractual)
Net Annual Fund Operating Expenses (after           2.80%(7)    2.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.30%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.80%        2.50%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.21% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waiver) are expected to be 1.54% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.80% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 MDT Small       Federated MDT
                 Cap Growth    Small Cap Growth

                    Fund        Fund Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $383             $380
  3 Years          $1,225           $1,012
  5 Years          $2,175           $1,771
  10 Years         $4,584           $3,768

  Expenses assuming  no redemption:
  1 Year            $283             $280
  3 Years          $1,225           $1,012
  5 Years          $2,175           $1,771
  10 Years         $4,584           $3,768


MDT Small Cap Growth Fund - Federated MDT Small Cap Growth Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Small Cap Growth Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Small Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Growth Fund, restated to reflect the fee structure of Federated MDT Small Cap Growth Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.




                                                    MDT Small  Federated
                                                    Cap        MDT Small
                                                    Growth     Cap Growth

                                                    Fund -       Fund -
                                                    Institutional Institutional
                                                      Shares   Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None
Account Fee                                              None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          1.25%   1.15%(3)
Distribution (12b-1) Fee                                 None       None
Other Expenses                                       2.34%(4)  1.41%(5)
                                                     --------  --------
Total Annual Fund Operating Expenses                 3.59%(6)      2.56%
Fee Waivers and/or Expense Reimbursement                1.79%      0.76%
(contractual)
Net Annual Fund Operating Expenses (after            1.80%(7)   1.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Growth Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers of Fund Expenses            0.00%    0.30%
       (voluntary)
       Total Anticipated Annual Fund Operating        1.80%    1.50%
       Expenses (after waivers)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.21% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waiver) are expected to be 1.29% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Growth Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 MDT Small       Federated MDT
                 Cap Growth    Small Cap Growth

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $183             $183
  3 Years           $934             $621
  5 Years          $1,707           $1,195
  10 Years         $3,737           $2,756


MDT Small Cap Value Fund - Federated MDT Small Cap Value Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Small Cap Value Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Small Cap Value Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Value Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Value Fund, restated to reflect the fee structure of Federated MDT Small Cap Value Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Value Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2006); and operating expenses of MDT Small Cap Value Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.



                                                    MDT Small  Federated
                                                    Cap Value  MDT Small
                                                    Fund -     Cap Value
                                                    Class A      Fund -
                                                      Shares    Class A
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.25%     1.15%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      2.34%(6)   1.15%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                3.84%(8)       2.55%
Fee Waivers and/or Expense Reimbursement              1.79%        0.50%
(contractual)
Net Annual Fund Operating Expenses (after           2.05%(9)    2.05%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Value Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.30%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.05%        1.75%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 2.05% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.67% for the fiscal period ending July 31, 2007.

(4) The MDT Small Cap Value Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waiver) are expected to be 1.08% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.75%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Value Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.05% for the Fund's Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Value Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 MDT Small       Federated MDT
                 Cap Value      Small Cap Value

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $747             $747
  3 Years          $1,502           $1,190
  5 Years          $2,276           $1,728
  10 Years         $4,290           $3,190


MDT Small Cap Value Fund - Federated MDT Small Cap Value Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Small Cap Value Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Small Cap Value Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Value Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Value Fund, restated to reflect the fee structure of Federated MDT Small Cap Value Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Value Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Value Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.



                                                    MDT Small  Federated
                                                    Cap Value  MDT Small
                                                    Fund -     Cap Value
                                                    Class C      Fund -
                                                      Shares    Class C
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        1.25%     1.15%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      2.34%(4)   1.15%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                4.59%(6)       3.05%
Fee Waivers and/or Expense Reimbursement              1.79%        0.25%
(contractual)
Net Annual Fund Operating Expenses (after           2.80%(7)    2.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Federated MDT Small Cap Value Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.30%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.80%        2.50%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.67% for the fiscal period ending July 31, 2007.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waiver) are expected to be 1.08% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Value Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 2.80% for the Fund's Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Value Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class C Shares without any waivers.



  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 MDT Small       Federated MDT
                 Cap Value      Small Cap Value

                    Fund        Fund Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $383             $380
  3 Years          $1,225            $977
  5 Years          $2,175           $1,633
  10 Years         $4,584           $3,389

  Expenses assuming  no redemption:
  1 Year            $283             $280
  3 Years          $1,225            $977
  5 Years          $2,175           $1,633
  10 Years         $4,584           $3,389


MDT Small Cap Value Fund - Federated MDT Small Cap Value Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Small Cap Value Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Small Cap Value Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Value Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Value Fund, restated to reflect the fee structure of Federated MDT Small Cap Value Fund. As described below, the pro forma operating expenses of Federated MDT Small Cap Value Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Value Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.



                                                    MDT Small  Federated
                                                    Cap Value  MDT Small
                                                    Fund -     Cap Value
                                                    Institutional Fund -
                                                      Shares  Institutional
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None
Account Fee                                              None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          1.25%   1.15%(3)
Distribution (12b-1) Fee                                 None       None
Other Expenses                                       2.34%(4)  0.90%(5)
                                                     --------  --------
Total Annual Fund Operating Expenses                 3.59%(6)      2.05%
Fee Waivers and/or Expense Reimbursement                1.79%      0.25%
(contractual)
Net Annual Fund Operating Expenses (after            1.80%(7)   1.80%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated Small Cap Value Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers of Fund Expenses            0.00%    0.30%
       (voluntary)
       Total Anticipated Annual Fund Operating        1.80%    1.50%
       Expenses (after waivers)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.67% for the fiscal period ending July 31, 2007.

(4) Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waiver) are expected to be 0.83% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.80% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


      For the MDT Small Cap Value Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of 1.80% for the Fund's Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

  For the Federated MDT Small Cap Value Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Institutional Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 MDT Small       Federated MDT
                 Cap Value      Small Cap Value

                    Fund        Fund Pro forma

                                   Combined
  1 Year            $183             $183
  3 Years           $934             $585
  5 Years          $1,707           $1,048
  10 Years         $3,737           $2,331


MDT Balanced Fund - Federated MDT Balanced Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Balanced Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Balanced Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Balanced Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Balanced Fund, restated to reflect the fee structure of Federated MDT Balanced Fund. As described below, the pro forma operating expenses of Federated MDT Balanced Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.50%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Balanced Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.50% through November 2006.




                                                    MDT        Federated
                                                    Balanced      MDT

                                                    Fund-       Balanced
                                                    Class A      Fund -
                                                      Shares    Class A
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      5.50%        5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            0.00%        0.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                            0.25%(4)    0.25%(5)
Other Expenses                                      0.44%(6)   0.65%(7)
                                                    --------   --------
Total Annual Fund Operating Expenses                1.44%(8)       1.65%
Fee Waivers and/or Expense Reimbursement              0.00%        0.15%
(contractual)
Net Annual Fund Operating Expenses (after           1.44%(9)    1.50%(3)
contractual waivers/reimbursement)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and administrator expect to waive certain amounts. These are shown below along with the net expenses the Federated MDT Balanced Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.12%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    1.44%        1.38%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 1.50% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) The MDT Balanced Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

(5) Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

(6) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(7) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waiver) are expected to be 0.63% for the fiscal period ending July 31, 2007.

(8) The Adviser has contractually agreed to limit the Class A Shares' Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2006.

(9) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.40%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses are before waivers as shown in the Table and remain the same.


For the Federated MDT Balanced Fund Pro forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.50%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.50% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                    MDT          Federated MDT
                  Balanced       Balanced Fund

                    Fund           Pro forma

                                   Combined
  1 Year            $689             $694
  3 Years           $980            $1,008
  5 Years          $1,294           $1,365
  10 Years         $2,179           $2,368


MDT Balanced Fund - Federated MDT Balanced Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Balanced Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Balanced Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Balanced Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Balanced Fund, restated to reflect the fee structure of Federated MDT Balanced Fund. As described below, the pro forma operating expenses of Federated MDT Balanced Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Balanced Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.25% through November 2006.




                                                    MDT        Federated
                                                    Balanced      MDT

                                                    Fund -      Balanced
                                                    Class C      Fund -
                                                      Shares    Class C
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       None        1.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            1.00%        1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None         None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a          2.00%(1)        None
percentage of amount redeemed, if applicable)
Exchange Fee                                           None         None
Account Fee                                            None         None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                        0.75%     0.75%(3)
Distribution (12b-1) Fee                              1.00%        0.75%
Other Expenses                                      0.44%(4)   0.65%(5)
                                                    --------   --------
Total Annual Fund Operating Expenses                2.19%(6,7)     2.15%
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator expects to waive certain amounts. These are shown below along with the net expenses the Federated MDT Balanced Fund expects to pay for the fiscal period ending July 31, 2007.

       Additional Waivers/Reimbursement of Fund   0.00%        0.02%
       Expenses (voluntary)
       Total Anticipated Annual Fund Operating    2.19%        2.13%
       Expenses (after waivers/reimbursement)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Fund to not more than 2.25% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class C Shares (after the anticipated waiver) are expected to be 0.63% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Class C Shares' Total Annual Fund Operating Expenses to 2.25% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.15%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class C Shares operating expenses are before waivers as shown in the Table and remain the same.


  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                    MDT          Federated MDT
                  Balanced       Balanced Fund

                    Fund           Pro forma

                                   Combined
  Expenses assuming redemption:
  1 Year            $322             $316
  3 Years           $685             $766
  5 Years          $1,175           $1,243
  10 Years         $2,524           $2,558

  Expenses assuming  no redemption:
  1 Year            $222             $216
  3 Years           $685             $766
  5 Years          $1,175           $1,243
  10 Years         $2,524           $2,558


MDT Balanced Fund - Federated MDT Balanced Fund


      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Balanced Fund as of its most recent prospectus dated November 28, 2006, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Balanced Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Balanced Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Balanced Fund, restated to reflect the fee structure of Federated MDT Balanced Fund. As described below, the pro forma operating expenses of Federated MDT Balanced Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Balanced Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.25% through November 2006.




                                                    MDT        Federated
                                                    Balanced      MDT

                                                    Fund -      Balanced
                                                    Institutional Fund -
                                                      Shares  Institutional
                                                               Shares Pro
                                                                 Forma
Shareholder Fees                                                Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None
Account Fee                                              None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          0.75%   0.75%(3)
Distribution (12b-1) Fee                                 None       None
Other Expenses                                       0.44%(4)  0.40%(5)
                                                     --------  --------
Total Annual Fund Operating Expenses                 1.19%(6)      1.15%
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

(2)  The percentages shown are annualized based on anticipated expenses for
     the fiscal period ending July 31, 2007.   However, the rate at which
     expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator expects to waive certain amounts. This is shown below along with the net expenses the Federated MDT Balanced Fund expects to pay for the fiscal period ending July 31, 2007.

       Total Waivers of Fund Expenses                 0.00%    0.02%
       Total Anticipated Annual Fund Operating        1.19%    1.13%
       Expenses (after waivers)

(3) The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.25% of its daily net assets. Any waiver by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

(4) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses. Because the Fund is new, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(5) Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waiver) are expected to be 0.38% for the fiscal period ending July 31, 2007.

(6) The Adviser has contractually agreed to limit the Institutional Class' Total Annual Fund Operating Expenses to 1.25% of average net assets of the Fund through November 30, 2006.

(7) As of July 17, 2006, the Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the Fund's Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.15%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                    MDT          Federated MDT
                  Balanced       Balanced Fund

                    Fund           Pro forma

                                   Combined
  1 Year            $121             $117
  3 Years           $378             $365
  5 Years           $654             $633
  10 Years         $1,443           $1,398

COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION


      The historical performance of the MDT Funds and the Federated Funds is identical given that the Federated Funds have adopted the MDT historical performance figures. Performance information for the MDT All Cap Core Fund and the MDT Balanced Fund for the periods ended December 31, 2005 is incorporated herein by reference to the MDT All Cap Core Fund's and MDT Balanced Fund's prospectus dated November 28, 2005, as revised July 17, 2006. No comparable performance information is available for the MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund and the MDT Small Cap Value Fund, because these funds do not have one full calendar year of performance.


Financial Highlights

MDT Fund

      The Financial Highlights are incorporated herein by reference to the MDT Funds' semi-annual report dated January 31, 2006 and will help you understand the MDT Funds' financial performance since their inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the MDT Fund, assuming reinvestment of any dividends and capital gains.

      The information for Class A Shares (MDT All Cap Core Fund only) and Institutional Class Shares (MDT All Cap Core Fund and MDT Balanced Fund) has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the MDT Fund's audited financial statements, is included in the Fund's Annual Report.



Investment Adviser


      The Board of Trustees of MDT Funds (the "Board") governs the MDT Funds and selects and oversees the Adviser. The Adviser manages the MDT Fund's assets, including buying and selling portfolio securities. The Adviser also serves as adviser to the Federated Funds. The Adviser is a subsidiary of Federated and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Adviser is 125 CambridgePark Drive, Cambridge, MA 02140.

      The Adviser manages approximately $6.8 billion in total assets including, $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006. The Adviser primarily uses a proprietary quantitative investment process to manage the assets.

      Federated and its subsidiaries advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION
Federated MDT Funds and MDT Funds

David M. Goldsmith

David M. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers in 1990. He has been responsible for the development of the Optimum Q Process and for the past 5 years he has been in charge of the Quantitative Equity Strategies Group. Dr. Goldsmith supervises the Quantitative Equity Strategies Group which assists in the development, maintenance and operation of the Optimum Q Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received an A.B., Summa Cum Laude, in Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., Economics, with a concentration in Finance from Harvard University.


Investment Advisory Fees

      The annual investment advisory fee for each Federated Fund and each MDT Fund, as a percentage of the each Federated Fund's and each MDT Fund's daily net assets, is as follows:

-------------------------------------------------------------------------------
FEDERATED FUNDS              ADVISORY   MDT FUNDS                   ADVISORY
                             FEE                                    FEE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated MDT All Cap Core   0.75%      MDT All Cap Core Fund       0.75%
Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated MDT Tax Aware/All  0.90%      MDT Tax Aware/All Cap Core  1.00%
Cap Core Fund                           Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated MDT Large Cap      0.75%      MDT Large Cap Growth Fund   0.75%
Growth Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated MDT Mid Cap        0.90%      MDT Mid Cap Growth Fund     0.90%
Growth Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Federated MDT Small Cap      1.15%      MDT Small Cap Core Fund     1.25%
Core Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Federated MDT Small Cap      1.15%      MDT Small Cap Growth Fund   1.25%
Growth Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Federated MDT Small Cap      1.15%      MDT Small Cap Value Fund    1.25%
Value Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated MDT Balanced Fund  0.75%      MDT Balanced Fund           0.75%
-------------------------------------------------------------------------------


      The Adviser may voluntarily waive a portion of its advisory fee or reimburse other expenses of the Federated Funds. This voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion. The Adviser may similarly voluntarily waive a portion of its advisory fee or reimburse the MDT Funds for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion. A discussion of the MDT Board's review of the MDT Funds investment advisory contract is available in the MDT Funds Semi-Annual Report dated January 31, 2006.

Administrative Fees


      As of July 17, 2006, Federated Administrative Services ("FAS"), an affiliate of the Adviser, performs certain administrative, accounting and tax reporting functions for the MDT Funds. For the fiscal year ended July 31, 2005, the MDT All Cap Core Fund and the MDT Balanced Fund each paid $57,749 and $54,674, respectively, to U.S. Bancorp Fund Services, LLC (the MDT Fund's previous Administrator) for administrative services.


      FAS serves as administrator to the Federated Funds and the MDT Funds and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Fund and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS' minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee.

      The Federated Funds and the MDT Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

Service Fees


      The Federated Funds are party to a Shareholder Services Agreement under which they may make payments of up to 0.25% of the average daily NAV of a Federated MDT Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of the Adviser, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Funds and FSSC. The MDT Funds are not subject to a service fee agreement.



Rule 12b-1 Fees


      As of July 17, 2006, Federated Securities Corp. ("FSC"), an affiliate of the Adviser, is the principal distributor for shares of the MDT Funds. The MDT Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which the MDT Funds may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the MDT All Cap Core Fund's Class A Shares; 0.35% of the average daily net assets of the MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund's Class A Shares; and 1.00% of the average daily net assets of the MDT Funds' Class C Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Federated Funds are subject to an identical arrangement; however, the Federated Funds pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Federated Funds' Class A Shares and 0.75% of the average daily net assets of the Federated Funds' Class C Shares.


Account Administration Fees

      The Federated Funds (Class A Shares and Class C Shares only) and the MDT Funds (Class A Shares and Class C Shares only) may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Federated Funds and the MDT Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account. Both the Federated Funds and the MDT Funds are subject to identical disclosure and fees.

Recordkeeping Fees


      The Federated Funds and the MDT Funds (as of July 17, 2006) may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds' and the MDT Funds' shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account. Both the Federated Funds and the MDT Funds are subject to identical disclosure and fees.


Networking Fees


      The Federated Funds and the MDT Funds (as of July 17, 2006) may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Federated Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account. Both the Federated Funds and the MDT Funds are subject to identical disclosure and fees.


Additional Payments to Financial Intermediaries

      FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to the Federated Funds' and MDT Funds' shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds and the MDT Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including the Adviser).
These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds' and MDT Funds' Prospectuses and described above because they are not paid by the Federated Funds and the MDT Funds.

      These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Federated Funds and the MDT Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Funds, the MDT Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the FSC or the Federated Fund and any services provided.

      The Adviser and its affiliates may from time to time make payments or provide other compensation to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A Shares, Class C Shares and Institutional Shares of the Federated Funds and the MDT Funds including, without limitation, providing the Funds with "shelf space" or a higher profile for the financial intermediaries' financial consultants and their customers, placing the Federated Funds and the MDT Funds on the financial intermediaries' preferred or recommended fund list, granting the Adviser access to the financial intermediaries' financial consultants, providing assistance in training and educating the financial intermediaries' personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

      A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a MDT Fund or a Federated Fund, all other series of the MDT Trust, the Federated Trust and/or a particular class of shares, during a specified period of time. The Adviser may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary's clients have invested in the MDT Funds and the Federated Funds and the quality of the financial intermediary's relationship with the Adviser.

      The additional payments described above are made from the Adviser's (or its affiliates') own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a MDT Fund's or a Federated Fund's shares or the amount a MDT Fund or Federated Fund will receive as proceeds from such sales.

      The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of: occasional gifts; occasional meals, tickets or other entertainment; and/or sponsorship support for the financial intermediary's client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

      The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the MDT Funds, the Federated Funds and other mutual funds (or non-mutual fund investments) not making such payments. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to MDT Fund and Federated Fund shares.


Purchase, Redemption and Exchange Procedures; Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Information

      The transfer agent and dividend-disbursing agent for the MDT Funds and the Federated Funds is State Street Bank and Trust Company ("State Street Bank"). Services provided by State Street Bank include the issuance, cancellation and transfer of the Fund's shares, and the maintenance of records regarding the ownership of such shares.


      Reference is made to the Prospectuses of the MDT Funds and the Federated Funds dated November 28, 2005, as revised July 17, 2006, and August 9, 2006, respectively, each of which is incorporated herein by reference, for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the MDT Funds and the Federated Funds.



Purchases

  The following charts show the minimum initial and subsequent investment amounts for the Federated Funds and the MDT Funds:


Minimum Investments

Fund          Initial   Subsequent  Retirement    Retirement       Systematic
                                                     Plan       Investment Plan
                                       Plan       Subsequent       Investment
              InvestmentInvestment  Investment    Investment        Minimum
             Minimum   Minimum     Minimum        Minimum   (Initial/Subsequent)
Federated      $25,000      $0          --            --          $25,000/$50
Fund
Institutional
Shares
MDT Fund      $1          $2,500     $500,000       $2,500          Minimum
Institutional  million                                          requirement per
Shares                                                                fund
                                                                  account/$250
Federated      $1,500      $100        $250          $100          $1,500/$50
Fund Class A
Shares and
Class C
Shares
MDT Fund       $1,000      $50         $100           $50           Minimum
Class A                                                         requirement per
Shares and                                                      fund account/$50
Class C
Shares


      Initial Investment Minimums of the Federated Fund will be waived for purposes of the Reorganization.

  Purchases of shares of the Federated Funds and the MDT Funds are made through an investment professional, directly from the Funds or through an exchange from another Federated Fund or MDT Fund. Once an account is opened additional shares may be purchased through the systematic investment program or through a depository institution that is an automatic clearing house member. The Federated Funds and the MDT Funds both reserve the right to reject any purchase request. The purchase price of Federated Fund and MDT Fund shares is based on NAV, plus any applicable sales charges. However, shareholders of the MDT Funds will not be charged these sales charges in connection with the Reorganization.

  Class A Shares of the Federated Funds and the MDT Funds are sold at NAV, plus a front end sales charge as listed below:

Class A Shares
                                   Sales Charge
                                   as a Percentage       Sales Charge
                                   of Public             as a Percentage
Purchase Amount                    Offering Price        of NAV
Less than $50,000                  5.50%                 5.82%
$50,000 but less than              4.50%                 4.71%
$100,000
$100,000 but less than             3.75%                 3.90%
$250,000
$250,000 but less than             2.50%                 2.56%
$500,000
$500,000 but less than $1          2.00%                 2.04%
million
$1 million or greater(1)           0.00%                 0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.
------------------------------------------------------------------------------


  No front-end sales charge will be imposed on the Class A Shares of the Federated Funds that are issued to the shareholders of the MDT Funds in the Reorganization.
--------------------------------------------------------------------------

  A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to Class A Shares (purchase amount of $1 million or more) redeemed within 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

  Purchases of shares of the MDT Funds and the Federated Funds may be made through a financial intermediary, by mail or wire or through an exchange from another MDT Fund or Federated Fund. After an account is opened investors may purchase additional share by telephone or through the automatic investment plan. If the MDT Funds or the Federated Funds do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The MDT Funds and the Federated Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.


      There is no initial sales charge for purchases of Class C Shares of the MDT Funds; however, there is a 1.00% initial sales charge when purchasing Class C Shares of the Federated Funds. There is a contingent deferred sales charge of 1.00% on Class C Shares of the Federated Fund and the MDT Funds you sell within 12 months of the purchase date.

Federated MDT Fund Class C Shares only

Class C Shares
                                   Sales Charge
                                   as a Percentage       Sales Charge
                                   of Public             as a Percentage
Purchase Amount                    Offering Price        of NAV
All Purchases                      1.00%                 1.01%


------------------------------------------------------------------------------


      Purchase orders for both the MDT Funds and the Federated Funds are effected at the offering price next calculated after receipt of the order. The NAV per share for the Federated Funds and the MDT Funds are calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business ("NYSE Closing Time").



Redemptions and Exchanges

      Redemptions and exchanges of the Federated Funds and MDT Funds may be made through an investment professional or directly from a Fund by telephone or by mailing a written request. The Federated Funds and the MDT Funds also offer their shareholders a systematic withdrawal plan.

      Class A and Class C Shareholders of the MDT Funds and the Federated Funds may exchange all or a portion of their investment from any class of shares of a MDT Fund to the same class of shares of any other MDT Fund or Federated Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above.

      Institutional Shareholders of the Federated Funds and MDT Funds have an exchange privilege that allows shareholders to exchange shares of the Fund for shares of any Federated or MDT Fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares.

      Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-341-7400.


Dividends and Distributions

      The Federated Funds and the MDT Funds both declare any dividends annually and pay them annually to shareholders. Both the Federated Funds and the MDT Funds pay any capital gains annually. Dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.


Tax Information

      The Federated Funds' and the MDT Funds' distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. The Federated Funds' and MDT Funds' distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Frequent Trading


      Since July 17, 2006, both the Federated Funds and the MDT Funds have identical frequent trading policies as stated below.


      Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated.

      The Federated and MDT Funds' Board have approved identical policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. The Federated and MDT Funds monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of a Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of a Fund's Shares. The Funds may also monitor trades into and out of a Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of a Fund's Shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to a Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of a Fund's Shares. No matter how the Funds define its limits on frequent trading of a Fund's Shares, other purchases and sales of a Fund's Shares may have adverse effects on the management of a Fund's portfolio and its performance.

      The Funds frequent trading restrictions do not apply to purchases and sales of a Fund's Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Funds at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in a Fund's Shares, purchases and redemptions of a Fund's Shares by other Federated funds could adversely affect the management of a Fund's portfolio and its performance.

      The Funds objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

      The Funds do not accommodate frequent purchases and redemptions of a Fund's shares by shareholders.



Portfolio Holdings Information

      Both the Federated Funds and the MDT Funds have identical disclosure regarding portfolio holdings information as stated below.

      Information concerning the Federated and MDT Funds' portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Federated and MDT Funds' portfolio holdings as of the end of each month is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, credit quality and type of security.

      To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

      You may also access from the "Products" section of the website portfolio information as of the end of the Federated and MDT Funds' fiscal quarters. The Federated and MDT Funds Annual and Semi-Annual Reports, which contain complete listings of their portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Federated and MDT Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.



                    INFORMATION ABOUT THE REORGANIZATIONS

Description of the Agreements and Plans of Reorganization

      Each Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about November 17, 2006. On the Closing Date all of the assets of the MDT Funds will be transferred to the corresponding Federated Fund. In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the corresponding MDT Funds a number of full and fractional Class A Shares, Class C Shares or Institutional Shares of the Federated Funds equal in value to the aggregate NAV of the Class A Shares, Class C Shares and Institutional Shares of the MDT Funds calculated as of 4:00 p.m. on the Closing Date.


      Following the transfer of assets in exchange for Class A Shares, Class C Shares or Institutional Shares of the Federated Funds, the MDT Funds will distribute the Class A Shares, Class C Shares or Institutional Shares of the Federated Funds pro rata to its shareholders of Class A Shares, Class C Shares and Institutional Shares of record in complete liquidation of the MDT Funds. Shareholders of the MDT Funds owning shares at the closing on the Closing Date of the Reorganization will receive a number of Class A Shares, Class C Shares or Institutional Shares of the Federated Funds with the same aggregate value as the shareholder had in the MDT Funds immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the MDT Funds' shareholders on the share records of the Federated Funds' transfer agent. The MDT Funds will then be terminated. The Federated Funds do not issue share certificates to shareholders.

      The transfer of shareholder accounts from the MDT Funds to the Federated Funds will occur automatically. It is not necessary for MDT Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.


      Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the MDT Fund's shareholders; and (ii) the receipt by the Trust of an opinion to the effect that the Reorganization will be tax-free to the MDT Fund, their shareholders and the Federated Fund. Each Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interest of the shareholders of the Federated or MDT Fund.

      The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of the Plan, a form of which is attached hereto as Exhibit A and incorporated herein by reference.




Background and Trustees' Considerations Relating to the Proposed
Reorganizations

The Reorganizations were first discussed with the Trustees of the MDT Funds in May 2006 following the public announcement of the Acquisition. The Independent Trustees then retained independent legal counsel, and on May 30, 2006, independent counsel provided Federated with a request for information on various matters related to the Acquisition, including the Reorganizations. After receiving detailed written responses to this request, the Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees requested additional information from the Adviser and Federated. The Independent Trustees decided to further review the information received from Federated, as well as information provided in response to their additional requests, at an additional Board meeting they scheduled on July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the Board, including the Independent Trustees, approved each Reorganization and determined to recommend that each Reorganization be approved by shareholders.

In determining to recommend that the shareholders of each MDT Fund approve the Reorganization applicable to their Fund, the Trustees considered, among others, the factors described below:

o     The  Trustees  noted that the  investment  objective  of each  MDT Fund,
            except   MDT Balanced   Fund,  is  identical  to  the   investment
            objective of the corresponding Federated Fund and that the strategies of each MDT Fund are substantially similar to the strategies of the corresponding Federated Fund. The Trustees considered that the investment objective and strategies of MDT Balanced Fund were substantially similar to the investment objective and strategies of the Federated MDT Balanced Fund.

o     The  Trustees  considered  that the  current  Portfolio  Manager  of the
            MDT Funds would be responsible for the day-to-day management of the Federated Funds and that the Portfolio Manager would have an employment contract with Federated.

o     The Trustees  considered that the estimated  operating  expense ratio of
            Class A Shares, Class C Shares and Institutional Shares of each newly created Federated Fund, except Class A Shares of the Federated MDT Balanced Fund, is equal to or lower than the operating expense ratio of the Class A Shares, Class C Shares and Institutional Class Shares of the corresponding MDT Fund. The Trustees also considered that for each Federated Fund with an estimated expense ratio equal to the expense ratio of its corresponding MDT Fund, the Adviser, distributor and administrator have voluntarily agreed to waive fees such that after the effect of the voluntary waiver, the Federated Fund would have a lower operating expense ratio than the current operating expense ratio of the corresponding MDT Fund. The Trustees also noted that the Adviser has contractually agreed to limit annual total operating expenses for each class of shares of the Federated Funds to the current expense cap of the corresponding class of the MDT Funds for a two-year period following the Reorganizations.

o     The  Trustees  noted  that  the  estimated  operating  expense  ratio of
            Class A Shares of the Federated MDT Balanced Fund is higher than the operating expense ratio of Class A Shares of the MDT Balanced Fund, but that the Adviser, distributor and administrator have voluntarily agreed to waive fees such that after the effect of the voluntary waiver, Class A shares of the Federated MDT Balanced Fund would have a lower operating expense ratio than the current operating expense ratio of the MDT Balanced Fund's Class A Shares.

o     The  Trustees  noted the  distribution  services  that  Federated  would provide to each Federated Fund and the possible economies of scale that the Federated Funds may realize if the Funds increase in size and the benefits to shareholders as a result of any such economies of scale. The Trustees also noted that as shareholders of the Federated Funds, the former MDT Fund shareholders would have exchange privileges with the over 100 funds in the Federated family of funds.

o     The Trustees  considered  that in connection  with the  Reorganizations, the Adviser agreed to waive its right to seek reimbursement for fees it previously waived under its expense limitation agreements with the MDT Funds and has agreed to forego seeking any such reimbursement in the future.

o     The Trustees  considered that Federated or its affiliates would bear the expenses of the Reorganizations.

o     The Trustees noted that the  Reorganizations are expected to be tax-free reorganizations for federal income tax purposes and the receipt by each MDT Fund's shareholders of shares of the corresponding Federated Fund as a result of the Reorganizations is expected to be a tax-free transaction.

Based upon all the foregoing considerations, the Trustees concluded with respect to each proposed Reorganization that: (1) the Reorganization is in the best interests of the applicable MDT Fund, and (2) the interests of the existing shareholders of the applicable MDT Fund will not be diluted as a result of the Reorganization. Accordingly, the Trustees of the MDT Funds, including the Independent Trustees, recommend that shareholders of the MDT Funds approve the Plan and the Reorganization as contemplated thereby for their MDT Fund.

Costs of Reorganizations

      The expenses of each Reorganization will be paid by the Adviser or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition by a Federated Fund, after the Reorganization, of securities acquired by it from a MDT Fund, will be borne by the Federated Fund.


Description of the Federated MDT Funds' Class A Shares, Class C Shares and Institutional Shares and Capitalization


      Class A Shares, Class C Shares and Institutional Shares of the Federated Funds to be issued to shareholders of Class A Shares, Class C Shares and Institutional Shares of the MDT Funds will be issued to shareholders under the Plans and will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Funds provided herewith for additional information about the Class A Shares, Class C Shares and Institutional Shares of the Federated Funds.


The following table sets forth the unaudited capitalization of MDT All Cap Core Fund's Institutional Shares into Federated MDT All Cap Core Fund's Institutional Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT All
                 MDT All Cap Core    All Cap Core               Cap Core Fund -
                      Fund -            Fund -                   Institutional
              Institutional     Institutional    Adjustments         Shares
                 Shares            Shares                     Pro Forma Combined
Net Assets      $42,655,540              NA               ___      $42,655,540
Net Asset            $15.17              NA               ___           $15.17
Value Per Share
Shares            2,811,625              NA               ___        2,811,625
Outstanding


The following table sets forth the unaudited capitalization of MDT All Cap Core Fund's Class A Shares into Federated MDT All Cap Core Fund's Class A Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT All
                 MDT All Cap Core    All Cap Core               Cap Core Fund -
                  Fund - Class A    Fund - Class A               Class A Shares
                 Shares            Shares       Adjustments   Pro Forma Combined
Net Assets      $100,866,065             NA               ___      $100,866,065
Net Asset           $ 15.08              NA               ___          $ 15.08
Value Per Share
Shares            6,686,825              NA               ___        6,686,825
Outstanding


The following table sets forth the unaudited capitalization of MDT All Cap Core Fund's Class C Shares into Federated MDT All Cap Core Fund's Class C Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT All
                 MDT All Cap Core    All Cap Core               Cap Core Fund -
                  Fund - Class C    Fund - Class C               Class C Shares
                 Shares            Shares       Adjustments   Pro Forma Combined
Net Assets      $47,724,936              NA               ___      $47,724,936
Net Asset           $ 14.99              NA               ___          $ 14.99
Value Per Share
Shares            3,182,947              NA               ___        3,182,947
Outstanding

The following table sets forth the unaudited capitalization of MDT Tax Aware/All Cap Core Fund's Institutional Shares into Federated MDT Tax Aware/All Cap Core Fund's Institutional Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT Tax
                                     Tax Aware/All                 Aware/All Cap
                 MDT Tax Aware/All   Cap Core Fund                  Core Fund -
                Cap Core Fund -          -         Adjustments    Institutional
                  Institutional     Institutional                        Shares
                      Shares            Shares                Pro Forma Combined
Net Assets       $1,378,018              NA               ___       $1,378,018
Net Asset            $10.36              NA               ___           $10.36
Value Per Share
Shares              132,993              NA               ___          132,993
Outstanding


The following table sets forth the unaudited capitalization of MDT Tax Aware/All Cap Core Fund's Class A Shares into Federated MDT Tax Aware/All Cap Core Fund's Class A Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT Tax
                                     Tax Aware/All                 Aware/All Cap
                 MDT Tax Aware/All   Cap Core Fund             Core Fund - Class
                  Cap Core Fund -     - Class A      Adjustments        A Shares
                  Class A Shares        Shares                Pro Forma Combined
                          ------        ------                ------------------
Net Assets       $2,060,928              NA               ___       $2,060,928
Net Asset           $ 10.35              NA               ___          $ 10.35
Value Per Share
Shares              199,053              NA               ___          199,053
Outstanding

The following table sets forth the unaudited capitalization of MDT Tax Aware/All Cap Core Fund's Class C Shares into Federated MDT Tax Aware/All Cap Core Fund's Class C Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT Tax
                                     Tax Aware/All            Aware/All Cap Core
                 MDT Tax Aware/All   Cap Core Fund               Fund - Class C
                  Cap Core Fund -     - Class C      Adjustments         Shares
                  Class C Shares        Shares                Pro Forma Combined
                          ------        ------                ------------------
Net Assets       $1,329,251              NA               ___       $1,329,251
Net Asset           $ 10.27              NA               ___          $ 10.27
Value Per Share
Shares              129,413              NA               ___          129,413
Outstanding

The following table sets forth the unaudited capitalization of MDT Large Cap Growth Fund's Institutional Shares into Federated MDT Large Cap Growth Fund's Institutional Shares as of July 31, 2006:

                                                                  Federated MDT
                                     Federated MDT              Large Cap Growth
                   MDT Large Cap       Large Cap                      Fund -
                   Growth Fund -     Growth Fund -   Adjustments   Institutional
                   Institutional    Institutional                        Shares
                      Shares            Shares                Pro Forma Combined
Net Assets         $305,692              NA               ___         $305,692
Net Asset            $10.21              NA               ___           $10.21
Value Per Share
Shares               29,927              NA               ___           29,927
Outstanding


The following table sets forth the unaudited capitalization of MDT Large Cap Growth Fund's Class A Shares into Federated MDT Large Cap Growth Fund's Class A Shares as of July 31, 2006:

                                                                 Federated MDT
                                     Federated MDT             Large Cap Growth
                   MDT Large Cap       Large Cap                 Fund - Class A
                  Growth Fund -      Growth Fund -   Adjustments         Shares
                  Class A Shares    Class A Shares            Pro Forma Combined
                  --------------            ------            ------------------
Net Assets         $182,760              NA               ___         $182,760
Net Asset           $ 10.18              NA               ___          $ 10.18
Value Per Share
Shares               17,950              NA               ___           17,950
Outstanding

The following table sets forth the unaudited capitalization of MDT Large Cap Growth Fund's Class C Shares into Federated MDT Large Cap Growth Fund's Class C Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT              Large Cap Growth
                   MDT Large Cap       Large Cap                  Fund - Class C
                  Growth Fund -      Growth Fund -   Adjustments         Shares
                  Class C Shares    Class C Shares            Pro Forma Combined
                  --------------            ------            ------------------
Net Assets         $147,085              NA               ___         $147,085
Net Asset           $ 10.11              NA               ___           $10.11
Value Per Share
Shares               14,549              NA               ___           14,549
Outstanding



The following table sets forth the unaudited capitalization of MDT Mid Cap Growth Fund's Institutional Shares into Federated MDT Mid Cap Growth Fund's Institutional Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT Mid
                MDT Mid Cap Growth  Mid Cap Growth             Cap Growth Fund -
                      Fund -            Fund -                    Institutional
                   Institutional    Institutional    Adjustments         Shares
                      Shares            Shares                Pro Forma Combined
Net Assets         $225,283              NA               ___         $225,283
Net Asset            $10.69              NA               ___           $10.69
Value Per Share
Shares               21,077              NA               ___           21,077
Outstanding


The following table sets forth the unaudited capitalization of MDT Mid Cap Growth Fund's Class A Shares into Federated MDT Mid Cap Growth Fund's Class A Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT Mid
                MDT Mid Cap Growth  Mid Cap Growth             Cap Growth Fund -
                  Fund - Class A    Fund - Class A                Class A Shares
                 Shares               Shares      Adjustments Pro Forma Combined
Net Assets         $104,184              NA               ___         $104,184
Net Asset           $ 10.67              NA               ___           $10.67
Value Per Share
Shares                9,766              NA               ___            9,766
Outstanding

The following table sets forth the unaudited capitalization of MDT Mid Cap Growth Fund's Class C Shares into Federated MDT Mid Cap Growth Fund's Class C Shares as of July 31, 2006:

                                     Federated MDT             Federated MDT Mid
                MDT Mid Cap Growth  Mid Cap Growth             Cap Growth Fund -
                  Fund - Class C    Fund - Class C                Class C Shares
                 Shares            Shares       Adjustments   Pro Forma Combined
Net Assets           $5,547              NA               ___           $5,547
Net Asset           $ 10.60              NA               ___          $ 10.60
Value Per Share
Shares                  523              NA               ___              523
Outstanding

The following table sets forth the unaudited capitalization of MDT Small Cap Core Fund's Institutional Shares into Federated MDT Small Cap Core Fund's Institutional Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT                Small Cap Core
                   MDT Small Cap       Small Cap                       Fund -
                    Core Fund -       Core Fund -    Adjustments   Institutional
                   Institutional    Institutional                        Shares
                      Shares            Shares                Pro Forma Combined
Net Assets         $783,537              NA               ___         $783,537
Net Asset            $11.14              NA               ___           $11.14
Value Per Share
Shares               70,323              NA               ___           70,323
Outstanding


The following table sets forth the unaudited capitalization of MDT Small Cap Core Fund's Class A Shares into Federated MDT Small Cap Core Fund's Class A Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT                Small Cap Core
                MDT Small Cap Core     Small Cap                  Fund - Class A
                  Fund - Class A      Core Fund -    Adjustments         Shares
                      Shares        Class A Shares            Pro Forma Combined
Net Assets         $315,066              NA               ___         $315,066
Net Asset           $ 11.11              NA               ___          $ 11.11
Value Per Share
Shares               28,354              NA               ___           28,354
Outstanding

The following table sets forth the unaudited capitalization of MDT Small Cap Core Fund's Class C Shares into Federated MDT Small Cap Core Fund's Class C Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT                Small Cap Core
                MDT Small Cap Core     Small Cap                  Fund - Class C
                  Fund - Class C      Core Fund -    Adjustments         Shares
                      Shares        Class C Shares            Pro Forma Combined
Net Assets       $1,505,458              NA               ___       $1,505,458
Net Asset           $ 11.05              NA               ___          $ 11.05
Value Per Share
Shares              136,202              NA               ___          136,202
Outstanding


The following table sets forth the unaudited capitalization of MDT Small Cap Growth Fund's Institutional Shares into Federated MDT Small Cap Growth Fund's Institutional Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT              Small Cap Growth
                   MDT Small Cap       Small Cap                        Fund -
                   Growth Fund -     Growth Fund -   Adjustments   Institutional
                   Institutional    Institutional                       Shares
                      Shares            Shares                Pro Forma Combined
Net Assets         $235,954              NA               ___         $235,954
Net Asset            $10.61              NA               ___           $10.61
Value Per Share
Shares               22,235              NA               ___           22,235
Outstanding



The following table sets forth the unaudited capitalization of MDT Small Cap Growth Fund's Class A Shares into Federated MDT Small Cap Growth Fund's Class A Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT              Small Cap Growth
                   MDT Small Cap       Small Cap                 Fund - Class A
                  Growth Fund -      Growth Fund -   Adjustments         Shares
                  Class A Shares    Class A Shares            Pro Forma Combined
                  --------------            ------           ------------------
Net Assets         $157,028              NA               ___         $157,028
Net Asset           $ 10.59              NA               ___          $ 10.59
Value Per Share
Shares               14,827              NA               ___           14,827
Outstanding

The following table sets forth the unaudited capitalization of MDT Small Cap Growth Fund's Class C Shares into Federated MDT Small Cap Growth Fund's Class C Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT             Small Cap Growth
                   MDT Small Cap       Small Cap                  Fund - Class C
                  Growth Fund -      Growth Fund -   Adjustments         Shares
                  Class C Shares    Class C Shares            Pro Forma Combined
                  --------------            ------            ------------------
Net Assets         $347,960              NA               ___         $347,960
Net Asset           $ 10.52              NA               ___          $ 10.52
Value Per Share
Shares               33,076              NA               ___           33,076
Outstanding


The following table sets forth the unaudited capitalization of MDT Small Cap Value Fund's Institutional Shares into Federated MDT Small Cap Value Fund's Institutional Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT               Small Cap Value
                   MDT Small Cap       Small Cap                        Fund -
                   Value Fund -      Value Fund -    Adjustments   Institutional
                   Institutional    Institutional                        Shares
                      Shares            Shares                Pro Forma Combined
Net Assets         $598,172              NA               ___         $598,172
Net Asset            $10.64              NA               ___           $10.64
Value Per Share
Shares               56,233              NA               ___           56,233
Outstanding



The following table sets forth the unaudited capitalization of MDT Small Cap Value Fund's Class A Shares into Federated MDT Small Cap Value Fund's Class A Shares as of July 31, 2006:

                                                                   Federated MDT
                                     Federated MDT               Small Cap Value
                   MDT Small Cap       Small Cap                  Fund - Class A
                Value Fund - Class   Value Fund -    Adjustments         Shares
                     A Shares       Class A Shares            Pro Forma Combined
Net Assets         $698,505              NA               ___         $698,505
Net Asset           $ 10.61              NA               ___          $ 10.61
Value Per Share
Shares               65,809              NA               ___           65,809
Outstanding

The following table sets forth the unaudited capitalization of MDT Small Cap Value Fund's Class C Shares into Federated MDT Small Cap Value Fund's Class C Shares as of July 31, 2006:

                                                                  Federated MDT
                                     Federated MDT               Small Cap Value
                   MDT Small Cap       Small Cap                  Fund - Class C
                Value Fund - Class   Value Fund -    Adjustments         Shares
                     C Shares       Class C Shares            Pro Forma Combined
Net Assets          $50,876              NA               ___          $50,876
Net Asset           $ 10.54              NA               ___          $ 10.54
Value Per Share
Shares                4,825              NA               ___            4,825
Outstanding


The following table sets forth the unaudited capitalization of MDT Balanced Fund's Institutional Shares into Federated MDT Balanced Fund's Institutional Shares as of July 31, 2006:

                                     Federated MDT                 Federated MDT
                                     Balanced Fund               Balanced Fund -
                 MDT Balanced Fund         -                       Institutional
                 - Institutional    Institutional    Adjustments         Shares
                      Shares            Shares                Pro Forma Combined
Net Assets      $73,772,423              NA               ___      $73,772,423
Net Asset            $13.23              NA               ___           $13.23
Value Per Share
Shares            5,575,673              NA               ___        5,575,673
Outstanding



The following table sets forth the unaudited capitalization of MDT Balanced Fund's Class A Shares into Federated MDT Balanced Fund's Class A Shares as of July 31, 2006:

                                     Federated MDT                 Federated MDT
                                     Balanced Fund               Balanced Fund -
                 MDT Balanced Fund    - Class A                   Class A Shares
            - Class A Shares       Shares       Adjustments   Pro Forma Combined
              --------------       ------       -----------   ------------------
Net Assets       $1,916,156              NA               ___       $1,916,156
Net Asset           $ 13.21              NA               ___          $ 13.21
Value Per Share
Shares              145,001              NA               ___          145,001
Outstanding

The following table sets forth the unaudited capitalization of MDT Balanced Fund's Class C Shares into Federated MDT Balanced Fund's Class C Shares as of July 31, 2006:

                                     Federated MDT                 Federated MDT
                                     Balanced Fund              Balanced Fund -
                 MDT Balanced Fund    - Class C                  Class C Shares
            - Class C Shares       Shares       Adjustments   Pro Forma Combined
              --------------       ------       -----------   ------------------
Net Assets       $3,897,070              NA               ___       $3,897,070
Net Asset           $ 13.13              NA               ___          $ 13.13
Value Per Share
Shares              296,827              NA               ___          296,827
Outstanding

Income Tax Consequences

      As a condition to the Reorganization, the MDT Trust will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the MDT Funds and Federated Funds each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Federated Funds upon its receipt of the MDT Fund's assets in exchange for Class A Shares, Class C Shares and Institutional Shares of the Federated Funds;

o no gain or loss will be recognized by the MDT Funds upon transfer of its assets to the Federated Funds in exchange for Class A Shares, Class C Shares and Institutional Shares of the Federated Funds or upon the distribution of Class A Shares, Class C Shares and Institutional Shares of the Federated Funds to the MDT Fund's shareholders in exchange for their shares of the MDT Funds;

o no gain or loss will be recognized by shareholders of the MDT Funds upon exchange of their shares of the MDT Funds for Class A Shares, Class C Shares and Institutional Shares of the Federated Funds;

o the aggregate tax basis of Class A Shares, Class C Shares and Institutional Shares of the Federated Funds received by each shareholder of the MDT Funds pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the MDT Funds held by such shareholder immediately prior to the Reorganization;

o the holding period of the MDT Fund's Class A Shares, Class C Shares and Institutional Shares received by each shareholder of the MDT Funds pursuant to the Plan will include the period during which shares of the MDT Funds exchanged therefor were held by such shareholder, provided the shares of the MDT Funds were held as capital assets on the date of the Reorganization;

o the tax basis of the assets of the MDT Funds acquired by the Federated Funds will be the same as the tax basis of such assets to the MDT Funds immediately prior to the Reorganization; and

o the holding period of the MDT Fund's assets in the hands of the Federated Funds will include the period during which those assets were held by the MDT Funds.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Funds, the MDT Funds or the MDT Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the MDT Funds should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

      Before the Reorganization, the MDT Funds will distribute ordinary income and realized capital gains, if any, to shareholders.


Comparative Information on Shareholder Rights


      GENERAL. Both the MDT Funds and the Federated Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. The MDT Trust was organized as a statutory trust pursuant to a Declaration of Trust under the laws of the state of Delaware, and the Federated Trust was organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. The MDT Funds and the Federated Funds are governed by their respective Declarations of Trust, Bylaws and Boards of Trustees, in addition to applicable state and federal law. The rights of shareholders of the MDT Funds and shareholders of the Federated Funds as set forth in the applicable Declarations of Trust and Bylaws are substantially similar; however, differences in states laws could affect the rights of shareholders. Set forth below is a brief summary of the significant rights of shareholders of the MDT Funds and shareholders of the Federated Funds.


      SHARES OF THE MDT FUNDS AND THE FEDERATED FUNDS. The MDT Funds are authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.01 per share. The Board of the MDT Trust has established three classes of shares: Class A shares, Class C shares and Institutional Shares. The Federated Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Federated Funds have established three classes of shares: Class A Shares, Class C Shares and Institutional Shares. Issued and outstanding shares of both of the MDT Funds and the Federated Funds are fully paid and non-assessable, and freely transferable.

      VOTING RIGHTS. Neither the MDT Funds nor the Federated Funds are required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. The Federated Funds require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of shares, entitled to vote. Each share of the MDT Funds and the Federated Funds give the shareholder one vote in trustee elections and other matters submitted to shareholders for vote.

      QUORUM. The MDT Funds require, with the exception of a larger quorum required by applicable law, that forty percent (40%) of the dollar-weighted voting power of shares entitled to vote shall constitute a quorum at a Shareholders' meeting. The Declaration of Trust for the Federated Funds provides that, unless provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of more than fifty percent (50%) of the total number of outstanding shares of all series and classes entitled to vote at such meeting. The Declarations of Trust for both the MDT Funds and the Federated Funds, provide that if a quorum is not present for the purpose of any vote that may properly come before the meeting, the shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter is present, whereupon any such matter may be voted upon at the meeting as though held when originally convened.

      TRUSTEES. The Declarations of Trust for the MDT Funds and the Federated Funds each provide that the term of office of each Trustee shall be for the lifetime of the applicable MDT Trust or Federated Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of the MDT Funds or the Federated Funds may be removed by: (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

      LIABILITY OF TRUSTEES AND OFFICERS. Under the Declarations of Trust for the MDT Funds and the Federated Funds, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for the MDT Funds and the Bylaws for the Federated Funds each further provide that Trustees and officers will be indemnified by the MDT Funds or the Federated Funds, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

      SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of the Federated Funds may be held personally liable as partners under Massachusetts law for obligations of the Federated Funds. To protect its shareholders, the Federated Funds have filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Funds. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Funds or their Trustees enter into or sign.

      In the unlikely event a shareholder is held personally liable for the Federated Fund's obligations, the Federated Funds are required to use its property to protect or compensate the shareholder. On request, the Federated Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation on behalf of the Federated Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Funds themselves cannot meet their obligations to indemnify shareholders and pay judgments against them from their assets.

      Shareholders of MDT Funds do not have the same potential liability under Delaware law.

      TERMINATION. In the event of the termination of the MDT Funds or class of the MDT Funds or the termination of the Federated Funds or class of the Federated Funds, the shareholders of either Fund or either class are entitled to receive, when and as declared by its Trustees, the remaining proceeds belonging to each class ratably among the holders of the shares of that class outstanding. In either case, the assets belonging to the class will be distributed among the shareholders in proportion to the number of shares of the respective class held by them.

           INFORMATION ABOUT THE MDT FUNDS AND THE FEDERATED FUNDS


Where to Find Additional Information


      Information about the MDT Funds is included in their Prospectus and Statement of Additional Information dated November 28, 2005, as revised July 17, 2006 each of which is incorporated herein by reference. Information about the Federated Funds is included in their Prospectus dated August 9, 2006, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and in their Statement of Additional Information dated August 9, 2006, which is incorporated herein by reference. Copies of the Statement of Additional Information of the Federated Funds, the Prospectus and Statement of Additional Information of MDT Funds and the Statement of Additional Information relating to this Prospectus/Proxy Statement dated September __, 2006, all of which have been filed with the SEC, and may be obtained without charge by contacting either the Trust or the Federated Trust at 1-800-341-7400 or by writing to Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Prospectuses and Statements of Additional Information of the MDT Funds and the Federated Funds are also available electronically at either MDT's website at mdtfunds.com or Federated's website at FederatedInvestors.com.


      The Trusts, on behalf of both Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Trusts, on behalf of both Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC
20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).

Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless
(i) at least 75% of the fund's directors are independent of Federated,
(ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Federated Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



             ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING


      Proxies are being solicited by the Board, on behalf of the MDT Funds. The proxies will be voted at the special meeting of shareholders of the MDT Funds to be held on November 17, 2006 at 125 CambridgePark Drive, Cambridge, MA 02140, at 2:00 p.m. (Eastern time) (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").


      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser or its affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Adviser, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. The Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of the Trust knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about September 22, 2006, to shareholders of record at the close of business on September 8, 2006 (the "Record Date").


      The MDT Funds' Annual Report, which includes audited financial statements for their fiscal year ended July 31, 2006, was previously mailed to shareholders of the MDT Funds. The MDT Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of their Annual Report. Requests for Annual Reports for the MDT Funds may be made by writing to the MDT Trust's principal executive offices or by calling the MDT Trust. The principal executive office for the MDT Funds is located at 125 CambridgePark Drive, Cambridge, MA 02140 and the MDT Trust's toll-free telephone number is 1-800-341-7400. The principal executive office of the Federated Fund is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000, and the Federated Trust's toll-free telephone number is 1-800-341-7400. These reports are also available electronically at MDT's website at mdtfunds.com or Federated's website at FederatedInvestors.com.



Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the MDT Funds is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganization.


      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of MDT. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan of Reorganization and the New Investment Management Agreement.


      In order to hold the Special Meeting, a "quorum" of shareholders of the MDT Funds must be present. Holders of forty percent (40%) of the total number of outstanding shares of the MDT Funds, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.



Share Ownership of the Funds

As of the Record Date, the MDT Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund                                            Outstanding Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT All Cap Core Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Tax Aware/All Cap Core Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Large Cap Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Mid Cap Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Small Cap Core Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Small Cap Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Small Cap Value Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Balanced Fund
---------------------------------------------------------------------------

Each share is entitled to one vote and fractional shares have proportionate voting rights.

      Officers and Trustees of the MDT Trust own less than 1% of the MDT Fund's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT All Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT All Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT All Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Tax Aware/All Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Tax Aware/All Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Tax Aware/All Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Large Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Large Cap Growth Fund:

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Large Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Mid Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Mid Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Mid Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Small Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Small Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Small Cap Core Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Small Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Small Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Small Cap Growth Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Small Cap Value Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Small Cap Value Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Small Cap Value Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Balanced Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Balanced Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the MDT Balanced Fund:



      Officers and Trustees of the Federated Trust own less than 1% of each class of the Federated Fund's outstanding shares.

      Since the Federated Funds are a newly formed Trust, at the close of business on the Record Date, no persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares, Class C Shares or Institutional Shares of the Federated Funds:



Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


Interests of Certain Persons

      The MDT Funds and the Federated Funds are managed by Federated MDT LLC. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.



         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The MDT Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the MDT Funds, 125 CambridgePark Drive, Cambridge, MA 02140, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the MDT Funds.

------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.
------------------------------------------------------------------------------

                                            By Order of the Board of Trustees,





                                                               John F. Sherman
                                                                     Secretary
September __, 2006




                                                                     EXHIBIT A
                                  MDT FUNDS

                       Investment Management Agreement

      THIS INVESTMENT MANAGEMENT AGREEMENT (this "Agreement") is made as of
, 2006, by and between MDT Funds, a Delaware statutory trust (the "Trust),on behalf of each series of the Trust (each, a "Fund" and collectively, the "Funds") listed in Appendix A hereto, as the same may be amended from time to time, and Federated MDTA LLC, a Delaware limited liability company (the "Manager").

                                 WITNESSETH:

      WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the "Investment Company Act"); and

      WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor; and

      WHEREAS, the Trust desires to retain the Manager to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Manager desires to furnish said advice and services; and

      NOW, THEREFORE, in consideration of the covenants and the mutual promises set forth herein, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

      1. Appointment of Manager. The Trust hereby employs the Manager and the Manager hereby accepts such employment, to provide management services and to render investment advice and related services with respect to the assets of the Funds for the period .and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees (the "Board").

      2.    Duties of Manager.

            (a) General Duties. The Manager shall act as investment manager to each of the Funds and shall supervise investments of each Fund on behalf of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Trust's prospectus, statement of additional information and undertakings; and such other limitations, policies and procedures as the Trustee: may impose from time to time in writing to the Manager. Without limiting the generality of the foregoing, the Manager shall: (i) furnish each Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iii) vote proxies for the Fund, file ownership reports under Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), for the Fund, and take other related actions on behalf of the Fund; (iv) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the officers or Trustees of the Trust may reasonably request; and (v) render to the Trust's Board of Trustees such periodic and special reports with respect to the Fund's investment activities as the Board may reasonably request.

            (b) Brokerage. The Manager shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager. In placing each Fund's securities trades, it is recognized that the Manager will give primary consideration to securing the most favorable price and efficient execution, so that each Fund's total cost or proceeds in each transaction will be the most favorable under all the circumstances. Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager may be a party.

      It is also understood that it is desirable for the Funds that the Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Funds than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Funds may be made with brokers who provide such research and analysis, subject to review by the Board from time to time with respect to the extent and continuation of this practice to determine whether each Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Manager may select broker-dealers for the execution of the Funds' portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager in connection with its services to other clients.

      On occasions when the Manager deems the purchase or sale of a security to be in the best interest of one or more of the Funds as well as of other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

      3. Best Efforts and Judgment. The Manager shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

      4. Independent Contractor. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Funds in any way, or in any way be deemed an agent for the Trust or for the Funds. It is expressly understood and agreed that the services to be rendered by the Manager to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

      5. Manager's Personnel. The Manager shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Board may desire and reasonably request.

      6. Reports by Funds to Manager. Each Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to each Fund's investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

      7.    Expenses.

            (a) With respect to the operation of each Fund, and to the extent not paid or reimbursed through a plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act, the Manager is responsible for
(i) the compensation of any of the Trust's trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund's responsibility under Subparagraph 7(b) below), (ii) the expenses of printing and distributing the Funds' prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Funds.


            (b) Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including the Fund's portion of all fees and expenses of the Trust's custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating the Fund's daily NAV and of maintaining its books of account required under the Investment Company Act; taxes, if any; expenditures in connection with meetings of each Fund's shareholders and the Board that are payable by the Fund; the Fund's portion of salaries and expenses of officers of the Trust, including without limitation the Trust's Chief Compliance Officer (as agreed by the Board) and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues or educational program expenses determined appropriate by the Board; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.


            (c) The Manager may voluntarily absorb certain Fund expenses or waive all or a portion of the Manager's own advisory fee

            (d) To the extent the Manager incurs any costs by assuming expenses which are an obligation of a Fund as set forth herein, such Fund shall promptly reimburse the Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from such Fund to the extent of the Manager's actual costs for providing such services. In determining the Manager's actual costs, the Manager may take into account an allocated portion of the salaries and overhead of personnel performing such services.

      8.    Investment Advisory and Management Fee.

            (a) Each Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, a management fee at the annual rate set forth in the Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

            (b) The management fee shall be accrued daily by each Fund and paid to the Manager on the first business day of the succeeding month.

            (c) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten
(10) days after the date of termination.

            (d) The Manager may, but is not required to, waive all or a portion of its fees and/or reimburse the Funds for other expenses in order to reduce the operating expenses of the Funds. Any such reduction, reimbursement, waiver, or payment (collectively "subsidies") shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future. Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis. The Manager may also agree contractually to limit a Fund's operating expenses. To the extent such a voluntary or contractual expense limitation has been agreed to by the Manager and such limit has been disclosed to shareholders of such Fund in a prospectus, the limit cannot be changed without first disclosing the change in an updated prospectus.

                  The Manager may seek reimbursement in a subsequent fiscal year of any subsidies made by the Manager either voluntarily or pursuant to agreement. The reimbursement of any subsidy must be approved by the Board and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates. The Manager may not request and receive reimbursement for any subsidies before payment of a Fund's ordinary operating expenses for the current year and cannot cause a Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

            (e) The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.


      9. Fund Share Activities of Manager's Officers and Employees. The Manager agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers or bona fide employees of the Manager or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the NAV thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act.


      10. Conflicts with Trust's Governing Documents and Applicable Laws. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of its responsibility for and control of the conduct of the affairs of the Trust and Funds.

      11.   Manager's Liabilities.

            (a) In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds. Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust, a Fund or any shareholder of a Fund may have under any federal securities law or state law.

            (b) The Funds shall indemnify and hold harmless the Manager and the directors, members, shareholders, officers and employees of the Manager (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or non-performance of any duties under this Agreement provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

            (c) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or director, member or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

      12. Non-Exclusivity. The Trust's employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. If this Agreement is terminated with respect to any Fund, this Agreement shall remain in full force and effect with respect to all other Funds listed on Appendix A hereto, as the same may be amended. Likewise, the Manager may act as investment adviser for any other person, and shall not in any way be limited or restricted from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Manager expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Fund under this Agreement; and provided further that the Manager will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Advisers Act and has been approved by the Board.

      13.   Term.

            (a) This Agreement shall become effective as of the date that certain Interim Investment Management Agreement, dated July 14, 2006, between the parties terminates and this Agreement is approved by the shareholders as required under the Investment Company Act, and shall remain in effect for a period of two (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for each Fund at least annually by (i) the Board or by the vote of a majority of the outstanding voting securities of each Fund and (ii) the vote of a majority of the Trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

            (b) Each Fund may use the names "Optimum Q" or any name derived from or using the name "Optimum Q" only for so long as this Agreement or any extension, renewal or amendment hereof remains in effect. Within sixty (60) days from such time as this Agreement shall no longer be in effect in respect of a Fund, the Fund shall cease to use such a name or any other name connected with the Manager without the prior written consent of the Manager.

      14. Termination. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of a Fund, upon sixty (60) days' written notice to the Manager, and by the Manager upon sixty (60) days' written notice to a Fund.

      15. Termination by Assignment. This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

      16. Transfer, Assignment. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged without the affirmative vote or written consent of the holders of a majority of the outstanding voting securities of each Fund.

      17. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Manager hereto agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trusts (a) all records and other information relative to the Funds and their prior, present or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "G-L-B Act"), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation S-P or the G-L-B Act, except after prior notification to and approval in writing by the Trust. Such written approval shall not unreasonably be withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

      18. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

      19. Definitions. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

      20. Notice of Declaration of Trust. The Manager agrees that the Trust's obligations under this Agreement shall be limited to the Funds and to their assets, and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Funds nor from any trustee, officer, employee or agent of the Trust or the Funds.

      21. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

      22. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Massachusetts without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.



      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.

MDT FUNDS                             Federated MDTA LLC
By:                                   By:
            ------------------
   John C. Duane                         Gordon Ceresino
Title:  Treasurer                     Title:  President



                                                      Appendix A to
                                                      Investment Management
                                                      Agreement

                                 FEE SCHEDULE

Name of Fund                                  Applicable Fee
------------                                  --------------
MDT Balanced Fund                             0.75%
MDT Small Cap Value Fund                      1.25%
MDT Small Cap Growth Fund                     1.25%
MDT Small Cap Core Fund                       1.25%
MDT Mid Cap Growth Fund                       0.90%
MDT Large Cap Growth Fund                     0.75%
MDT Tax-Aware All Cap Core Fund               1.00%
MDT All Cap Core Fund                         0.75%
MDT Short-Term Bond Fund                      0.40%








                                                                     EXHIBIT B
                     AGREEMENT AND PLAN OF REORGANIZATION
                         (SHELL FUND REORGANIZATIONS)

                     AGREEMENT AND PLAN OF REORGANIZATION



      This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ___________, (the "Agreement") is made between MDT Funds, a Delaware statutory trust (the "Trust"), with its principal place of business at 125 Cambridge Park Drive, Cambridge, Massachusetts 02140, with respect to its portfolio, MDT ______________ Fund (the "Fund"), and Federated MDT Series, a Massachusetts business trust (the "Federated Trust"), with its principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237, on behalf of its portfolio, Federated MDT All Cap Core Fund (the "Successor Fund").


                                   RECITALS

      WHEREAS, the Board of Trustees of the Federated Trust and the Board of Trustees of the Trust have determined that it is in the best interests of the Federated Trust and the Trust, respectively, that the assets of the Fund be acquired by the Successor Fund pursuant to this Agreement; and

      WHEREAS,  the  parties  desire to enter  into a plan of  exchange  which
would   constitute   a   "reorganization"   within  the   meaning  of  Section
368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code").

                                  AGREEMENT

      NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.

            (a) Subject to the terms and conditions set forth herein, the Fund shall assign, transfer and convey its assets, including all securities and cash held by the Fund (subject to the liabilities of the Fund which shall be assumed by the Successor Fund) to the Successor Fund, and the Successor Fund shall acquire all of the assets of the Fund (subject as aforesaid to the liabilities of the Fund) in exchange for full and fractional shares of beneficial interest of the Successor Fund (the "Successor Fund Shares"), to be issued by the Federated Trust, in an aggregate number equal to the number of shares of the Fund then outstanding, and having an aggregate net asset value equal to the net assets of the Fund. The value of the assets of the Fund and the net asset value per share of the Successor Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Successor Fund's assets set forth in the Successor Fund's organizational documents and the then-current prospectus and statement of additional information for the Successor Fund that forms a part of the Successor Fund's Registration Statement on Form N-1A (the "Registration Statement"). Successor Fund will not issue certificates representing Successor Fund Shares in connection with the Reorganization. In lieu of delivering certificates for the Successor Fund Shares, the Federated Trust shall credit the Successor Fund Shares to the Fund's account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Fund. The Fund shall then deliver written instructions to the Federated Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Successor Fund.

            (b) When the Successor Fund Shares are distributed pursuant to paragraph 1(a), all outstanding shares of the Fund, including any represented by certificates, shall be canceled on the Fund's share transfer books. No redemption or repurchase of Successor Fund Shares credited to a shareholder's account in respect of shares of the Fund represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

            (c) Delivery of the assets of the Fund to be transferred shall be made on the Exchange Date (as hereinafter defined). Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust's custodian (the "Custodian"), for the account of the Federated Trust and the Successor Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Successor Fund.

            (d) The Fund will pay or cause to be paid to the Federated Trust any interest received on or after the Exchange Date with respect to assets transferred from the Fund to the Successor Fund hereunder and any distributions, rights or other assets received by the Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Fund to the Successor Fund hereunder. All such assets shall be deemed included in assets transferred to the Successor Fund on the Exchange Date and shall not be separately valued.

            (e) The Exchange Date shall be____________, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Fund shall distribute all of the Successor Fund Shares received by it to the shareholders of the Fund in numbers equal to the number of shares that each such shareholder holds in the Fund, and shall take all other steps necessary to effect its dissolution and termination. After the Exchange Date, the Fund shall not conduct any business except in connection with its dissolution and termination.

      2. The Trust's Representations and Warranties. The Trust, on behalf of the Fund, represents and warrants to and agrees with the Federated Trust on behalf of the Successor Fund as follows:

            (a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and, subject to the approval of its shareholders as contemplated hereby, to carry out this Agreement.

            (b) This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Trust's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

            (c) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

            (d) Except as shown on the audited financial statements of the Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Fund's business since then, the Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Fund's knowledge, threatened against the Fund.

            (e) On the Exchange Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the Fund's assets to be transferred by it hereunder.

            (f) For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

            (g) At the Exchange Date, all Federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

      3.    The  Federated  Trust's   Representations   and  Warranties.   The
Federated Trust, on behalf of the Successor Fund, represents and warrants to and agrees with the Trust, on behalf of the Fund, as follows:

            (a) The Federated Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; the Successor Fund is a duly organized portfolio of the Federated Trust; and the Federated Trust has the power to carry on its business as it is now being conducted and to carry out this Agreement.

            (b) This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Federated Trust's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

            (c) The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

            (d) The Successor Fund does not have any liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Federated Trust's knowledge, threatened against the Successor Fund. Other than organizational activities, the Successor Fund has not engaged in any business activities.

            (e) At the Exchange Date, the Successor Fund Shares to be issued to the Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust. No Federated Trust or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4. The Federated Trust's Conditions Precedent. The obligations of the Federated Trust hereunder shall be subject to the following conditions:

            (a) The Fund shall have furnished to the Federated Trust a statement of the Fund's assets, including a list of securities owned by the Fund with their respective tax costs and values determined as provided in
Section 1 hereof, all as of the Exchange Date.

            (b) As of the Exchange Date, all representations and warranties of the Trust and the Fund made in this Agreement shall be true and correct as if made at and as of such date, and the Trust and the Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A meeting of the shareholders of the Fund to approve this Agreement and the transactions and exchange contemplated hereby shall have been duly called and held on this Agreement and the transactions contemplated hereby shall have been approved by the vote required by applicable law.

      5. The Trust's Conditions Precedent. The obligations of the Trust hereunder with respect to the Fund, shall be subject to the condition that as of the Exchange Date all representations and warranties of the Federated Trust and the Successor Fund made in this Agreement shall be true and correct as if made at and as of such date, and that the Federated Trust and the Successor Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    The  Federated  Trust's  and  Fund's  Conditions  Precedent.   The
obligations of both the Federated Trust and the Fund hereunder shall be subject to the following conditions:

            (a) The Federated Trust's initial Registration Statement, filed on Form N-1A, relating to the Successor Fund under the Securities Act of 1933, as amended, and the 1940 Act shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Securities and Exchange Commission and shall have become effective.

            (b) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

            (c)   Each party shall have  received an opinion of Reed Smith LLP
to  the  effect  that  the  reorganization   contemplated  by  this  Agreement
qualifies as a "reorganization" under Section 368(a)(1)(F) of the Code.

A. (d) The Fund shall receive an opinion of Reed Smith LLP, counsel to the Successor Fund, in form and substance reasonably acceptable to the Fund, covering such matters as may be reasonably requested by the Fund and its counsel.

            (e) The Successor Fund shall receive an opinion of counsel to the Fund, in form and substance reasonably acceptable to the Successor Fund, covering such matters as may be reasonably requested by the Successor Fund and its counsel.

            Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund.

7.    Expenses.

            The Successor Fund, the Fund, the Federated Trust and the Trust will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Successor Fund may incur registration fees, on an as incurred basis.

      8. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by the mutual agreement of the Federated Trust and the Trust. In addition, either the Federated Trust or the Trust may at its option terminate this Agreement at or before the Exchange Date due to:

      a) a material breach by the other of any material representation, warranty, or agreement contained herein to be performed at or before the Exchange Date, if not cured within 30 days;

      b) a condition herein expressed to be a precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met;

      c) a resolution of the Board of Trustees of the Federated Trust or the Board of Trustees of the Trust at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Fund) if circumstances should develop that, in the opinion of either the Board of Trustees of the Federated Trust or the Board of Trustees of the Trust, proceeding with this Agreement is no longer in the best interests of the Fund or the Successor Fund, respectively.

            If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 8, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of the Trust or the Trustees, officers or shareholders of the Federated Trust, in respect of this Agreement.

      9. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of Trustees of the Federated Trust, and any of the conditions set forth in
Section 5 may be waived by the Board of Trustees of the Trust, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or the shareholders of the Successor Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of the Trust and the Federated Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of the Fund and the Successor Fund.

      10. No Survival of Representations. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      11. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

      12.   Capacity of Trustees, Etc.

            (a) The names "Federated MDT Series" and "Board of Trustees of the Federated MDT Series" refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Federated Trust. The obligations of the Federated Trust entered into in the name or on behalf of the Successor Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Successor Fund's trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

            (b) Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Successor Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

      13. Counterparts. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.


      14. Sales load on acquiring fund shares. Holders of Institutional Shares of the Acquired Fund as of the Closing Date shall not be subject to the sales load on any future purchases on the Class A Shares of the Acquiring Fund or on any other Federated Fund.


      IN WITNESS WHEREOF, the Federated Trust and the Trust have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.




                                          MDT Funds,

                                          on behalf of its portfolio, MDT

                                          _______________ Fund


                                          By: _____________________________

                                          Title: __________________________

                                          Federated MDT Series,

                                          on behalf of the portfolio,

                                          Federated MDT _______________ Fund


                                          By: _____________________________

                                          Title: __________________________

--------------------------------------------------------------------------
Fund                                                          Cusip
--------------------------------------------------------------------------
MDT ALL CAP CORE FUND CLASS A SHARES                        683898407
--------------------------------------------------------------------------
MDT ALL CAP CORE FUND CLASS C SHARES                        683898506
--------------------------------------------------------------------------
MDT ALL CAP CORE INSTITUTIONAL SHARES                       683898100
--------------------------------------------------------------------------
MDT TAX AWARE/ALL CAP CORE FUND CLASS A SHARES              683898605
--------------------------------------------------------------------------
MDT TAX AWARE/ALL CAP CORE FUND CLASS C SHARES              683898704
--------------------------------------------------------------------------
MDT TAX AWARE/ALL CAP CORE FUND INSTITUTIONAL SHARES        683898803
--------------------------------------------------------------------------
MDT LARGE CAP GROWTH FUND CLASS A SHARES                    683898886
--------------------------------------------------------------------------
MDT LARGE CAP GROWTH FUND CLASS C SHARES                    683898878
--------------------------------------------------------------------------
MDT LARGE CAP GROWTH INSTITUTIONAL SHARES                   683898860
--------------------------------------------------------------------------
MDT MID CAP GROWTH FUND CLASS A SHARES                      683898852
--------------------------------------------------------------------------
MDT MID CAP GROWTH FUND CLASS C SHARES                      683898845
--------------------------------------------------------------------------
MDT MID CAP GROWTH INSTITUTIONAL SHARES                     683898837
--------------------------------------------------------------------------
MDT SMALL CAP CORE FUND CLASS A SHARES                      683898829
--------------------------------------------------------------------------
MDT SMALL CAP CORE FUND CLASS C SHARES                      683898811
--------------------------------------------------------------------------
MDT SMALL CAP CORE INSTITUTIONAL SHARES                     683898795
--------------------------------------------------------------------------
MDT SMALL CAP GROWTH FUND CLASS A SHARES                    683898787
--------------------------------------------------------------------------
MDT SMALL CAP GROWTH FUND CLASS C SHARES                    683898779
--------------------------------------------------------------------------
MDT SMALL CAP GROWTH FUND INSTITUTIONAL SHARES              683898761
--------------------------------------------------------------------------
MDT SMALL CAP VALUE FUND CLASS A SHARES                     683898753
--------------------------------------------------------------------------
MDT SMALL CAP VALUE FUND CLASS C SHARES                     683898746
--------------------------------------------------------------------------
MDT SMALL CAP VALUE FUND INSTITUTIONAL SHARES               683898738
MDT BALANCED FUND CLASS A SHARES                            683898720
MDT BALANCED FUND CLASS C SHARES                            683898712
MDT BALANCED FUND INSTITUTIONAL SHARES                      683898209
--------------------------------------------------------------------------


[GRAPHIC OMITTED]

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400 or
Federated Securities Corp., Distributor
35368 (09/06)

Federated is a registered mark
of Federated Investors, Inc.
2006 (C)Federated Investors, Inc.








                      STATEMENT OF ADDITIONAL INFORMATION


                               SEPTEMBER __, 2006



                          ACQUISITION OF THE ASSETS OF

                             MDT ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND,
                           MDT LARGE CAP GROWTH FUND,
                            MDT MID CAP GROWTH FUND,
                            MDT SMALL CAP CORE FUND,
                           MDT SMALL CAP GROWTH FUND,
                         MDT SMALL CAP VALUE FUND, AND
                               MDT BALANCED FUND

                          PORTFOLIOS OF THE MDT FUNDS

                            125 CambridgePark Drive
                              Cambridge, MA 02140
                         Telephone No:  1-800-341-7400



 BY AND IN EXCHANGE FOR CLASS A SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES
                                       OF

                       FEDERATED MDT ALL CAP CORE FUND,
                     FEDERATED TAX AWARE/ALL CAP CORE FUND,
                        FEDERATED LARGE CAP GROWTH FUND,
                         FEDERATED MID CAP GROWTH FUND,
                         FEDERATED SMALL CAP CORE FUND,
                        FEDERATED SMALL CAP GROWTH FUND,
                      FEDERATED SMALL CAP VALUE FUND, AND
                            FEDERATED BALANCED FUND

                       PORTFOLIOS OF FEDERATED MDT SERIES

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-341-7400


      This Statement of Additional Information, dated September __, 2006, is not a prospectus. A Combined Prospectus and Proxy Statement, dated September __, 2006, related to the above-referenced matter may be obtained from the Federated MDT Series, on behalf of Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund, and Federated MDT Balanced Fund, at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Prospectus and Proxy Statement.

                               TABLE OF CONTENTS


1. Statement of Additional Information of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

2. Statement of Additional Information of Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

3. Statement of Additional Information of Federated MDT Large Cap Growth Fund a portfolio of Federated MDT Series, dated August 9, 2006.

4. Statement of Additional Information of Federated MDT Mid Cap Growth Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

5. Statement of Additional Information of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

6. Statement of Additional Information of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

7. Statement of Additional Information of Federated MDT Small Cap Value Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

8. Statement of Additional Information of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

9. Statement of Additional Information of MDT Funds, dated November 25, 2005, as revised July 17, 2006.

10.  Pro Forma Financial Information for the acquisition:
     A. Acquisition of MDT All Cap Core Fund by Federated MDT All Cap Core Fund.
     B. Acquisition of MDT Tax Aware/All Cap Core Fund by Federated MDT Tax Aware/All Cap Core Fund.
     C. Acquisition of MDT Large Cap Growth Fund by Federated MDT Large Cap Growth Fund.
     D. Acquisition of MDT Mid Cap Growth Fund by Federated MDT Mid Cap
        Growth Fund.
     E. Acquisition of MDT Small Cap Core Fund by Federated MDT Small Cap
        Core Fund.
     F. Acquisition of MDT Small Cap Growth Fund by Federated MDT Small Cap Growth Fund.
     G. Acquisition of MDT Small Cap Value Fund by Federated MDT Small Cap
        Value Fund
     H. Acquisition of MDT Balanced Fund by Federated MDT Balanced Fund.

                     INFORMATION INCORPORATED BY REFERENCE


      The Statement of Additional Information of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

      The Statement of Additional Information of Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

      The Statement of Additional Information of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

      The Statement of Additional Information of Federated MDT Mid Cap Growth Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

    The Statement of Additional Information of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

      The Statement of Additional Information of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

    The Statement of Additional Information of Federated MDT Small Cap Value Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

    The Statement of Additional Information of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, is incorporated by reference to Federated MDT Series' definitive filing to its Registration Statement on Form N-1A (File No. 333-134468), which was filed with the Securities and Exchange Commission on or about August __, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

      The unaudited financial Statements of MDT All Cap Core Fund, MDT Tax Aware All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund, dated January 31, 2006 are incorporated by reference to the Semi-Annual Reports to shareholders of MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund, which were filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 11, 2006.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT All Cap Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT All Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund. Under generally accepted accounting principles, MDT All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT ALL CAP CORE
FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006
(UNAUDITED)
                            FEDERATED                                                                         FEDERATED
 FEDERATED MDT      MDT        MDT                                                   FEDERATED      MDT          MDT
                                                                                        MDT
    ALL CAP       ALL CAP    PRO FORMA                                                ALL CAP     ALL CAP      PRO FORMA
   CORE FUND     CORE FUND   COMBINED                                                CORE FUND   CORE FUND     COMBINED

          SHARES                                                                       VALUE
 COMMON STOCKS - 96.63%
AEROSPACE & DEFENSE - 1.74%
       0           1,300      1,300    Alliant Techsystems Inc.*                         $0         $100,750     $100,750
       0          16,900      16,900   Honeywell International Inc.                      0           649,298      649,298
       0           2,100      2,100    Precision Castparts Corporation                   0           104,895      104,895
       0           6,900      6,900    Raytheon Company                                  0           282,693      282,693
       0           2,400      2,400    Rockwell Collins, Inc.                            0           112,608      112,608
       0           9,300      9,300    United Technologies Corporation                   0           542,841      542,841
                                                                                         0         1,793,085    1,793,085
AIR FREIGHT & LOGISTICS -
0.19%
       0           4,300      4,300    Ryder System, Inc.                                0           192,210      192,210
AIRLINES - 0.61%
       0          38,500      38,500   Southwest Airlines Co.                            0           633,710      633,710
BEVERAGES - 0.07%
       0           2,900      2,900    PepsiAmericas, Inc.                               0            71,021       71,021
BIOTECHNOLOGY - 5.12%
       0          43,200      43,200   Amgen Inc.*                                       0         3,148,848    3,148,848
       0          24,100      24,100   Genentech, Inc.*                                  0         2,070,672    2,070,672
       0           1,200      1,200    Techne Corporation*                               0            68,220       68,220
                                                                                         0         5,287,740    5,287,740
CAPITAL MARKETS - 8.31%
       0           1,100      1,100    GFI Group Inc.*                                   0            60,049       60,049
       0          16,600      16,600   The Goldman Sachs Group, Inc.                     0         2,344,750    2,344,750
       0          44,800      44,800   Merrill Lynch & Co., Inc.                         0         3,363,136    3,363,136
       0          45,700      45,700   Morgan Stanley                                    0         2,808,265    2,808,265
                                                                                         0         8,576,200    8,576,200
CHEMICALS - 0.12%
       0           1,900      1,900    Sigma-Aldrich Corporation                         0           123,272      123,272
COMMERCIAL BANKS - 5.86%
       0          13,800      13,800   AmSouth Bancorporation                            0           381,018      381,018
       0          10,600      10,600   Comerica Incorporated                             0           587,982      587,982
       0          10,400      10,400   Fifth Third Bancorp                               0           390,728      390,728
       0           4,100      4,100    First BanCorp.                                    0            52,398       52,398
       0           1,800      1,800    Huntington Bancshares Incorporated                0            41,760       41,760
       0          31,700      31,700   KeyCorp                                           0         1,121,863    1,121,863
       0           2,200      2,200    M&T Bank Corporation                              0           238,260      238,260
       0          33,900      33,900   National City Corporation                         0         1,158,702    1,158,702
       0           5,900      5,900    Regions Financial Corporation                     0           195,762      195,762
       0           7,000      7,000    SunTrust Banks, Inc.                              0           500,150      500,150
       0           2,600      2,600    UnionBanCal Corporation                           0           174,434      174,434
       0          22,100      22,100   Wachovia Corporation                              0         1,211,743    1,211,743
                                                                                         0         6,054,800    6,054,800
COMMERCIAL SERVICES &
SUPPLIES - 1.73%
       0           2,100      2,100    Adesa, Inc.                                       0            53,760       53,760
       0           1,400      1,400    Administaff, Inc.                                 0            60,256       60,256
       0            500        500     The Corporate Executive Board Company             0            42,070       42,070
       0           2,600      2,600    Equifax Inc.                                      0            99,632       99,632
       0           3,200      3,200    Manpower Inc.                                     0           172,256      172,256
       0           4,700      4,700    Monster Worldwide Inc.*                           0           200,502      200,502
       0           4,100      4,100    Republic Services, Inc.                           0           155,185      155,185
       0           8,800      8,800    Robert Half International Inc.                    0           321,464      321,464
       0            800        800     Stericycle, Inc.*                                 0            47,816       47,816
       0          20,100      20,100   Waste Management, Inc.                            0           634,758      634,758
                                                                                         0         1,787,699    1,787,699
COMMUNICATIONS EQUIPMENT -
3.73%
       0          10,200      10,200   Juniper Networks, Inc.*                           0           184,926      184,926
       0          76,500      76,500   QUALCOMM Incorporated                             0         3,668,940    3,668,940
                                                                                         0         3,853,866    3,853,866
COMPUTERS & PERIPHERALS -
2.49%
       0          65,800      65,800   Hewlett-Packard Company                           0         2,051,644    2,051,644
       0           6,400      6,400    Lexmark International, Inc.*                      0           310,848      310,848
       0           3,100      3,100    Network Appliance, Inc.*                          0            96,720       96,720
       0           2,900      2,900    QLogic Corporation*                               0           115,043      115,043
                                                                                         0         2,574,255    2,574,255
CONSTRUCTION & ENGINEERING
- 0.05%
       0            600        600     EMCOR Group, Inc.*                                0            49,212       49,212
CONSTRUCTION MATERIALS -
0.22%
       0           3,700      3,700    Lafarge North America Inc.                        0           227,994      227,994
CONSUMER FINANCE - 0.85%
       0           7,100      7,100    AmeriCredit Corp.*                                0           204,196      204,196
       0          12,100      12,100   SLM Corporation                                   0           677,116      677,116
                                                                                         0           881,312      881,312
CONTAINERS & PACKAGING -
0.09%
       0           2,000      2,000    Temple-Inland Inc.                                0            93,800       93,800
DIVERSIFIED FINANCIAL
SERVICES - 5.14%
       0            200        200     Chicago Mercantile Exchange Holdings Inc.         0            84,650       84,650
       0          17,400      17,400   CIT Group Inc.                                    0           928,116      928,116
       0          101,300    101,300   JPMorgan Chase & Co.                              0         4,026,675    4,026,675
       0           4,300      4,300    Moody's Corporation                               0           272,276      272,276
                                                                                         0         5,311,717    5,311,717
DIVERSIFIED
TELECOMMUNICATION SERVICES
- 0.58%
       0          20,900      20,900   BellSouth Corporation                             0           601,293      601,293
ELECTRIC UTILITIES - 0.89%
       0           5,000      5,000    DTE Energy Company                                0           211,000      211,000
       0           5,200      5,200    Edison International                              0           227,864      227,864
       0          10,300      10,300   PG&E Corporation                                  0           384,293      384,293
       0           2,100      2,100    Progress Energy, Inc.                             0            91,602       91,602
                                                                                         0           914,759      914,759
ELECTRICAL EQUIPMENT -
0.29%
       0            800        800     Cooper Industries, Ltd.                           0            65,320       65,320
       0           3,600      3,600    Rockwell Automation, Inc.                         0           237,852      237,852
                                                                                         0           303,172      303,172
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.84%
       0           9,200      9,200    Ingram Micro Inc.*                                0           178,020      178,020
       0          13,300      13,300   Jabil Circuit, Inc.*                              0           537,320      537,320
       0           4,600      4,600    National Instruments Corporation                  0           152,214      152,214
                                                                                         0           867,554      867,554
ENERGY EQUIPMENT & SERVICES
- 1.85%
       0          22,600      22,600   BJ Services Company                               0           915,074      915,074
       0           3,000      3,000    Grant Prideco, Inc.*                              0           150,270      150,270
       0            900        900     Oceaneering International, Inc.*                  0            53,469       53,469
       0           2,300      2,300    Oil States International, Inc.*                   0            94,070       94,070
       0          14,300      14,300   Smith International, Inc.                         0           643,500      643,500
       0           1,200      1,200    W-H Energy Services, Inc.*                        0            57,936       57,936
                                                                                         0         1,914,319    1,914,319
FOOD PRODUCTS - 0.82%
       0           1,900      1,900    Archer-Daniels-Midland Company                    0            59,850       59,850
       0            600        600     Bunge Limited                                     0            35,376       35,376
       0           8,000      8,000    General Mills, Inc.                               0           388,880      388,880
       0           5,000      5,000    The Hershey Company                               0           256,000      256,000
       0           4,300      4,300    Pilgrim's Pride Corporation                       0           104,662      104,662
                                                                                         0           844,768      844,768
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.61%
       0           1,100      1,100    Dade Behring Holdings, Inc.                       0            43,043       43,043
       0           2,500      2,500    DENTSPLY International Inc.                       0           134,250      134,250
       0           1,800      1,800    Intuitive Surgical, Inc.*                         0           247,770      247,770
       0           1,000      1,000    Kyphon Inc.*                                      0            41,570       41,570
       0           3,900      3,900    Waters Corporation*                               0           163,605      163,605
                                                                                         0           630,238      630,238
HEALTH CARE PROVIDERS &
SERVICES - 0.99%
       0            800        800     DaVita, Inc.*                                     0            43,800       43,800
       0           5,100      5,100    Laboratory Corporation of America Holdings*       0           299,115      299,115
       0           3,100      3,100    Pharmaceutical Product Development, Inc.          0           214,458      214,458
       0           6,100      6,100    WellPoint Inc.*                                   0           468,480      468,480
                                                                                         0         1,025,853    1,025,853
HOTELS RESTAURANTS &
LEISURE - 1.72%
       0           1,000      1,000    Boyd Gaming Corporation                           0            45,200       45,200
       0           1,400      1,400    Choice Hotels International, Inc.                 0            66,542       66,542
       0          10,400      10,400   International Game Technology                     0           372,112      372,112
       0           1,000      1,000    Landry's Restaurants, Inc.                        0            30,640       30,640
       0           2,000      2,000    Marriott International, Inc. - Class A*           0           133,280      133,280
       0           1,700      1,700    Ruby Tuesday, Inc.                                0            48,637       48,637
       0          21,800      21,800   Starbucks Corporation*                            0           691,060      691,060
       0           7,800      7,800    Yum! Brands, Inc.                                 0           385,866      385,866
                                                                                         0         1,773,337    1,773,337
HOUSEHOLD DURABLES - 4.29%
       0           2,900      2,900    American Greetings Corporation                    0            59,189       59,189
       0           3,600      3,600    Beazer Homes USA, Inc.                            0           262,224      262,224
       0           9,900      9,900    Centex Corporation                                0           706,761      706,761
       0          26,000      26,000   D.R. Horton, Inc.                                 0           970,320      970,320
       0           2,100      2,100    Furniture Brands International, Inc.              0            50,526       50,526
       0           3,300      3,300    Harman International Industries, Incorporated     0           363,000      363,000
       0          10,900      10,900   Lennar Corporation - Class A                      0           681,904      681,904
       0          21,600      21,600   Pulte Homes, Inc.                                 0           861,840      861,840
       0           2,400      2,400    The Ryland Group, Inc.                            0           173,664      173,664
       0           4,200      4,200    Standard-Pacific Corp.                            0           163,380      163,380
       0           2,900      2,900    WCI Communities, Inc.*                            0            79,866       79,866
       0            600        600     William Lyon Homes, Inc.*                         0            61,626       61,626
                                                                                         0         4,434,300    4,434,300
HOUSEHOLD PRODUCTS - 1.08%
       0           6,100      6,100    The Clorox Company                                0           365,085      365,085
       0          13,600      13,600   Colgate-Palmolive Company                         0           746,504      746,504
                                                                                         0         1,111,589    1,111,589
INDUSTRIAL CONGLOMERATES -
1.23%
       0          17,400      17,400   3M Co.                                            0         1,265,850    1,265,850
INSURANCE - 13.05%
       0          40,450      40,450   The Allstate Corporation                          0         2,105,423    2,105,423
       0           4,300      4,300    AMBAC Financial Group, Inc.                       0           330,283      330,283
       0           4,200      4,200    American Financial Group, Inc.                    0           158,004      158,004
       0           3,300      3,300    American International Group, Inc.                0           216,018      216,018
       0           1,400      1,400    AmerUs Group Co.                                  0            85,918       85,918
       0           9,800      9,800    Assurant, Inc.                                    0           450,016      450,016
       0          13,300      13,300   The Chubb Corporation                             0         1,254,855    1,254,855
       0           1,400      1,400    The Commerce Group, Inc.                          0            75,460       75,460
       0           1,400      1,400    Genworth Financial Inc.                           0            45,864       45,864
       0          24,300      24,300   Hartford Financial Services Group, Inc.           0         1,998,189    1,998,189
       0           1,500      1,500    Horace Mann Educators Corporation                 0            29,385       29,385
       0           1,600      1,600    LandAmerica Financial Group, Inc.                 0           105,568      105,568
       0           5,700      5,700    Loews Corporation                                 0           562,533      562,533
       0           6,100      6,100    MBIA Inc.                                         0           375,516      375,516
       0           3,100      3,100    Mercury General Corporation                       0           174,747      174,747
       0          51,500      51,500   Metlife, Inc.                                     0         2,583,240    2,583,240
       0           3,800      3,800    Nationwide Financial Services, Inc. - Class A     0           161,728      161,728
       0           1,100      1,100    Protective Life Corporation                       0            49,445       49,445
       0           2,500      2,500    Reinsurance Group of America, Incorporated        0           121,250      121,250
       0           8,000      8,000    SAFECO Corporation                                0           418,000      418,000
       0           1,400      1,400    Selective Insurance Group, Inc.                   0            81,200       81,200
       0          28,400      28,400   The St. Paul Travelers Companies, Inc.            0         1,288,792    1,288,792
       0           2,800      2,800    StanCorp Financial Group, Inc.                    0           139,300      139,300
       0           1,500      1,500    State Auto Financial Corporation                  0            57,705       57,705
       0           1,200      1,200    Stewart Information Services Corporation          0            64,140       64,140
       0           1,700      1,700    Torchmark Corporation                             0            95,370       95,370
       0           2,100      2,100    UnumProvident Corporation                         0            42,693       42,693
       0           8,250      8,250    W.R. Berkley Corporation                          0           407,550      407,550
                                                                                         0        13,478,192   13,478,192
INTERNET & CATALOG RETAIL -
0.27%
       0           4,650      4,650    Coldwater Creek Inc.*                             0            94,860       94,860
       0           6,400      6,400    IAC/InterActiveCorp*                              0           185,728      185,728
                                                                                         0           280,588      280,588
INTERNET SOFTWARE &
SERVICES - 0.10%
       0           1,600      1,600    aQuantive, Inc.*                                  0            41,616       41,616
       0            900        900     Websense, Inc.*                                   0            59,337       59,337
                                                                                         0           100,953      100,953
IT SERVICES - 0.77%
       0           2,400      2,400    Affiliated Computer Services, Inc.*               0           150,240      150,240
       0           1,300      1,300    Alliance Data Systems Corporation*                0            54,925       54,925
       0           3,700      3,700    Computer Sciences Corporation*                    0           187,590      187,590
       0           6,200      6,200    Fiserv, Inc.*                                     0           272,676      272,676
       0           1,500      1,500    Global Payments Inc.                              0            76,395       76,395
       0           2,000      2,000    VeriFone Holdings, Inc.*                          0            51,040       51,040
                                                                                         0           792,866      792,866
MACHINERY - 1.67%
       0          15,100      15,100   Deere & Company                                   0         1,083,576    1,083,576
       0           6,200      6,200    Joy Global Inc.                                   0           335,048      335,048
       0           4,400      4,400    PACCAR Inc                                        0           306,240      306,240
                                                                                         0         1,724,864    1,724,864
MARINE - 0.05%
       0           1,000      1,000    Kirby Corporation*                                0            56,130       56,130
MEDIA - 0.71%
       0            900        900     John Wiley & Sons, Inc.                           0            34,110       34,110
       0           6,600      6,600    Omnicom Group Inc.                                0           539,814      539,814
       0           4,900      4,900    Univision Communications Inc. - Class A*          0           156,016      156,016
                                                                                         0           729,940      729,940
METALS & MINING - 2.35%
       0           1,000      1,000    Carpenter Technology Corporation                  0            90,560       90,560
       0           4,600      4,600    Commercial Metals Company                         0           217,718      217,718
       0           9,800      9,800    Nucor Corporation                                 0           825,454      825,454
       0           2,200      2,200    Oregon Steel Mills, Inc.*                         0            90,574       90,574
       0           6,800      6,800    Peabody Energy Corporation                        0           676,668      676,668
       0           3,200      3,200    Ryerson Inc.                                      0            98,816       98,816
       0           1,500      1,500    Schnitzer Steel Industries, Inc. - Class A        0            50,160       50,160
       0           3,500      3,500    Steel Dynamics, Inc.                              0           162,470      162,470
       0           2,800      2,800    United States Steel Corporation                   0           167,300      167,300
       0           3,200      3,200    USEC Inc.                                         0            48,928       48,928
                                                                                         0         2,428,648    2,428,648
MULTILINE RETAIL - 0.44%
       0           4,600      4,600    Family Dollar Stores, Inc.                        0           110,170      110,170
       0           1,200      1,200    Federated Department Stores, Inc.                 0            79,956       79,956
       0           5,000      5,000    Saks Incorporated*                                0            96,550       96,550
       0           1,400      1,400    Sears Holdings Corporation*                       0           170,016      170,016
                                                                                         0           456,692      456,692
MULTI-UTILITIES &
UNREGULATED POWER - 0.41%
       0           4,000      4,000    National Fuel Gas Company                         0           131,600      131,600
       0           4,000      4,000    ONEOK, Inc.                                       0           113,040      113,040
       0           9,200      9,200    Reliant Energy Inc.*                              0            93,104       93,104
       0           1,200      1,200    SCANA Corporation*                                0            48,204       48,204
       0            700        700     Sempra Energy                                     0            33,635       33,635
                                                                                         0           419,583      419,583
NATIONAL COMMERCIAL BANKS -
0.03%
       0           2,400      2,400    NewAlliance Bancshares, Inc.                      0            34,944       34,944
OIL & GAS - 16.04%
       0           8,000      8,000    Amerada Hess Corporation                          0         1,238,400    1,238,400
       0          20,700      20,700   Anadarko Petroleum Corporation                    0         2,231,874    2,231,874
       0          28,300      28,300   Apache Corporation                                0         2,137,499    2,137,499
       0          80,100      80,100   ChevronTexaco Corporation                         0         4,756,338    4,756,338
       0          12,200      12,200   Exxon Mobil Corporation                           0           765,550      765,550
       0           5,500      5,500    Kerr-McGee Corporation                            0           607,145      607,145
       0          19,000      19,000   Marathon Oil Corporation                          0         1,460,530    1,460,530
       0           7,800      7,800    Newfield Exploration Company*                     0           408,720      408,720
       0          23,300      23,300   Occidental Petroleum Corporation                  0         2,276,643    2,276,643
       0           2,900      2,900    OMI Corporation                                   0            50,924       50,924
       0           2,200      2,200    Pioneer Natural Resources Company                 0           116,820      116,820
       0           5,100      5,100    Pogo Producing Company                            0           305,949      305,949
       0           1,800      1,800    Stone Energy Corporation*                         0            90,018       90,018
       0           2,300      2,300    Swift Energy Company*                             0           113,666      113,666
                                                                                         0        16,560,076   16,560,076
PAPER & FOREST PRODUCTS -
0.22%
       0           7,700      7,700    Louisiana-Pacific Corporation                     0           226,765      226,765
PHARMACEUTICALS - 0.39%
       0           8,600      8,600    Forest Laboratories, Inc.*                        0           398,008      398,008
ROAD & RAIL - 0.41%
       0           1,800      1,800    Arkansas Best Corporation                         0            77,058       77,058
       0           3,600      3,600    Burlington Northern Sante Fe Corporation          0           288,432      288,432
       0           2,400      2,400    Swift Transportation Co., Inc.*                   0            56,712       56,712
                                                                                         0           422,202      422,202
SEMICONDUCTOR &
SEMICONDUCTOR EQUIPMENT -
2.72%
       0          10,700      10,700   Altera Corporation*                               0           206,617      206,617
       0           2,600      2,600    Freescale Semiconductor Inc.*                     0            65,650       65,650
       0          18,000      18,000   Linear Technology Corporation                     0           669,780      669,780
       0          15,900      15,900   Marvell Technology Group Ltd.*                    0         1,087,878    1,087,878
       0           4,300      4,300    Maxim Integrated Products, Inc.*                  0           176,472      176,472
       0           1,200      1,200    Microsemi Corporation*                            0            36,528       36,528
       0           4,600      4,600    Novellus Systems, Inc.*                           0           130,410      130,410
       0           6,800      6,800    NVIDIA Corporation*                               0           305,728      305,728
       0           1,900      1,900    OmniVision Technologies, Inc.*                    0            47,937       47,937
       0           2,800      2,800    Texas Instruments Incorporated                    0            81,844       81,844
                                                                                         0         2,808,844    2,808,844
SOFTWARE - 0.64%
       0           5,100      5,100    Autodesk, Inc.                                    0           207,009      207,009
       0           1,100      1,100    Fair Isaac Corporation                            0            48,752       48,752
       0            500        500     Quality Systems, Inc.                             0            44,250       44,250
       0          11,200      11,200   Red Hat, Inc.*                                    0           324,240      324,240
       0           1,200      1,200    TALX Corporation                                  0            37,608       37,608
                                                                                         0           661,859      661,859
SPECIALTY RETAIL - 1.85%
       0           2,700      2,700    Borders Group, Inc.                               0            66,474       66,474
       0           6,600      6,600    Chico's FAS, Inc.*                                0           287,496      287,496
       0           1,000      1,000    The Children's Place Retail Stores, Inc.*         0            43,790       43,790
       0           1,600      1,600    Circuit City Stores, Inc.                         0            40,336       40,336
       0          34,500      34,500   The Gap, Inc.                                     0           624,105      624,105
       0           2,500      2,500    Guess?, Inc.*                                     0           106,075      106,075
       0           1,400      1,400    Hibbett Sporting Goods, Inc.*                     0            42,910       42,910
       0           1,600      1,600    Select Comfort Corporation*                       0            44,160       44,160
       0           7,000      7,000    Staples, Inc.                                     0           165,970      165,970
       0          15,400      15,400   The TJX Companies, Inc.                           0           393,162      393,162
       0            700        700     Weight Watchers International, Inc.*              0            32,928       32,928
       0           2,400      2,400    Zale Corporation*                                 0            58,824       58,824
                                                                                         0         1,906,230    1,906,230
TEXTILES, APPAREL & LUXURY
GOODS - 0.34%
       0           1,700      1,700    Carter's, Inc.*                                   0           115,583      115,583
       0           4,600      4,600    Coach, Inc.*                                      0           165,370      165,370
       0           1,300      1,300    Columbia Sportswear Company*                      0            67,145       67,145
                                                                                         0           348,098      348,098
THRIFTS & MORTGAGE FINANCE
- 2.21%
       0           8,025      8,025    Astoria Financial Corporation                     0           231,120      231,120
       0            900        900     Corus Bankshares, Inc.*                           0            57,789       57,789
       0           1,800      1,800    Downey Financial Corp.                            0           117,864      117,864
       0           1,300      1,300    FirstFed Financial Corp.*                         0            81,510       81,510
       0           3,800      3,800    Fremont General Corporation                       0            93,100       93,100
       0          10,000      10,000   Golden West Financial Corporation                 0           706,200      706,200
       0           6,300      6,300    MGIC Investment Corporation                       0           415,863      415,863
       0           5,400      5,400    The PMI Group, Inc.                               0           233,442      233,442
       0           6,100      6,100    Radian Group Inc.                                 0           349,103      349,103
                                                                                         0         2,285,991    2,285,991
TRADING COMPANIES &
DISTRIBUTORS - 0.40%
       0           6,200      6,200    Fastenal Company                                  0           236,530      236,530
       0           1,800      1,800    MSC Industrial Direct Co., Inc. - Class A         0            80,874       80,874
       0           1,300      1,300    Watsco, Inc.                                      0            91,962       91,962
                                                                                         0           409,366      409,366
WIRELESS TELECOMMUNICATION
SERVICES - 0.05%
       0           2,200      2,200    Syniverse Holdings Inc.*                          0            52,822       52,822
                                       TOTAL COMMON STOCKS (COST $87,854,938)            0        99,782,586   99,782,586
     PRINCIPAL AMOUNT
SHORT TERM INVESTMENTS -
4.30%
UNITED STATES GOVERNMENT &
AGENCY ISSUES - 4.21%
      $0        $4,348,000  $4,348,000 FHLB Discount Note, 3.170%, 02/01/2006            0         4,348,000    4,348,000
          SHARES
MONEY MARKET MUTUAL FUNDS -
0.09%
       0          90,691      90,691   SEI Daily Income Trust Government Fund -          0            90,691       90,691
                                       Class B
                                       TOTAL SHORT TERM INVESTMENTS (COST                0         4,438,691    4,438,691
                                       $4,438,691)
                                       TOTAL INVESTMENTS (IDENTIFIED COST                     0  104,221,277  104,221,277
                                       $92,293,629) - 100.93%
                                       OTHER ASSETS AND LIABILITIES - (0.93)%                 0    (957,118)    (957,118)
                                       TOTAL NET ASSETS - 100%                                0 $103,264,159 $103,264,159



Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing








FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006(UNAUDITED)


                                                                                                                       FEDERATED
                                                                        FEDERATED MDT         MDT                         MDT
                                                                           ALL CAP          ALL CAP       PRO FORMA     PROFORMA
                                                                          CORE FUND        CORE FUND      ADJUSTMENT    COMBINED
ASSETS:
Investments in securities, at value                                                $0       $104,221,277          $0  $104,221,277
Income receivable                                                                   0             49,015           0        49,015
Receivable for investments sold                                                     0          3,759,531           0     3,759,531
Receivable for shares sold                                                          0          2,327,248           0     2,327,248
Other assets                                                                        0             70,537           0        70,537
     Total assets                                                                   0        110,427,608           0   110,427,608
LIABILITIES:
Payable for investments purchased                                                   0          6,878,718           0     6,878,718
Payable for shares redeemed                                                         0             45,832           0        45,832
Payable for investment advisory fee                                                 0             27,304           0        27,304
Payable for distribution services fee                                               0             41,434           0        41,434
Accrued expenses                                                                    0            170,161           0       170,161
     Total liabilities                                                              0          7,163,449           0     7,163,449
NET ASSETS                                                                         $0       $103,264,159          $0  $103,264,159
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0        $88,625,663          $0   $88,625,663
Net unrealized appreciation (depreciation) of investments                           0         11,927,648           0    11,927,648
Accumulated net realized gain on investments                                        0          2,710,848           0     2,710,848
     Total Net Assets                                                              $0       $103,264,159          $0  $103,264,159
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0          2,762,887           0     2,762,887
NET ASSET VALUE PER SHARE                                                       $0.00             $15.57       $0.00        $15.57
OFFERING PRICE PER SHARE                                                        $0.00             $15.57       $0.00        $15.57
REDEMPTION PROCEEDS PER SHARE                                                   $0.00             $15.57       $0.00        $15.57

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0          3,415,412           0     3,415,412
NET ASSET VALUE PER SHARE                                                       $0.00             $15.49       $0.00        $15.49
OFFERING PRICE PER SHARE*                                                       $0.00             $16.44       $0.00        $16.44
REDEMPTION PROCEEDS PER SHARE                                                   $0.00             $15.49       $0.00        $15.49

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0            474,985           0       474,985
NET ASSET VALUE PER SHARE                                                       $0.00             $15.46       $0.00        $15.46
OFFERING PRICE PER SHARE                                                        $0.00             $15.46       $0.00        $15.46
REDEMPTION PROCEEDS PER SHARE                                                   $0.00             $15.46       $0.00        $15.46


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0        $92,293,629          $0   $92,293,629




 FEDERATED MDT ALL CAP CORE FUND
 MDT ALL CAP CORE FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME

                        FEDERATED MDT ALL CAP CORE FUND
                             MDT ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT All Cap Core Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT All Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund. Under generally accepted accounting principles, MDT All Cap Core will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT All Cap Core Fund paid and Federated MDT All Cap Core Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT All Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT All Cap Core Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT All Cap Core Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT All Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT All Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)





                                                                     FEDERATED     MDT                      FEDERATED
                                                                      ALL CAP    ALL CAP    PRO FORMA       PRO FORMA
                                                                     CORE FUND   CORE FUND  ADJUSTMENT       COMBINED
INVESTMENT INCOME:
Dividends                                                                   $0    $568,251          $0        $568,251
Interest                                                                     0      38,409           0          38,409
TOTAL INVESTMENT INCOME:                                                     0     606,660           0         606,660
EXPENSES:
Investment advisory fee                                                      0     305,199           0 (a)     305,199
Administrative personnel and services fee                                    0      52,199      63,746 (b)     115,945
Custodian fees                                                               0      14,362       2,638  (c)     17,000
Professional fees                                                            0      54,166    (54,166) (d)           0
Shareholder servicing and accounting                                         0     109,082   (109,082) (e)           0
Transfer and dividend disbursing agent fees and expenses                     0           0      68,558 (f)      68,558
Directors'/Trustees' fees                                                    0      18,672    (17,672) (g)       1,000
Audit fees                                                                   0           0       8,250 (h)       8,250
Legal fees                                                                   0           0       4,500 (i)       4,500
Portfolio accounting fees                                                    0           0      32,500 (j)      32,500
Distribution services fee - Class A Shares                                   0      47,250    (47,250) (k)           0
Distribution services fee - Class C Shares                                   0       6,551       1,638 (k)       4,913
Shareholder services fee- Class A Shares                                     0           0      47,250 (l)      47,250
Shareholder services fee- Class C Shares                                     0           0       1,638 (l)       1,638
Share registration costs                                                     0      23,510     (2,750) (m)      20,760
Printing and postage                                                         0       7,364       5,136 (n)      12,500
Other                                                                        0       6,898     (6,898) (o)           0
Insurance premiums                                                           0           0       3,750 (p)       3,750
Miscellaneous                                                                0           0       1,900 (q)       1,900
     TOTAL EXPENSES                                                          0     645,253         410         645,663
WAIVERS--
   Waiver of investment adviser fee                                          0           0    (60,513)  (r)   (60,513)
   Waiver of administrative personnel and services fee                       0           0    (22,685)  (s)   (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                    0    (82,788)      82,788 (t)           0
TOTAL WAIVERS AND REIMBURSEMENTS                                             0    (82,788)       (410)        (83,198)
NET EXPENSES                                                                 0     562,465           0         562,465
     NET INVESTMENT INCOME                                                  $0     $44,195          $0         $44,195
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                             0   3,082,534           0       3,082,534
Net change in unrealized appreciation (depreciation) of investments          0   3,174,524           0       3,174,524
     Net realized and unrealized gain on investments                         0   6,257,058           0       6,257,058
          Change in net assets resulting from operations                    $0  $6,301,253          $0      $6,301,253



(See Notes to Pro Forma Financial Statements)




                        FEDERATED MDT ALL CAP CORE FUND
                             MDT ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT All Cap Core Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT All Cap Core for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund. Under generally accepted accounting principles, MDT All Cap Core will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT All Cap Core paid and Federated MDT All Cap Core Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT All Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT All Cap Core Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance 3,415,412 of Class A Shares, 474,985 Class C Shares and 2,762,887 Institutional Shares, respectively, of the Federated MDT All Cap Core Fund in exchange for 3,415,412 Class A Shares, 474,985 Class C Shares and 2,762,887 Institutional Shares of the MDT All Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT All Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the Federated MDT All Cap Core Fund, a series of Federated MDT Series . MDTA Advisers serves as investment adviser to the MDT All Cap Core Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 1.50%, 2.25% and 1.25%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT All Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT All Cap Core Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, the Federated MDT All Cap Core Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT All Cap Core Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT All Cap Core Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT All Cap Core Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT All Cap Core Fund may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

 (m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t) Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Tax Aware/All Cap Core Fund and MDT Tax Aware/All Cap Core Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Tax Aware/All Cap Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Tax Aware/All Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund. Under generally accepted accounting principles, MDT Tax Aware/All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT TAX AWARE/ALL
CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE
FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                              FEDERATED                                                                        FEDERATED
 FEDERATED MDT       MDT         MDT                                                   FEDERATED      MDT        MDT
                                                                                          MDT
 TAX AWARE/ALL  TAX AWARE/ALL    PRO                                                      TAX         TAX      PRO FORMA
                                FORMA                                                  AWARE/ALL   AWARE/ALL
 CAP CORE FUND  CAP CORE FUND  COMBINED                                                 CAP CORE   CAP CORE    COMBINED
                                                                                          FUND       FUND

           SHARES                                                                        VALUE
 COMMON STOCKS - 96.67%
AEROSPACE & DEFENSE - 0.75%
       0             180         180    Raytheon Company                                   0           $7,375     $7,375
       0             58          58     United Technologies Corporation                    0            3,385      3,385
                                                                                           0           10,760     10,760
AIR FREIGHT & LOGISTICS -
0.20%
       0             66          66     Ryder System, Inc.                                 0            2,950      2,950
AIRLINES - 0.63%
       0             547         547    Southwest Airlines Co.                             0            9,004      9,004
BIOTECHNOLOGY - 4.30%
       0             600         600    Amgen Inc.*                                        0           43,734     43,734
       0             210         210    Genentech, Inc.*                                   0           18,043     18,043
                                                                                           0           61,777     61,777
CAPITAL MARKETS - 10.38%
       0             320         320    The Goldman Sachs Group, Inc.                      0           45,200     45,200
       0             135         135    Lehman Brothers Holdings Inc.                      0           18,961     18,961
       0             486         486    Merrill Lynch & Co., Inc.                          0           36,484     36,484
       0             790         790    Morgan Stanley                                     0           48,545     48,545
                                                                                           0          149,190    149,190
COMMERCIAL BANKS - 9.44%
       0             170         170    AmSouth Bancorporation                             0            4,694      4,694
       0             208         208    Comerica Incorporated                              0           11,538     11,538
       0             397         397    Fifth Third Bancorp                                0           14,915     14,915
       0             91          91     Huntington Bancshares Incorporated                 0            2,111      2,111
       0             551         551    KeyCorp                                            0           19,500     19,500
       0             20          20     M&T Bank Corporation                               0            2,166      2,166
       0             507         507    National City Corporation                          0           17,329     17,329
       0             278         278    Regions Financial Corporation                      0            9,224      9,224
       0             276         276    SunTrust Banks, Inc.                               0           19,720     19,720
       0             100         100    UnionBanCal Corporation                            0            6,709      6,709
       0             508         508    Wachovia Corporation                               0           27,854     27,854
                                                                                           0          135,760    135,760
COMMERCIAL SERVICES &
SUPPLIES - 1.55%
       0             69          69     Monster Worldwide Inc.*                            0            2,943      2,943
       0             207         207    Robert Half International Inc.                     0            7,562      7,562
       0             374         374    Waste Management, Inc.                             0           11,811     11,811
                                                                                           0           22,316     22,316
COMMUNICATIONS EQUIPMENT -
4.41%
       0            1,323       1,323   QUALCOMM Incorporated                              0           63,451     63,451
COMPUTERS & PERIPHERALS -
1.15%
       0             530         530    Hewlett-Packard Company                            0           16,525     16,525
CONSTRUCTION MATERIALS -
0.28%
       0             65          65     Lafarge North America Inc.                         0            4,005      4,005
CONSUMER FINANCE - 0.80%
       0             116         116    AmeriCredit Corp.*                                 0            3,336      3,336
       0             147         147    SLM Corporation                                    0            8,226      8,226
                                                                                           0           11,562     11,562
DIVERSIFIED FINANCIAL
SERVICES - 6.38%
       0             279         279    CIT Group Inc.                                     0           14,882     14,882
       0            1,710       1,710   JPMorgan Chase & Co.                               0           67,972     67,972
       0             140         140    Moody's Corporation                                0            8,865      8,865
                                                                                           0           91,719     91,719
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.15%
       0             73          73     BellSouth Corporation                              0            2,100      2,100
ELECTRIC UTILITIES - 0.67%
       0             162         162    PG&E Corporation                                   0            6,044      6,044
       0             184         184    Xcel Energy, Inc.                                  0            3,573      3,573
                                                                                           0            9,617      9,617
ELECTRICAL EQUIPMENT - 0.24%
       0             52          52     Rockwell Automation, Inc.                          0            3,436      3,436
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.47%
       0             166         166    Jabil Circuit, Inc.*                               0            6,706      6,706
ENERGY EQUIPMENT & SERVICES -
3.97%
       0             419         419    BJ Services Company                                0           16,966     16,966
       0             218         218    Schlumberger Limited                               0           27,784     27,784
       0             211         211    Smith International, Inc.                          0            9,495      9,495
       0             35          35     Transocean Inc.*                                   0            2,840      2,840
                                                                                           0           57,085     57,085
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.28%
       0             29          29     Intuitive Surgical, Inc.*                          0            3,992      3,992
HEALTH CARE PROVIDERS &
SERVICES - 1.52%
       0             50          50     Express Scripts, Inc.*                             0            4,564      4,564
       0             49          49     Laboratory Corporation of America Holdings*        0            2,874      2,874
       0             31          31     Pharmaceutical Product Development, Inc.           0            2,145      2,145
       0             159         159    WellPoint Inc.*                                    0           12,211     12,211
                                                                                           0           21,794     21,794
HOTELS RESTAURANTS & LEISURE
- 1.46%
       0             124         124    International Game Technology                      0            4,437      4,437
       0             45          45     Marriott International, Inc. - Class A*            0            2,999      2,999
       0             429         429    Starbucks Corporation*                             0           13,599     13,599
                                                                                           0           21,035     21,035
HOUSEHOLD DURABLES - 5.07%
       0             36          36     Beazer Homes USA, Inc.                             0            2,622      2,622
       0             188         188    Centex Corporation                                 0           13,421     13,421
       0             493         493    D.R. Horton, Inc.                                  0           18,399     18,399
       0             84          84     Harman International Industries, Incorporated      0            9,240      9,240
       0             183         183    Lennar Corporation - Class A                       0           11,449     11,449
       0             399         399    Pulte Homes, Inc.                                  0           15,920     15,920
       0             25          25     The Ryland Group, Inc.                             0            1,809      1,809
                                                                                           0           72,860     72,860
HOUSEHOLD PRODUCTS - 0.54%
       0             64          64     The Clorox Company                                 0            3,831      3,831
       0             71          71     Colgate-Palmolive Company                          0            3,897      3,897
                                                                                           0            7,728      7,728
INDUSTRIAL CONGLOMERATES -
0.42%
       0             84          84     3M Co.                                             0            6,111      6,111
INSURANCE - 9.89%
       0             41          41     The Allstate Corporation                           0            2,134      2,134
       0             114         114    AMBAC Financial Group, Inc.                        0            8,756      8,756
       0              1           1     American International Group, Inc.                 0               66         66
       0             123         123    Assurant, Inc.                                     0            5,648      5,648
       0             120         120    Conseco, Inc.*                                     0            2,924      2,924
       0             443         443    Hartford Financial Services Group, Inc.            0           36,428     36,428
       0             62          62     Loews Corporation                                  0            6,119      6,119
       0             72          72     MBIA Inc.                                          0            4,432      4,432
       0            1,146       1,146   Metlife, Inc.                                      0           57,483     57,483
       0             148         148    SAFECO Corporation                                 0            7,733      7,733
       0             34          34     StanCorp Financial Group, Inc.                     0            1,692      1,692
       0             61          61     Torchmark Corporation                              0            3,422      3,422
       0             110         110    W.R. Berkley Corporation                           0            5,434      5,434
                                                                                           0          142,271    142,271
INTERNET & CATALOG RETAIL -
0.97%
       0             323         323    eBay, Inc.*                                        0           13,921     13,921
IT SERVICES - 0.49%
       0             98          98     Computer Sciences Corporation*                     0            4,969      4,969
       0             48          48     Fiserv, Inc.*                                      0            2,111      2,111
                                                                                           0            7,080      7,080
MACHINERY - 0.86%
       0             97          97     Deere & Company                                    0            6,961      6,961
       0             100         100    Joy Global Inc.                                    0            5,404      5,404
                                                                                           0           12,365     12,365
MEDIA - 1.07%
       0             149         149    Omnicom Group Inc.                                 0           12,187     12,187
       0             103         103    Univision Communications Inc. - Class A*           0            3,279      3,279
                                                                                           0           15,466     15,466
METALS & MINING - 2.52%
       0             193         193    Nucor Corporation                                  0           16,257     16,257
       0             69          69     Peabody Energy Corporation                         0            6,866      6,866
       0             82          82     Phelps Dodge Corporation                           0           13,161     13,161
                                                                                           0           36,284     36,284
MULTILINE RETAIL - 0.18%
       0             133         133    Saks Incorporated*                                 0            2,568      2,568
MULTI-UTILITIES & UNREGULATED
POWER - 0.13%
       0             182         182    Reliant Energy Inc.*                               0            1,842      1,842
OIL & GAS - 17.40%
       0             140         140    Amerada Hess Corporation                           0           21,672     21,672
       0             412         412    Anadarko Petroleum Corporation                     0           44,422     44,422
       0             525         525    Apache Corporation                                 0           39,653     39,653
       0            1,109       1,109   ChevronTexaco Corporation                          0           65,852     65,852
       0             34          34     Kerr-McGee Corporation                             0            3,753      3,753
       0             218         218    Marathon Oil Corporation                           0           16,758     16,758
       0             130         130    Newfield Exploration Company*                      0            6,812      6,812
       0             462         462    Occidental Petroleum Corporation                   0           45,142     45,142
       0             101         101    Pogo Producing Company                             0            6,059      6,059
                                                                                           0          250,123    250,123
PAPER & FOREST PRODUCTS -
0.19%
       0             95          95     Louisiana-Pacific Corporation                      0            2,798      2,798
PHARMACEUTICALS - 0.26%
       0             80          80     Forest Laboratories, Inc.*                         0            3,702      3,702
ROAD & RAIL - 0.21%
       0             38          38     Burlington Northern Sante Fe Corporation           0            3,045      3,045
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 3.84%
       0             182         182    Altera Corporation*                                0            3,514      3,514
       0             346         346    Linear Technology Corporation                      0           12,875     12,875
       0             259         259    Marvell Technology Group Ltd.*                     0           17,721     17,721
       0             65          65     Maxim Integrated Products, Inc.*                   0            2,667      2,667
       0             35          35     Microchip Technology Incorporated                  0            1,313      1,313
       0             80          80     NVIDIA Corporation*                                0            3,597      3,597
       0             464         464    Texas Instruments Incorporated                     0           13,563     13,563
                                                                                           0           55,250     55,250
SOFTWARE - 0.45%
       0             74          74     Autodesk, Inc.                                     0            3,004      3,004
       0             118         118    Red Hat, Inc.*                                     0            3,416      3,416
                                                                                           0            6,420      6,420
SPECIALTY RETAIL - 0.44%
       0             62          62     Chico's FAS, Inc.*                                 0            2,701      2,701
       0             143         143    The TJX Companies, Inc.                            0            3,651      3,651
                                                                                           0            6,352      6,352
THRIFTS & MORTGAGE FINANCE -
2.45%
       0             243         243    Golden West Financial Corporation                  0           17,161     17,161
       0             146         146    MGIC Investment Corporation                        0            9,637      9,637
       0             85          85     The PMI Group, Inc.                                0            3,675      3,675
       0             82          82     Radian Group Inc.                                  0            4,693      4,693
                                                                                           0           35,166     35,166
TRADING COMPANIES &
DISTRIBUTORS - 0.26%
       0             100         100    Fastenal Company                                   0            3,815      3,815
                                        TOTAL COMMON STOCKS (COST $1,275,961)              0        1,389,951  1,389,951
SHORT TERM INVESTMENTS -
2.69%
MONEY MARKET MUTUAL FUNDS -
2.69%
       0           38,748      38,748   SEI Daily Income Trust Government Fund - Class     0           38,748     38,748
                                        B
                                        TOTAL SHORT TERM INVESTMENTS (COST $38,748)        0           38,748     38,748
                                        TOTAL INVESTMENTS (IDENTIFIED COST $1,314,709)     0        1,428,699  1,428,699
                                        - 99.36%
                                        OTHER ASSETS AND LIABILITIES - 0.64%               0            9,139      9,139
                                        TOTAL NET ASSETS - 100%                            0       $1,437,838 $1,437,838



Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing








FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                        TAX AWARE/ALL     TAX AWARE/ALL     PRO FORMA    PROFORMA
                                                                        CAP CORE FUND     CAP CORE FUND     ADJUSTMENT   COMBINED
ASSETS:
Investments in securities, at value                                                $0           $1,428,699          $0  $1,428,699
Income receivable                                                                   0                  805           0         805
Receivable from Adviser                                                             0                2,020           0       2,020
Receivable for investments sold                                                     0               39,999           0      39,999
Receivable for shares sold                                                          0               73,142           0      73,142
Other assets                                                                        0               25,667           0      25,667
     Total assets                                                                   0            1,570,332           0   1,570,332
LIABILITIES:
Payable for investments purchased                                                   0              114,761           0     114,761
Payable for custodian fees                                                          0               10,927           0      10,927
Payable for distribution services fee                                               0                  597           0         597
Accrued expenses                                                                    0                6,209           0       6,209
     Total liabilities                                                              0              132,494           0     132,494
NET ASSETS                                                                         $0           $1,437,838          $0  $1,437,838
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0           $1,332,327          $0  $1,332,327
Net unrealized appreciation (depreciation) of investments                           0              113,990           0     113,990
Accumulated net realized gain (loss) on investments                                 0              (8,479)           0     (8,479)
     Total Net Assets                                                              $0           $1,437,838          $0  $1,437,838
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               65,752           0      65,752
NET ASSET VALUE PER SHARE                                                       $0.00               $10.74       $0.00      $10.74
OFFERING PRICE PER SHARE                                                        $0.00               $10.74       $0.00      $10.74
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.74       $0.00      $10.74

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0               59,495           0      59,495
NET ASSET VALUE PER SHARE                                                       $0.00               $10.73       $0.00      $10.73
OFFERING PRICE PER SHARE*                                                       $0.00               $11.38       $0.00      $11.38
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.73       $0.00      $10.73

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                8,700           0       8,700
NET ASSET VALUE PER SHARE                                                       $0.00               $10.70       $0.00      $10.70
OFFERING PRICE PER SHARE                                                        $0.00               $10.70       $0.00      $10.70
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.70       $0.00      $10.70


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0           $1,314,709          $0  $1,314,709




 FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
 MDT TAX AWARE/ALL CAP CORE FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME






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

                   FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Tax Aware/All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Tax Aware/All Cap Core Fund consists of three classes of shares:
Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Tax Aware/All Cap Core Fund and MDT Tax Aware/All Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Tax Aware/All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Tax Aware/All Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund. Under generally accepted accounting principles, MDT Tax Aware/All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Tax Aware/All Cap Core Fund paid and Federated MDT Tax Aware/All Cap Core Fund would have paid investment advisory fees computed at the annual rate of 1.00% and 0.90% , respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Tax Aware/All Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Tax Aware/All Cap Core Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Tax Aware/All Cap Core Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Tax Aware/All Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Tax Aware/All Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Large Cap Growth Fund and MDT Large Cap Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Large Cap Growth Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Large Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund. Under generally accepted accounting principles, MDT Large Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.
..

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)




                                                                                                                  FEDERATED
                                                                     FEDERATED MDT       MDT                         MDT
                                                                     TAX AWARE/ALL  TAX AWARE/ALL  PRO FORMA      PRO FORMA
                                                                     CAP CORE FUND  CAP CORE FUND  ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0         $5,040          $0        $5,040
Interest                                                                         0            528           0           528
TOTAL INVESTMENT INCOME:                                                         0          5,568           0         5,568
EXPENSES:
Investment advisory fee                                                          0          3,640       (364) (a)     3,276
Administrative personnel and services fee                                        0            509     115,436 (b)   115,945
Custodian fees                                                                   0          4,965      11,035 (c)    16,000
Professional fees                                                                0          3,496     (3,496) (d)         0
Shareholder services fee                                                         0          1,109     (1,109) (e)         0
Transfer and dividend disbursing agent fees and expenses                         0              0      27,850 (f)    27,850
Directors'/Trustees' fees                                                        0          1,327       (577) (g)       750
Audit fees                                                                       0              0       7,250 (h)     7,250
Legal fees                                                                       0              0       4,500 (i)     4,500
Portfolio accounting fees                                                        0              0      32,500 (j)    32,500
Distribution services fee - Class A Shares                                       0            365       (365) (k)         0
Distribution services fee - Class C Shares                                       0            238        (59) (k)       179
Shareholder services fee - Class A Shares                                        0              0         365 (l)       365
Shareholder services fee - Class A Shares                                        0              0         179 (l)       179
Share registration costs                                                         0         18,090       (790) (m)    17,300
Printing and postage                                                             0            238      11,262 (n)    11,500
Other                                                                            0            145       (145) (o)         0
Insurance premiums                                                               0              0       3,750 (p)     3,750
Miscellaneous                                                                    0              0       1,900 (q)     1,900
     TOTAL EXPENSES                                                              0         34,122     209,122       243,244
WAIVERS--
   WAIVER OF INVESTMENT ADVISER FEE                                              0              0     (3,276) (r)   (3,276)
   WAIVER OF ADMINISTRATIVE PERSONNEL AND SERVICES FEE                           0              0    (22,685) (s)  (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0       (26,968)      26,968 (t)         0
  Reimbursement of other operating expenses                                      0              0   (211,719) (u) (211,719)
TOTAL WAIVERS AND REIMBURSEMENTS                                                 0       (26,968)   (210,712)      (26,968)
NET EXPENSES                                                                     0          7,154     (1,590)         5,564
     NET INVESTMENT INCOME(LOSS)                                                $0       ($1,586)      $1,590            $4
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                          0        (8,479)           0       (8,479)
Net change in unrealized appreciation (depreciation) of investments              0        113,990           0       113,990
     Net realized and unrealized gain on investments                             0        105,511           0       105,511
          Change in net assets resulting from operations                        $0       $103,925      $1,590      $105,515



(See Notes to Pro Forma Financial Statements)




                   FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Tax Aware/All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Tax Aware/All Cap Core Fund consists of three classes of shares:
Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Tax Aware/All Cap Core Fund and MDT Tax Aware/All Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Tax Aware/All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Tax Aware/All Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund. Under generally accepted accounting principles, MDT Tax Aware/All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Tax Aware/All Cap Core Fund paid and Federated MDT Tax Aware/All Cap Core Fund would have paid investment advisory fees computed at the annual rate of 1.00% and 0.90% , respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Tax Aware/All Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Tax Aware/All Cap Core Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 59,495 Class A Shares, 8,700Class C Shares and 65,752 Institutional Shares, respectively, of the Federated MDT Tax Aware/All Cap Core Fund in exchange for 59,495 Class A Shares, 8,700 Class C Shares and 65,752 Institutional Shares of the MDT Tax Aware/All Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Tax Aware/All Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.90% of the average daily net assets of the Federated MDT Tax Aware/All Cap Core Fund, a series of Federated MDT Series . MDTA Advisers serves as investment adviser to the MDT Tax Aware/All Cap Core Fund and receives for its services an annual investment advisory fee equal to 1.00% of the average daily net assets of the MDT Tax Aware/All Cap Core Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 2.05%, 2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Tax Aware/All Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Tax Aware/All Cap Core Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Tax Aware/All Cap Core Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp.
(FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Tax Aware/All Cap Core Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Tax Aware/All Cap Core Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Tax Aware/All Cap Core Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Tax Aware/All Cap Core Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u) Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

FEDERATED MDT LARGE CAP GROWTH
FUND
MDT LARGE CAP GROWTH FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                FEDERATED                                                                     FEDERATED
  FEDERATED MDT        MDT         MDT                                                   FEDERATED     MDT       MDT
                                                                                            MDT
    LARGE CAP       LARGE CAP      PRO                                                   LARGE CAP  LARGE CAP    PRO
                                  FORMA                                                                         FORMA
   GROWTH FUND     GROWTH FUND   COMBINED                                                  GROWTH    GROWTH    COMBINED
                                                                                            FUND      FUND

            SHARES                                                                         VALUE
 COMMON STOCKS - 103.36%
AEROSPACE & DEFENSE - 3.98%
        0              15          15     Alliant Techsystems Inc.*                          0         $1,162    $1,162
        0              395         395    Honeywell International Inc.                       0         15,176    15,176
                                                                                             0         16,338    16,338
AIR FREIGHT & LOGISTICS - 1.11%
        0              62          62     Expeditors International of Washington, Inc.       0          4,559     4,559
BEVERAGES - 4.04%
        0              400         400    Anheuser-Busch Companies, Inc.                     0         16,576    16,576
BIOTECHNOLOGY - 3.50%
        0              167         167    Genentech, Inc.*                                   0         14,349    14,349
CAPITAL MARKETS - 0.47%
        0              37          37     Northern Trust Corporation                         0          1,932     1,932
CHEMICALS - 0.26%
        0              33          33     International Flavors & Fragrances Inc.            0          1,088     1,088
COMMERCIAL SERVICES & SUPPLIES
- 2.54%
        0              13          13     The Corporate Executive Board Company              0          1,094     1,094
        0              30          30     Monster Worldwide Inc.*                            0          1,280     1,280
        0              137         137    Pitney Bowes Inc.                                  0          5,855     5,855
        0              60          60     Robert Half International Inc.                     0          2,192     2,192
                                                                                             0         10,421    10,421
COMMUNICATIONS EQUIPMENT -
4.86%
        0              416         416    QUALCOMM Incorporated                              0         19,951    19,951
COMPUTERS & PERIPHERALS - 2.48%
        0              411         411    EMC Corporation*                                   0          5,507     5,507
        0              150         150    Network Appliance, Inc.*                           0          4,680     4,680
                                                                                             0         10,187    10,187
CONSTRUCTION MATERIALS - 0.41%
        0              20          20     Martin Marietta Materials, Inc.                    0          1,696     1,696
DIVERSIFIED FINANCIAL SERVICES
- 2.48%
        0              24          24     Chicago Mercantile Exchange Holdings Inc.          0         10,158    10,158
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.63%
        0              29          29     Amphenol Corporation - Class A                     0          1,474     1,474
        0              129         129    Jabil Circuit, Inc.*                               0          5,212     5,212
                                                                                             0          6,686     6,686
ENERGY EQUIPMENT & SERVICES -
8.32%
        0              112         112    BJ Services Company                                0          4,535     4,535
        0              67          67     Diamond Offshore Drilling                          0          5,686     5,686
        0              61          61     ENSCO International Incorporated                   0          3,118     3,118
        0              12          12     Helmerich & Payne, Inc.                            0            940       940
        0              47          47     Noble Corporation                                  0          3,781     3,781
        0              126         126    Schlumberger Limited                               0         16,059    16,059
                                                                                             0         34,119    34,119
FINANCIAL SERVICES - 0.87%
        0              68          68     American Express Company*                          0          3,567     3,567
FOOD & STAPLES RETAILING -
4.71%
        0              419         419    Wal-Mart Stores, Inc.                              0         19,320    19,320
FOOD PRODUCTS - 0.33%
        0              45          45     Campbell Soup Company                              0          1,347     1,347
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.94%
        0              64          64     Varian Medical Systems, Inc.*                      0          3,853     3,853
HEALTH CARE PROVIDERS &
SERVICES - 5.72%
        0              28          28     Covance Inc.*                                      0          1,591     1,591
        0              102         102    Express Scripts, Inc.*                             0          9,311     9,311
        0              235         235    HCA, Inc.                                          0         11,534    11,534
        0              15          15     Pharmaceutical Product Development, Inc.           0          1,038     1,038
                                                                                             0         23,474    23,474
HOTELS RESTAURANTS & LEISURE -
6.96%
        0              41          41     Boyd Gaming Corporation                            0          1,853     1,853
        0              260         260    Carnival Corporation                               0         13,457    13,457
        0              418         418    Starbucks Corporation*                             0         13,251    13,251
                                                                                             0         28,561    28,561
HOUSEHOLD DURABLES - 2.87%
        0              79          79     Fortune Brands, Inc.                               0          5,922     5,922
        0              42          42     Harman International Industries, Incorporated      0          4,620     4,620
        0              25          25     The Stanley Works                                  0          1,226     1,226
                                                                                             0         11,768    11,768
HOUSEHOLD PRODUCTS - 3.68%
        0              264         264    Kimberly-Clark Corporation                         0         15,080    15,080
INDUSTRIAL CONGLOMERATES -
7.84%
        0              220         220    3M Co.                                             0         16,005    16,005
        0              493         493    General Electric Company                           0         16,146    16,146
                                                                                             0         32,151    32,151
INSURANCE - 1.25%
        0              109         109    AFLAC INCORPORATED                                 0          5,117     5,117
IT SERVICES - 0.98%
        0              27          27     Alliance Data Systems Corporation*                 0          1,141     1,141
        0              56          56     CheckFree Corporation*                             0          2,902     2,902
                                                                                             0          4,043     4,043
MACHINERY - 2.20%
        0              115         115    Caterpillar Inc.                                   0          7,808     7,808
        0              34          34     The Timken Company                                 0          1,230     1,230
                                                                                             0          9,038     9,038
MEDIA - 0.73%
        0              94          94     Univision Communications Inc. - Class A*           0          2,993     2,993
METALS & MINING - 2.09%
        0              29          29     Allegheny Technologies, Inc.                       0          1,504     1,504
        0              71          71     Peabody Energy Corporation                         0          7,065     7,065
                                                                                             0          8,569     8,569
OIL & GAS - 1.13%
        0              34          34     GlobalSantaFe Corporation                          0          2,076     2,076
        0              37          37     Ultra Petroleum Corporation*                       0          2,545     2,545
                                                                                             0          4,621     4,621
PHARMACEUTICALS - 7.77%
        0              469         469    Abbott Laboratories                                0         20,237    20,237
        0              35          35     Sepracor Inc.*                                     0          1,992     1,992
        0              209         209    Wyeth                                              0          9,666     9,666
                                                                                             0         31,895    31,895
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 6.58%
        0              40          40     Lam Research Corporation*                          0          1,857     1,857
        0              144         144    Linear Technology Corporation                      0          5,358     5,358
        0              32          32     Marvell Technology Group Ltd.*                     0          2,189     2,189
        0              117         117    Maxim Integrated Products, Inc.                    0          4,802     4,802
        0              65          65     Microchip Technology Incorporated                  0          2,438     2,438
        0              70          70     NVIDIA Corporation*                                0          3,147     3,147
        0              20          20     Texas Instruments Incorporated                     0            585       585
        0              235         235    Xilinx, Inc.                                       0          6,618     6,618
                                                                                             0         26,994    26,994
SOFTWARE - 2.31%
        0              162         162    Autodesk, Inc.                                     0          6,576     6,576
        0               6           6     Microsoft Corporation                              0            169       169
        0              15          15     Oracle Corporation*                                0            188       188
        0              88          88     Red Hat, Inc.*                                     0          2,548     2,548
                                                                                             0          9,481     9,481
SPECIALTY RETAIL - 6.10%
        0              42          42     Abercrombie & Fitch Co.                            0          2,789     2,789
        0              86          86     Chico's FAS, Inc.*                                 0          3,746     3,746
        0              291         291    Lowe's Companies, Inc.                             0         18,493    18,493
                                                                                             0         25,028    25,028
TEXTILES, APPAREL & LUXURY
GOODS - 1.38 %
        0              157         157    Coach, Inc.*                                       0          5,644     5,644
TRADING COMPANIES &
DISTRIBUTORS - 0.84%
        0              90          90     Fastenal Company                                   0          3,433     3,433
                                          TOTAL COMMON STOCKS (COST $405,968)                0        424,037   424,037
SHORT TERM INVESTMENTS - 2.00%
MONEY MARKET MUTUAL FUNDS -
2.00%
        0             8,180       8,180   SEI Daily Income Trust Government Fund - Class     0          8,180     8,180
                                          B
                                          TOTAL SHORT TERM INVESTMENTS (COST $8,180)         0          8,180     8,180
                                          TOTAL INVESTMENTS (IDENTIFIED COST $414,148) -     0        432,217   432,217
                                          105.36%
                                          OTHER ASSETS AND LIABILITIES - (5.36)%             0       (21,971)  (21,971)
                                          TOTAL NET ASSETS - 100%                            0       $410,246  $410,246



Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing








FEDERATED MDT LARGE CAP GROWTH FUND
MDT LARGE CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          LARGE CAP         LARGE CAP       PRO FORMA   PROFORMA
                                                                         GROWTH FUND       GROWTH FUND      ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $432,217          $0   $432,217
Income receivable                                                                   0                  305           0        305
Receivable for investments sold                                                     0               22,450           0     22,450
Other assets                                                                        0               31,621           0     31,621
     Total assets                                                                   0              486,593           0    486,593
LIABILITIES:
Payable for investments purchased                                                   0               22,655           0     22,655
Payable for custodian fees                                                          0                1,585           0      1,585
Payable for investment advisory fee                                                 0               38,574           0     38,574
Payable for distribution services fee                                               0                    5           0          5
Accrued expenses                                                                    0               13,528           0     13,528
     Total liabilities                                                              0               76,347           0     76,347
NET ASSETS                                                                         $0             $410,246          $0   $410,246
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $379,250          $0   $379,250
Net unrealized appreciation (depreciation) of investments                           0               18,069           0     18,069
Accumulated net realized gain on investments                                        0               12,927           0     12,927
     Total Net Assets                                                              $0             $410,246          $0   $410,246
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               38,085           0     38,085
NET ASSET VALUE PER SHARE                                                       $0.00               $10.72       $0.00     $10.72
OFFERING PRICE PER SHARE                                                        $0.00               $10.72       $0.00     $10.72
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.72       $0.00     $10.72

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $10.71       $0.00     $10.71
OFFERING PRICE PER SHARE*                                                       $0.00               $11.36       $0.00     $11.36
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.71       $0.00     $10.71

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $10.68       $0.00     $10.68
OFFERING PRICE PER SHARE                                                        $0.00               $10.68       $0.00     $10.68
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.68       $0.00     $10.68


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $414,148          $0   $414,148




 FEDERATED MDT LARGE CAP GROWTH FUND
 MDT LARGE CAP GROWTH FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME


                                                      FEDERATED



                                             --------------------



                                             --------------------



















                                             ---------         --

                                             --------------------

                                             --------------------

                                             --------------------

                                             --------------------

                                             --------------------


                                             --------------------

                                             --------------------

                                             --------------------

                                             --------------------



                                             --------------------

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

                      FEDERATED MDT LARGE CAP GROWTH FUND
                           MDT LARGE CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Large Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Large Cap Growth Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Large Cap Growth Fund and MDT Large Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Large Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Large Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund. Under generally accepted accounting principles, MDT Large Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Large Cap Growth Fund paid and Federated MDT Large Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Large Cap Growth Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Large Cap Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Large Cap Growth Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Large Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Large Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT LARGE CAP GROWTH FUND
MDT LARGE CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)




                                                                                                               FEDERATED
                                                                     FEDERATED MDT     MDT                        MDT
                                                                       LARGE CAP    LARGE CAP   PRO FORMA      PRO FORMA
                                                                      GROWTH FUND   GROWTH FUND ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0      $1,191          $0        $1,191
Interest                                                                         0         283           0           283
TOTAL INVESTMENT INCOME:                                                         0       1,474           0         1,474
EXPENSES:
Investment advisory fee                                                          0       1,086           0 (a)     1,086
Administrative personnel and services fee                                        0         334     115,611 (b)   115,945
Custodian fees                                                                   0       3,890      12,110 (c)    16,000
Professional fees                                                                0       3,496     (3,496) (d)         0
Shareholder servicing and accounting                                             0         763       (763) (e)         0
Transfer and dividend disbursing agent fees and expenses                         0           0      27,850 (f)    27,850
Directors'/Trustees' fees                                                        0       1,327       (577) (g)       750
Audit fees                                                                       0           0       7,250 (h)     7,250
Legal fees                                                                       0           0       4,500 (i)     4,500
Portfolio accounting fees                                                        0           0      32,500 (j)    32,500
Distribution services fee - Class A Shares                                       0           1         (1) (k)         0
Distribution services fee - Class C Shares                                       0           4         (1) (k)         3
Shareholder services fee- Class A Shares                                         0           0           1 (l)         1
Shareholder services fee- Class A Shares                                         0           0           1 (l)         1
Share registration costs                                                         0      18,215       (915) (m)    17,300
Printing and postage                                                             0         313       9,537 (n)     9,850
Other                                                                            0         170       (170) (o)         0
Insurance premiums                                                               0           0       3,650 (p)     3,650
Miscellaneous                                                                    0           0       1,800 (q)     1,800
     TOTAL EXPENSES                                                              0      29,599     208,887       238,486
WAIVERS--
   Waiver of investment adviser fee                                              0           0     (1,086) (r)   (1,086)
   Waiver of administrative personnel and services fee                           0           0    (22,685) (s)  (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0    (26,986)      26,986 (t)         0
  Reimbursement of other operating expenses                                      0           0   (212,904) (u) (212,904)
TOTAL WAIVERS AND  REIMBURSEMENTS                                                0    (26,986)   (209,689)     (236,675)
NET EXPENSES                                                                     0       2,613       (802)         1,811
     NET INVESTMENT INCOME(LOSS)                                                $0     (1,139)        $802        ($337)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 0      14,066           0        14,066
Net change in unrealized appreciation (depreciation) of investments              0      18,069           0        18,069
     Net realized and unrealized gain on investments                             0      32,135           0        32,135
          Change in net assets resulting from operations                        $0     $30,996        $802       $31,798



(See Notes to Pro Forma Financial Statements)




                      FEDERATED MDT LARGE CAP GROWTH FUND
                           MDT LARGE CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Large Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Large Cap Growth Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Large Cap Growth Fund and MDT Large Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Large Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Large Cap Growth Fundfor Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund. Under generally accepted accounting principles, MDT Large Cap Growth Fundwill be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Large Cap Growth Fund paid and Federated MDT Large Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Large Cap Growth Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Large Cap Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 100 Class A Shares, 100 Class C Shares and 38,085 Institutional Shares, respectively, of the Federated MDT Large Cap Growth Fund in exchange for 100 Class A Shares, 100 Class C Shares and 38,085 Institutional Shares of the MDT Large Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Large Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the Federated MDT Large Cap Growth Fund, a series of Federated MDT Series . MDTA Advisers serves as investment adviser to the MDT Large Cap Growth Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 2.05%, 2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Large Cap Growth Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Large Cap Growth Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Large Cap Growth Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Large Cap Growth Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Large Cap Growth Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Large Cap Growth Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Large Cap Growth Fund may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(u)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u) Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Mid Cap Growth Fund and MDT Mid Cap Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Mid Cap Growth Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Mid Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund. Under generally accepted accounting principles, MDT Mid Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT MID CAP GROWTH FUND
MDT MID CAP GROWTH FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                  FEDERATED                                                                     FEDERATED
  FEDERATED MDT         MDT          MDT                                                    FEDERATED    MDT       MDT
     MID CAP          MID CAP        PRO                                                     MID CAP   MID CAP     PRO
                                    FORMA                                                                         FORMA
   GROWTH FUND      GROWTH FUND    COMBINED                                                  GROWTH    GROWTH    COMBINED
                                                                                              FUND      FUND

             SHARES                                                                           VALUE
 COMMON STOCKS - 104.59%
AEROSPACE & DEFENSE - 2.54%
        0                4            4     Alliant Techsystems Inc.*                           0          $310      $310
        0               136          136    Precision Castparts Corporation                     0         6,793     6,793
        0                21          21     Rockwell Collins, Inc.                              0           985       985
                                                                                                0         8,088     8,088
AIR FREIGHT & LOGISTICS - 1.32%
        0                44          44     C.H. Robinson Worldwide, Inc.                       0         1,780     1,780
        0                47          47     CNF Inc.                                            0         2,409     2,409
                                                                                                0         4,189     4,189
AIRLINES - 0.31%
        0                43          43     AMR Corporation*                                    0           976       976
AUTO COMPONENTS - 1.00%
        0               204          204    The Goodyear Tire & Rubber Company*                 0         3,191     3,191
AUTOMOBILES - 0.32%
        0                24          24     Thor Industries, Inc.                               0         1,024     1,024
BUILDING PRODUCTS - 2.81%
        0               248          248    American Standard Companies Inc.                    0         8,928     8,928
CHEMICALS - 1.13%
        0               105          105    International Flavors & Fragrances Inc.             0         3,461     3,461
        0                2            2     Sigma-Aldrich Corporation                           0           130       130
                                                                                                0         3,591     3,591
COMMERCIAL BANKS - 2.40%
        0               231          231    Synovus Financial Corporation                       0         6,392     6,392
        0                23          23     Westamerica Bancorporation                          0         1,238     1,238
                                                                                                0         7,630     7,630
COMMERCIAL SERVICES & SUPPLIES -
6.81%
        0               107          107    ARAMARK Corporation                                 0         2,852     2,852
        0                40          40     Deluxe Corporation                                  0         1,071     1,071
        0                29          29     Herman Miller, Inc.                                 0           879       879
        0               176          176    Monster Worldwide Inc.*                             0         7,508     7,508
        0               219          219    Pitney Bowes Inc.                                   0         9,360     9,360
                                                                                                0        21,670    21,670
COMMUNICATIONS EQUIPMENT - 3.24%
        0               222          222    Harris Corporation                                  0        10,307    10,307
CONTAINERS & PACKAGING - 1.14%
        0               194          194    Crown Holdings, Inc.*                               0         3,630     3,630
DIVERSIFIED FINANCIAL SERVICES -
7.98%
        0                20          20     Chicago Mercantile Exchange Holdings Inc.           0         8,465     8,465
        0               267          267    Moody's Corporation                                 0        16,906    16,906
                                                                                                0        25,371    25,371
ELECTRICAL EQUIPMENT - 0.13%
        0                10          10     AMETEK, Inc.                                        0           411       411
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.29%
        0                73          73     CDW Corporation                                     0         4,088     4,088
ENERGY EQUIPMENT & SERVICES -
5.30%
        0                20          20     Diamond Offshore Drilling, Inc.                     0         1,697     1,697
        0                18          18     ENSCO International Incorporated                    0           920       920
        0               204          204    Grant Prideco, Inc.*                                0        10,218    10,218
        0                33          33     Noble Corporation                                   0         2,655     2,655
        0                30          30     Smith International, Inc.                           0         1,350     1,350
                                                                                                0        16,840    16,840
GAS UTILITIES - 0.33%
        0                13          13     Questar Corporation                                 0         1,059     1,059
HEALTH CARE EQUIPMENT & SUPPLIES
- 4.10%
        0               112          112    Dade Behring Holdings, Inc.                         0         4,382     4,382
        0                63          63     Intuitive Surgical, Inc.*                           0         8,672     8,672
                                                                                                0        13,054    13,054
HEALTH CARE PROVIDERS & SERVICES
- 6.76%
        0               184          184    Express Scripts, Inc.*                              0        16,797    16,797
        0               223          223    Health Management Associates, Inc. - Class A        0         4,688     4,688
                                                                                                0        21,485    21,485
HOUSEHOLD DURABLES - 9.98%
        0               104          104    The Black & Decker Corporation                      0         8,975     8,975
        0                28          28     Centex Corporation                                  0         1,999     1,999
        0               174          174    Fortune Brands, Inc.                                0        13,043    13,043
        0                8            8     Harman International Industries, Incorporated       0           880       880
        0                13          13     Lennar Corporation - Class A                        0           813       813
        0                63          63     Newell Rubbermaid Inc.                              0         1,489     1,489
        0                2            2     NVR, Inc.*                                          0         1,589     1,589
        0                60          60     The Stanley Works                                   0         2,943     2,943
                                                                                                0        31,731    31,731
HOUSEHOLD PRODUCTS - 0.29%
        0                17          17     Energizer Holdings, Inc.*                           0           920       920
INDUSTRIAL CONGLOMERATES - 0.65%
        0                30          30     Carlisle Companies Incorporated                     0         2,082     2,082
IT SERVICES - 6.99%
        0               115          115    Alliance Data Systems Corporation*                  0         4,859     4,859
        0               129          129    Global Payments Inc.                                0         6,570     6,570
        0               297          297    Paychex, Inc.                                       0        10,796    10,796
                                                                                                0        22,225    22,225
LEISURE EQUIPMENT & PRODUCTS -
0.98%
        0                43          43     Polaris Industries Inc.                             0         2,345     2,345
        0                19          19     SCP Pool Corporation                                0           758       758
                                                                                                0         3,103     3,103
MACHINERY - 0.31%
        0                10          10     Cummins Inc.                                        0           973       973
MEDIA - 0.36%
        0                41          41     Valassis Communications, Inc.*                      0         1,144     1,144
METALS & MINING - 9.77%
        0               115          115    Allegheny Technologies, Inc.                        0         5,963     5,963
        0                67          67     CONSOL Energy Inc.                                  0         4,884     4,884
        0               276          276    Freeport-McMoRan Copper & Gold, Inc.                0        17,733    17,733
        0                25          25     Peabody Energy Corporation                          0         2,488     2,488
                                                                                                0        31,068    31,068
MULTILINE RETAIL - 1.74%
        0                84          84     Dollar Tree Stores, Inc.*                           0         2,082     2,082
        0                83          83     Nordstrom, Inc.                                     0         3,463     3,463
                                                                                                0         5,545     5,545
OIL & GAS - 5.77%
        0                37          37     GlobalSantaFe Corporation                           0         2,259     2,259
        0               234          234    Ultra Petroleum Corporation*                        0        16,097    16,097
                                                                                                0        18,356    18,356
PHARMACEUTICALS - 0.95%
        0                53          53     Sepracor Inc.*                                      0         3,016     3,016
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 6.54%
        0                55          55     Broadcom Corporation*                               0         3,751     3,751
        0               249          249    Marvell Technology Group Ltd.*                      0        17,037    17,037
                                                                                                0        20,788    20,788
SOFTWARE - 7.20%
        0               319          319    Autodesk, Inc.                                      0        12,948    12,948
        0               105          105    Fair Isaac Corporation                              0         4,654     4,654
        0               183          183    Red Hat, Inc.*                                      0         5,298     5,298
                                                                                                0        22,900    22,900
SPECIALTY RETAIL - 2.59%
        0                17          17     Abercrombie & Fitch Co.                             0         1,129     1,129
        0               124          124    Chico's FAS, Inc.*                                  0         5,401     5,401
        0                49          49     The Timberland Company - Class A*                   0         1,713     1,713
                                                                                                0         8,243     8,243
WIRELESS TELECOMMUNICATION
SERVICES - 1.56%
        0               100          100    NII Holdings Inc.*                                  0         4,946     4,946
                                            TOTAL COMMON STOCKS (COST $295,505)                 0       332,572   332,572
SHORT TERM INVESTMENTS - 2.26%
MONEY MARKET MUTUAL FUNDS - 2.26%
        0              7,185        7,185   SEI Daily Income Trust Government Fund - Class      0         7,185     7,185
                                            B
                                            TOTAL SHORT TERM INVESTMENTS (COST $7,185)          0         7,185     7,185
                                            TOTAL INVESTMENTS (IDENTIFIED COST $302,690) -      0       339,757   339,757
                                            106.85%
                                            OTHER ASSETS AND LIABILITIES - (6.85)%              0      (21,778)  (21,778)
                                            TOTAL NET ASSETS - 100%                             0      $317,979  $317,979



Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

* Non Income Producing








FEDERATED MDT MID CAP GROWTH FUND
MDT MID CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                           MID CAP           MID CAP        PRO FORMA   PROFORMA
                                                                         GROWTH FUND       GROWTH FUND      ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $339,757          $0   $339,757
Income receivable                                                                   0                  168           0        168
Receivable for investments sold                                                     0                8,339           0      8,339
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              372,885           0    372,885
LIABILITIES:
Payable for investments purchased                                                   0                8,366           0      8,366
Payable for custodian fees                                                          0                1,159           0      1,159
Payable for investment advisory fee                                                 0               39,323           0     39,323
Payable for distribution services fee                                               0                   13           0         13
Accrued expenses                                                                    0                6,045           0      6,045
     Total liabilities                                                              0               54,906           0     54,906
NET ASSETS                                                                         $0             $317,979          $0   $317,979
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $280,027          $0   $280,027
Net unrealized appreciation (depreciation) of investments                           0               37,067           0     37,067
Accumulated net realized gain on investments                                        0                  885           0        885
     Total Net Assets                                                              $0             $317,979          $0   $317,979
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               26,876           0     26,876
NET ASSET VALUE PER SHARE                                                       $0.00               $11.26       $0.00     $11.26
OFFERING PRICE PER SHARE                                                        $0.00               $11.26       $0.00     $11.26
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.26       $0.00     $11.26

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                1,256           0      1,256
NET ASSET VALUE PER SHARE                                                       $0.00               $11.25       $0.00     $11.25
OFFERING PRICE PER SHARE*                                                       $0.00               $11.94       $0.00     $11.94
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.25       $0.00     $11.25

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.22       $0.00     $11.22
OFFERING PRICE PER SHARE                                                        $0.00               $11.22       $0.00     $11.22
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.22       $0.00     $11.22


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $302,690          $0   $302,690




 FEDERATED MDT MID CAP GROWTH FUND
 MDT MID CAP GROWTH FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME

                       FEDERATED MDT MID CAP GROWTH FUND
                            MDT MID CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Mid Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Mid Cap Growth Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Mid Cap Growth Fund and MDT Mid Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Mid Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Mid Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund. Under generally accepted accounting principles, MDT Mid Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Mid Cap Growth Fund paid and Federated MDT Mid Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 0.90% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Mid Cap Growth Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Mid Cap Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Mid Cap Growth Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Mid Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Mid Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT MID CAP GROWTH FUND
MDT MID CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)




                                                                                                                          FEDERATED
                                                                          FEDERATED MDT           MDT                        MDT
                                                                             MID CAP            MID CAP    PRO FORMA      PRO FORMA
                                                                           GROWTH FUND            GROWTH   ADJUSTMENT     COMBINED
                                                                                                   FUND
INVESTMENT INCOME:
Dividends                                                                                   $0      $839           $0          $839
Interest                                                                                     0       207            0           207
TOTAL INVESTMENT INCOME:                                                                     0     1,046            0         1,046
EXPENSES:
Investment advisory fee                                                                      0       973            0 (a)       973
Administrative personnel and services fee                                                    0       284      115,661 (b)   115,945
Custodian fees                                                                               0     3,290       12,710 (c)    16,000
Professional fees                                                                            0     3,496      (3,496) (d)         0
Shareholder servicing and accounting                                                         0       684        (684) (e)         0
Transfer and dividend disbursing agent fees and expenses                                     0         0       27,850 (f)    27,850
Directors'/Trustees' fees                                                                    0     1,327        (577) (g)       750
Audit fees                                                                                   0         0        7,250 (h)     7,250
Legal fees                                                                                   0         0        4,500 (i)     4,500
Portfolio accounting fees                                                                    0         0       32,500 (j)    32,500
Distribution services fee - Class A Shares                                                   0         9          (9) (k)         0
Distribution services fee - Class C Shares                                                   0         4          (1) (k)         3
Shareholder services fee- Class A Shares                                                     0         0            9 (l)         9
Shareholder services fee- Class A Shares                                                     0         0            1 (l)         1
Share registration costs                                                                     0    18,015        (715) (m)    17,300
Printing and postage                                                                         0       338        9,512 (n)     9,850
Other                                                                                        0       170        (170) (o)         0
Insurance premiums                                                                           0         0        3,650 (p)     3,650
Miscellaneous                                                                                0         0        1,800 (q)     1,800
     TOTAL EXPENSES                                                                          0    28,590      209,791       238,381
WAIVERS--
   Waiver of investment adviser fee                                                          0         0        (973) (r)     (973)
   Waiver of administrative personnel and services fee                                       0         0     (22,685) (s)  (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                    0  (26,631)       26,631 (t)         0
  Reimbursement of other operating expenses                                                  0         0    (213,363) (u) (213,363)
TOTAL WAIVERS AND REIMBURSEMENTS                                                             0  (26,631)    (210,390)     (237,021)
NET EXPENSES                                                                                 0     1,959        (599)         1,360
     NET INVESTMENT INCOME(LOSS)                                                            $0    ($913)         $599        ($314)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                             0     1,798            0         1,798
Net change in unrealized appreciation (depreciation) of                                           37,067            0        37,067
investments                                                                                  0
     Net realized and unrealized gain on investments                                         0    38,865            0        38,865
          Change in net assets resulting from operations                                    $0   $37,952         $599       $38,551



(See Notes to Pro Forma Financial Statements)




                       FEDERATED MDT MID CAP GROWTH FUND
                            MDT MID CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Mid Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Mid Cap Growth Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Mid Cap Growth Fund and MDT Mid Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Mid Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Mid Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund. Under generally accepted accounting principles, MDT Mid Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Mid Cap Growth Fund paid and Federated MDT Mid Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 0.90% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Mid Cap Growth Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Mid Cap Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 1,256 Class A Shares, 100 Class C Shares and 26,876 Institutional Shares, respectively, of the Federated MDT Mid Cap Growth Fund in exchange for 1,256 Class A Shares, 100 Class C Shares and 26,876 Institutional Shares of the MDT Mid Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Mid Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.90% of the average daily net assets of the Federated MDT Mid Cap Growth Fund, a series of Federated MDT Series . MDTA Advisers serves as investment adviser to the MDT Mid Cap Growth Fund and receives for its services an annual investment advisory fee equal to 0.90% of the average daily net assets of the MDT Mid Cap Growth Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 2.05%, 2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Mid Cap Growth Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Mid Cap Growth Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Mid Cap Growth Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Mid Cap Growth Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Mid Cap Growth Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Mid Cap Growth Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Mid Cap Growth Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(v)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u) Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Core Fund and MDT Small Cap Core Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Small Cap Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund. Under generally accepted accounting principles, MDT Small Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT SMALL CAP CORE FUND
MDT SMALL CAP CORE FUND
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                    FEDERATED                                                                   FEDERATED
    FEDERATED MDT          MDT         MDT                                                 FEDERATED     MDT       MDT
                                                                                              MDT
      SMALL CAP         SMALL CAP      PRO                                                 SMALL CAP  SMALL CAP    PRO
                                      FORMA                                                                       FORMA
      CORE FUND         CORE FUND    COMBINED                                              CORE FUND  CORE FUND  COMBINED

              SHARES                                                                         VALUE
 COMMON STOCKS - 99.97%
AEROSPACE & DEFENSE - 1.55%
          0                25          25     AAR CORP.*                                       0            596       596
          0                49          49     Armor Holdings, Inc.*                            0          2,336     2,336
          0                23          23     Teledyne Technologies Incorporated*              0            752       752
          0                22          22     United Industrial Corporation                    0            999       999
                                                                                               0          4,683     4,683
AUTO COMPONENTS - 0.95%
          0                31          31     Drew Industries Incorporated*                    0          1,167     1,167
          0                77          77     Tenneco Inc.*                                    0          1,690     1,690
                                                                                               0          2,857     2,857
BIOTECHNOLOGY - 0.65%
          0                26          26     Alkermes, Inc.*                                  0            633       633
          0                22          22     Neurocrine Biosciences, Inc.*                    0          1,337     1,337
                                                                                               0          1,970     1,970
CAPITAL MARKETS - 2.11%
          0                66          66     Investment Technology Group, Inc.*               0          2,969     2,969
          0                112         112    LaBranche & Co. Inc.*                            0          1,282     1,282
          0                72          72     optionsXpress Holdings Inc.                      0          2,102     2,102
                                                                                               0          6,353     6,353
CHEMICALS - 1.51%
          0                53          53     A. Schulman, Inc.                                0          1,306     1,306
          0                47          47     FMC Corporation*                                 0          2,652     2,652
          0                51          51     Hecules Incorporated*                            0            597       597
                                                                                               0          4,555     4,555
COMMERCIAL BANKS - 5.72%
          0                21          21     AMCORE Financial, Inc.                           0            637       637
          0                24          24     Capitol Bancorp Ltd.*                            0          1,065     1,065
          0                24          24     Cascade Bancorp                                  0            624       624
          0                20          20     Chemical Financial Corporation                   0            629       629
          0                32          32     Chittenden Corporation                           0            908       908
          0                35          35     Citizens Banking Corporation                     0            974       974
          0                24          24     Community Bank System, Inc.                      0            558       558
          0                58          58     Irwin Financial Corporation                      0          1,242     1,242
          0                33          33     National Penn Bancshares, Inc.                   0            752       752
          0                70          70     Provident Bankshares Corporation                 0          2,571     2,571
          0                108         108    Republic Bancorp Inc.                            0          1,399     1,399
          0                31          31     Steling Bancorp                                  0            718       718
          0                98          98     Sterling Bancshares, Inc.                        0          1,641     1,641
          0                71          71     Susquehanna Bancshares, Inc.                     0          1,714     1,714
          0                48          48     United Bankshares, Inc.                          0          1,789     1,789
                                                                                               0         17,221    17,221
COMMERCIAL SERVICES & SUPPLIES -
4.82%
          0                40          40     Administaff, Inc.                                0          1,722     1,722
          0                94          94     American Reprographics Company*                  0          2,566     2,566
          0                36          36     Bowne & Co., Inc.                                0            542       542
          0                126         126    Brady Corporation - Class A                      0          5,011     5,011
          0                40          40     Ennis Inc.                                       0            770       770
          0                23          23     John H. Harland Company                          0            859       859
          0                20          20     Mobile Mini, Inc.*                               0            994       994
          0                50          50     Spherion Corporation*                            0            560       560
          0                 7           7     Strayer Education, Inc.                          0            620       620
          0                20          20     Vertrue Incorporated*                            0            865       865
                                                                                               0         14,509    14,509
COMMUNICATIONS EQUIPMENT - 2.08%
          0                75          75     Belden CDT Inc.                                  0          2,033     2,033
          0                120         120    CommScope, Inc.*                                 0          2,653     2,653
          0                109         109    Powerwave Technologies, Inc.*                    0          1,592     1,592
                                                                                               0          6,278     6,278
COMPUTERS & PERIPHERALS - 3.57%
          0                85          85     Komag, Incorporated*                             0          4,000     4,000
          0                131         131    Palm, Inc.*                                      0          5,172     5,172
          0                57          57     Synaptics Incorporated*                          0          1,569     1,569
                                                                                               0         10,741    10,741
CONSTRUCTION & ENGINEERING - 1.18%
          0                 8           8     EMCOR Group, Inc.*                               0            656       656
          0                56          56     McDermott International, Inc.*                   0          2,912     2,912
                                                                                               0          3,568     3,568
CONSTRUCTION MATERIALS - 1.14%
          0                21          21     Eagle Materials Inc.                             0          3,421     3,421
CONSUMER FINANCE - 1.26%
          0                50          50     Advanta Corp. - Class B                          0          1,730     1,730
          0                18          18     ASTA Funding, Inc.                               0            552       552
          0                37          37     Nelnet, Inc. - Class A*                          0          1,521     1,521
                                                                                               0          3,803     3,803
CONTAINERS & PACKAGING - 0.46%
          0                37          37     Silgan Holdings Inc.                             0          1,401     1,401
CRUDE PETROLEUM AND NATURAL GAS -
0.18%
          0                14          14     Bill Barrett Corporation*                        0            538       538
DISTRIBUTORS - 1.33%
          0                90          90     Brightpoint, Inc.*                               0          2,033     2,033
          0                25          25     Building Materials Holding Corporation           0          1,979     1,979
                                                                                               0          4,012     4,012
DIVERSIFIED CONSUMER SERVICES -
0.58%
          0                61          61     Escala Group, Inc.*                              0          1,753     1,753
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.47%
          0                19          19     Commonwealth Telephone Enterprises, Inc.         0            634       634
          0                28          28     SureWest Communications                          0            784       784
                                                                                               0          1,418     1,418
ELECTRICAL EQUIPMENT - 1.13%
          0                20          20     The Lamson & Sessions Co.*                       0            610       610
          0                30          30     Woodward Governor Company                        0          2,807     2,807
                                                                                               0          3,417     3,417
ELECTRONIC EQUIPMENT & INSTRUMENTS
- 4.60%
          0                56          56     Aeroflex Incorporated*                           0            677       677
          0                71          71     Agilysys, Inc.                                   0          1,505     1,505
          0                29          29     Metrologic Instruments, Inc.*                    0            620       620
          0                64          64     Multi-Fineline Electronix, Inc.*                 0          3,441     3,441
          0                39          39     Park Electrochemical Corp.                       0          1,103     1,103
          0                131         131    Plexus Corporation*                              0          3,709     3,709
          0                26          26     Rofin-Sinar Technologies, Inc.*                  0          1,241     1,241
          0                33          33     Rogers Corporation*                              0          1,555     1,555
                                                                                               0         13,851    13,851
ENERGY EQUIPMENT & SERVICES - 9.11%
          0                26          26     Cal Dive International, Inc.*                    0          1,091     1,091
          0                19          19     GulfMark Offshore, Inc.*                         0            622       622
          0                35          35     Helmerich & Payne, Inc.                          0          2,743     2,743
          0                31          31     Maverick Tube Corporation*                       0          1,483     1,483
          0                13          13     NS Group, Inc.*                                  0            588       588
          0                29          29     Oceaneering International, Inc.*                 0          1,723     1,723
          0                125         125    Oil States International, Inc.*                  0          5,113     5,113
          0                93          93     RPC, Inc.                                        0          3,077     3,077
          0                56          56     Superior Energy Services, Inc.*                  0          1,520     1,520
          0                47          47     TETRA Technologies, Inc.*                        0          1,865     1,865
          0                58          58     Todco - Class A                                  0          2,587     2,587
          0                51          51     Unit Corporation*                                0          3,045     3,045
          0                14          14     Veritas DGC Inc.*                                0            631       631
          0                28          28     W-H Energy Services, Inc.*                       0          1,352     1,352
                                                                                               0         27,440    27,440
FOOD STAPLES & RETAILING - 1.04%
          0                22          22     Casey's General Stores, Inc.                     0            560       560
          0                111         111    Ruddick Corporation                              0          2,565     2,565
                                                                                               0          3,125     3,125
FOOD PRODUCTS - 0.82%
          0                50          50     Chiquita Brands International, Inc.              0            905       905
          0                29          29     Flowers Foods, Inc.                              0            798       798
          0                27          27     Sanderson Farms, Inc.                            0            756       756
                                                                                               0          2,459     2,459
HEALTH CARE EQUIPMENT & SUPPLIES -
0.78%
          0                30          30     Abaxis, Inc.*                                    0            597       597
          0                30          30     Greatbatch, Inc.*                                0            781       781
          0                39          39     Thoratec Corporation*                            0            987       987
                                                                                               0          2,365     2,365
HEALTH CARE PROVIDERS & SERVICES -
0.57%
          0                37          37     Per-Se Technologies, Inc.*                       0            920       920
          0                44          44     The TriZetto Group, Inc.*                        0            808       808
                                                                                               0          1,728     1,728
HOBBY, TOY, AND GAME SHOPS - 0.24%
          0                22          22     Build-A-Bear-Workshop, Inc.*                     0            712       712
HOTELS RESTAURANTS & LEISURE -
0.78%
          0                43          43     Bob Evans Farms, Inc.                            0          1,148     1,148
          0                42          42     Pinnacle Entertainment, Inc.*                    0          1,211     1,211
                                                                                               0          2,359     2,359
HOUSEHOLD DURABLES - 2.86%
          0                18          18     Beazer Homes USA, Inc.                           0          1,311     1,311
          0                18          18     Ethan Allen Interiors Inc.                       0            765       765
          0                 1           1     Orleans Homebuilders, Inc.                       0             17        17
          0                37          37     The Ryland Group, Inc.                           0          2,678     2,678
          0                24          24     WCI Communities, Inc.*                           0            661       661
          0                14          14     William Lyon Homes, Inc.*                        0          1,438     1,438
          0                69          69     The Yankee Candle Company, Inc.                  0          1,732     1,732
                                                                                               0          8,602     8,602
INFORMATION RETRIEVAL SERVICES -
0.16%
          0                13          13     Bankrate, Inc.*                                  0            494       494
INSURANCE - 5.20%
          0                 7           7     American Physicians Capital, Inc.*               0            342       342
          0                33          33     AmerUs Group Co.                                 0          2,025     2,025
          0                10          10     Delphi Financial Group, Inc.                     0            477       477
          0                22          22     Harleysville Group Inc.                          0            606       606
          0                54          54     Horace Mann Educators Corporation                0          1,058     1,058
          0                15          15     Infinity Property & Casualty Corporation         0            579       579
          0                33          33     LandAmerica Financial Group, Inc.                0          2,177     2,177
          0                59          59     Ohio Casualty Corporation                        0          1,778     1,778
          0                10          10     RLI Corporation                                  0            547       547
          0                17          17     Safety Insurance Group, Inc.                     0            682       682
          0                35          35     Selective Insurance Group, Inc.                  0          2,030     2,030
          0                32          32     State Auto Financial Corporation                 0          1,231     1,231
          0                40          40     Stewart Information Services Corporation         0          2,138     2,138
                                                                                               0         15,670    15,670
INTERNET & CATALOG RETAIL - 1.40%
          0                111         111    Coldwater Creek Inc.*                            0          2,264     2,264
          0                54          54     Priceline.com Incorporated*                      0          1,191     1,191
          0                27          27     Stamps.com Inc.*                                 0            770       770
                                                                                               0          4,225     4,225
INTERNET SOFTWARE & SERVICES -
1.68%
          0                54          54     aQuantive, Inc.*                                 0          1,405     1,405
          0                25          25     j2 Global Communications, Inc.*                  0          1,194     1,194
          0                54          54     United Online, Inc.                              0            738       738
          0                26          26     Websense, Inc.*                                  0          1,714     1,714
                                                                                               0          5,051     5,051
IT SERVICES - 1.93%
          0                72          72     CSG Systems International, Inc.*                 0          1,640     1,640
          0                23          23     Intrado Inc.*                                    0            585       585
          0                45          45     Sykes Enterprises, Incorporated*                 0            585       585
          0                118         118    VeriFone Holdings, Inc.*                         0          3,011     3,011
                                                                                               0          5,821     5,821
MACHINERY - 2.70%
          0                25          25     Astec Industries, Inc.*                          0            961       961
          0                 4           4     Cascade Corporation                              0            204       204
          0                27          27     Lincoln Electric Holdings, Inc.                  0          1,202     1,202
          0                17          17     The Middleby Corporation*                        0          1,606     1,606
          0                26          26     Mueller Industries, Inc.                         0            755       755
          0                21          21     Reliance Steel & Aluminum Co.                    0          1,670     1,670
          0                32          32     Tennant Company                                  0          1,734     1,734
                                                                                               0          8,132     8,132
MEDIA - 0.72%
          0                35          35     Journal Register Company                         0            497       497
          0                35          35     Media General, Inc. - Class A                    0          1,675     1,675
                                                                                               0          2,172     2,172
METALS & MINING - 4.56%
          0                84          84     AMCOL International Corporation                  0          2,266     2,266
          0                16          16     Carpenter Technology Corporation                 0          1,449     1,449
          0                25          25     Cleveland-Cliffs Inc.                            0          2,696     2,696
          0                95          95     Commercial Metals Company                        0          4,496     4,496
          0                19          19     Oregon Steel Mills, Inc.*                        0            782       782
          0                15          15     Quanex Corporation                               0            932       932
          0                14          14     Schnitzer Steel Industries, Inc. - Class A       0            468       468
          0                31          31     Worthington Industries, Inc.                     0            640       640
                                                                                               0         13,729    13,729
MORTGAGE BANKERS AND LOAN
CORRESPONDENTS - 0.22%
          0                23          23     PHH Corporation*                                 0            663       663
OIL & GAS - 6.69%
          0                43          43     Atlas America, Inc.*                             0          3,021     3,021
          0                24          24     Berry Petroleum Company                          0          1,907     1,907
          0                49          49     Cabot Oil & Gas Corporation                      0          2,527     2,527
          0                20          20     Denbury Resources Inc.*                          0            595       595
          0                45          45     Encore Acquisition Company*                      0          1,627     1,627
          0                43          43     Frontier Oil Corporation                         0          2,038     2,038
          0                41          41     Holly Corporation                                0          3,018     3,018
          0                35          35     KCS Energy, Inc.*                                0          1,016     1,016
          0                54          54     St. Mary Land & Exploration Company              0          2,356     2,356
          0                29          29     Stone Energy Corporation*                        0          1,450     1,450
          0                12          12     Swift Energy Company*                            0            593       593
                                                                                               0         20,148    20,148
PERSONAL PRODUCTS - 0.22%
          0                20          20     Parlux Fragrances, Inc.*                         0            669       669
PHARMACEUTICALS - 0.21%
          0                19          19     Alpharma Inc. - Class A                          0            636       636
PREPACKAGED SOFTWARE - 0.92%
          0                184         184    Foundry Networks, Inc.*                          0          2,765     2,765
ROAD & RAIL - 1.91%
          0                17          17     AMERCO*                                          0          1,377     1,377
          0                43          43     Arkansas Best Corporation                        0          1,841     1,841
          0                89          89     Old Dominion Freight Line, Inc.*                 0          2,540     2,540
                                                                                               0          5,758     5,758
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 2.38%
          0                47          47     Cohu, Inc.                                       0          1,332     1,332
          0                98          98     Micrel, Incorporated*                            0          1,202     1,202
          0                34          34     Microsemi Corporation*                           0          1,035     1,035
          0                22          22     Netlogic Microsystems Inc.*                      0            799       799
          0                63          63     OmniVision Technologies, Inc.*                   0          1,590     1,590
          0                41          41     PortalPlayer Inc.*                               0          1,209     1,209
                                                                                               0          7,167     7,167
SOFTWARE - 0.86%
          0                14          14     Ansoft Corporation*                              0            492       492
          0                95          95     Informatica Corporation*                         0          1,398     1,398
          0                 8           8     Quality Systems, Inc.                            0            708       708
                                                                                               0          2,598     2,598
SPECIALTY RETAIL - 7.49%
          0                161         161    Aeropostale, Inc.*                               0          4,867     4,867
          0                41          41     The Cato Corporation - Class A                   0            885       885
          0                11          11     The Children's Place Retail Stores, Inc.*        0            482       482
          0                96          96     The Dress Barn, Inc.*                            0          4,429     4,429
          0                98          98     Guess?, Inc.*                                    0          4,158     4,158
          0                42          42     The Gymboree Corporation*                        0          1,035     1,035
          0                18          18     Hibbett Sporting Goods, Inc.*                    0            552       552
          0                23          23     Pacific Sunwear of California, Inc.*             0            564       564
          0                12          12     The Pantry, Inc.*                                0            657       657
          0                28          28     Payless ShoeSource, Inc.*                        0            682       682
          0                60          60     Select Comfort Corporation*                      0          1,656     1,656
          0                31          31     United Auto Group, Inc.                          0          1,187     1,187
          0                29          29     Zumiez Inc.*                                     0          1,402     1,402
                                                                                               0         22,556    22,556
TELEPHONE COMMUNICATIONS, EXCEPT
RADIOTELEPHONE - 0.17%
          0                44          44     Valor Communications Group, Inc.                 0            519       519
TEXTILES, APPAREL & LUXURY GOODS -
2.80%
          0                18          18     Brown Shoe Company, Inc.                         0            810       810
          0                44          44     Carter's, Inc.*                                  0          2,992     2,992
          0                68          68     Kellwood Company                                 0          1,646     1,646
          0                28          28     Oxford Industries, Inc.                          0          1,272     1,272
          0                19          19     Steven Madden, Ltd.                              0            578       578
          0                46          46     The Warnaco Group, Inc.*                         0          1,142     1,142
                                                                                               0          8,440     8,440
THRIFTS & MORTGAGE FINANCE - 4.48%
          0                19          19     Anchor BanCorp Wisconsin, Inc.                   0            592       592
          0                82          82     BankUnited Financial Corporation - Class A       0          2,304     2,304
          0                43          43     Corus Bankshares, Inc.                           0          2,761     2,761
          0                47          47     FirstFed Financial Corp.*                        0          2,947     2,947
          0                71          71     MAF Bancorp, Inc.                                0          3,052     3,052
          0                19          19     PFF Bancorp, Inc.                                0            601       601
          0                38          38     TierOne Corporation*                             0          1,236     1,236
                                                                                               0         13,493    13,493
TRADING COMPANIES & DISTRIBUTORS -
1.55%
          0                47          47     MSC Industrial Direct Co., Inc. - Class A        0          2,112     2,112
          0                36          36     Watsco, Inc.                                     0          2,546     2,546
                                                                                               0          4,658     4,658
WIRELESS TELECOMMUNICATION SERVICES
- 0.23%
          0                29          29     Syniverse Holdings Inc.*                         0            696       696
                                              TOTAL COMMON STOCKS (COST $270,419)              0        301,199   301,199
SHORT TERM INVESTMENTS - 3.17%
MONEY MARKET MUTUAL FUNDS - 3.17%
          0               9,540       9,540   SEI Daily Income Trust Government Fund -         0          9,540     9,540
                                              Class B
                                              TOTAL SHORT TERM INVESTMENTS (COST $9,540)       0          9,540     9,540
                                              TOTAL INVESTMENTS (IDENTIFIED COST $279,959)     0        310,739   310,739
                                              - 103.14%
                                              OTHER ASSETS AND LIABILITIES - (3.14)%           0        (9,459)   (9,459)
                                              TOTAL NET ASSETS - 100%                          0       $301,280  $301,280



Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

* Non Income Producing








FEDERATED MDT SMALL CAP CORE FUND
MDT SMALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          SMALL CAP         SMALL CAP       PRO FORMA   PROFORMA
                                                                          CORE FUND         CORE FUND       ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $310,739          $0   $310,739
Income receivable                                                                   0                   66           0         66
Receivable for investments sold                                                     0               16,095           0     16,095
Receivable for shares sold                                                          0               17,500           0     17,500
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              369,021           0    369,021
LIABILITIES:
Payable for investments purchased                                                   0               17,217           0     17,217
Payable for custodian fees                                                          0                5,982           0      5,982
Payable for investment advisory fee                                                 0               38,109           0     38,109
Payable for distribution services fee                                               0                   29           0         29
Accrued expenses                                                                    0                6,404           0      6,404
     Total liabilities                                                              0               67,741           0     67,741
NET ASSETS                                                                         $0             $301,280          $0   $301,280
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $265,681          $0   $265,681
Net unrealized appreciation (depreciation) of investments                           0               30,780           0     30,780
Accumulated net realized gain on investments                                        0                4,819           0      4,819
     Total Net Assets                                                              $0             $301,280          $0   $301,280
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               16,773           0     16,773
NET ASSET VALUE PER SHARE                                                       $0.00               $11.75       $0.00     $11.75
OFFERING PRICE PER SHARE                                                        $0.00               $11.75       $0.00     $11.75
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.75       $0.00     $11.75

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                6,154           0      6,154
NET ASSET VALUE PER SHARE                                                       $0.00               $11.73       $0.00     $11.73
OFFERING PRICE PER SHARE*                                                       $0.00               $12.45       $0.00     $12.45
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.73       $0.00     $11.73

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                2,731           0      2,731
NET ASSET VALUE PER SHARE                                                       $0.00               $11.71       $0.00     $11.71
OFFERING PRICE PER SHARE                                                        $0.00               $11.71       $0.00     $11.71
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.71       $0.00     $11.71


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $279,959          $0   $279,959




 FEDERATED MDT SMALL CAP CORE FUND
 MDT SMALL CAP CORE FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME

                       FEDERATED MDT SMALL CAP CORE FUND
                            MDT SMALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Core Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Core Fund and MDT Small Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Core Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund. Under generally accepted accounting principles, MDT Small Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Core Fund paid and Federated MDT Small Cap Core Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Small Cap Core Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Small Cap Core Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Small Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Small Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT SMALL CAP CORE FUND
MDT SMALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)




                                                                                                              FEDERATED
                                                                     FEDERATED MDT     MDT                       MDT
                                                                       SMALL CAP    SMALL CAP  PRO FORMA      PRO FORMA
                                                                       CORE FUND    CORE FUND  ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0       $566          $0          $566
Interest                                                                         0        170           0           170
TOTAL INVESTMENT INCOME:                                                         0        736           0           736
EXPENSES:
Investment advisory fee                                                          0        901        (72) (a)       829
Administrative personnel and services fee                                        0        234     115,711 (b)   115,945
Custodian fees                                                                   0      4,490      11,510 (c)    16,000
Professional fees                                                                0      3,496     (3,496) (d)         0
Shareholder servicing and accounting                                             0        590       (590) (e)         0
Transfer and dividend disbursing agent fees and expenses                         0          0      27,850 (f)    27,850
Directors'/Trustees' fees                                                        0      1,327       (577) (g)       750
Audit fees                                                                       0          0       7,250 (h)     7,250
Legal fees                                                                       0          0       4,500 (i)     4,500
Portfolio accounting fees                                                        0          0      32,500 (j)    32,500
Distribution services fee - Class A Shares                                       0         14        (14) (k)         0
Distribution services fee - Class C Shares                                       0         15         (4) (k)        11
Shareholder services fees- Class A Shares                                        0          0          14 (l)        14
Shareholder services fees- Class A Shares                                        0          0           4 (l)         4
Share registration costs                                                         0     18,015       (715) (m)    17,300
Printing and postage                                                             0        388       9,462 (n)     9,850
Other                                                                            0        145       (145) (o)         0
Insurance premiums                                                               0          0       3,650 (p)     3,650
Miscellaneous                                                                    0          0       1,800 (q)     1,800
     TOTAL EXPENSES                                                              0     29,615     208,638       238,253
WAVERS--
   Waiver of investment adviser fee                                              0          0       (829) (r)     (829)
   Waiver of administrative personnel and services fee                           0          0    (22,685) (s)  (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0   (28,289)      28,289 (t)         0
  Reimbursement of other operating expenses                                      0          0   (213,634) (u) (213,634)
TOTAL WAIVERS AND  REIMBURSEMENTS                                                0   (28,289)   (208,859)     (237,148)
NET EXPENSES                                                                     0      1,326       (221)         1,105
     NET INVESTMENT INCOME(LOSS)                                                $0     ($590)        $221        ($369)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 0      4,819           0         4,819
Net change in unrealized appreciation (depreciation) of investments              0     30,780           0        30,780
     Net realized and unrealized gain on investments                             0     35,599           0        35,599
          Change in net assets resulting from operations                        $0    $35,009        $221       $35,230



(See Notes to Pro Forma Financial Statements)




                       FEDERATED MDT SMALL CAP CORE FUND
                            MDT SMALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Core Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Core Fund and MDT Small Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Core Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Core Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund. Under generally accepted accounting principles, MDT Small Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Core Fund paid and Federated MDT Small Cap Core Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Small Cap Core Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 6,154 Class A Shares, 2,731Class C Shares and 16,773 Institutional Shares, respectively, of the Federated MDT Small Cap Core Fund in exchange for 6,154 Class A Shares, 2,731 Class C Shares and 16,773 Institutional Shares of the MDT Small Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Small Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 1.15% of the average daily net assets of the Federated MDT Small Cap Core Fund, a series of Federated MDT Series. MDTA Advisers serves as investment adviser to the MDT Small Cap Core Fund and receives for its services an annual investment advisory fee equal to 1.25% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 2.05%, 2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Adjustment to reflect Federated MDT Small Cap Core Fund fees on Federated MDT Proforma Combined assets.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Small Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Small Cap Core Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Small Cap Core Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Small Cap Core Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Small Cap Core Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Small Cap Core Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Small Cap Core Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(w)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u) Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Growth Fund and MDT Small Cap Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Small Cap Growth Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund. Under generally accepted accounting principles, MDT Small Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT SMALL CAP GROWTH FUND
MDT SMALL CAP GROWTH FUND
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                    FEDERATED                                                                   FEDERATED
   FEDERATED MDT          MDT          MDT                                                 FEDERATED     MDT       MDT
                                                                                              MDT
     SMALL CAP         SMALL CAP       PRO                                                 SMALL CAP  SMALL CAP    PRO
                                      FORMA                                                                       FORMA
    GROWTH FUND       GROWTH FUND    COMBINED                                                GROWTH    GROWTH    COMBINED
                                                                                              FUND      FUND

              SHARES                                                                         VALUE
 COMMON STOCKS - 106.99%
AEROSPACE & DEFENSE - 1.56%
         0                28           28     AAR CORP.*                                       0            667       667
         0                72           72     Teledyne Technologies Incorporated*              0          2,353     2,353
         0                14           14     United Industrial Corporation                    0            636       636
                                                                                               0          3,656     3,656
AIR FREIGHT & LOGISTICS - 1.36%
         0                51           51     Forward Air Corporation                          0          1,989     1,989
         0                28           28     Hub Group, Inc.*                                 0          1,186     1,186
                                                                                               0          3,175     3,175
AIRLINES - 0.36%
         0                49           49     AirTran Holdings, Inc.*                          0            830       830
AUTO COMPONENTS - 0.48%
         0                30           30     Drew Industries Incorporated*                    0          1,130     1,130
BIOTECHNOLOGY - 3.47%
         0                96           96     Alkermes, Inc.*                                  0          2,336     2,336
         0                60           60     ICOS Corporation*                                0          1,491     1,491
         0                45           45     Neurocrine Biosciences, Inc.*                    0          2,735     2,735
         0                24           24     United Therapeutics Corporation*                 0          1,552     1,552
                                                                                               0          8,114     8,114
BUILDING PRODUCTS - 0.56%
         0                37           37     Apogee Enterprises, Inc.                         0            683       683
         0                18           18     ElkCorp                                          0            633       633
                                                                                               0          1,316     1,316
CAPITAL MARKETS - 5.02%
         0                15           15     BlackRock, Inc.                                  0          1,992     1,992
         0                51           51     GFI Group Inc.*                                  0          2,784     2,784
         0                63           63     Greenhill & Co., Inc.                            0          3,602     3,602
         0                115          115    optionsXpress Holdings Inc.                      0          3,358     3,358
                                                                                               0         11,736    11,736
COMMERCIAL BANKS - 2.04%
         0                25           25     Cascade Bancorp                                  0            650       650
         0                54           54     First BanCorp.                                   0            690       690
         0                35           35     Pacific Capital Bancorp                          0          1,288     1,288
         0                51           51     Texas Regional Bancshares, Inc. - Class A        0          1,570     1,570
         0                33           33     Wilshire Bancorp, Inc.                           0            582       582
                                                                                               0          4,780     4,780
COMMERCIAL SERVICES & SUPPLIES -
4.99%
         0                52           52     Administaff, Inc.                                0          2,238     2,238
         0                78           78     American Reprographics Company*                  0          2,130     2,130
         0                36           36     Gevity HR, Inc.                                  0            988       988
         0                15           15     Heidrick & Struggles International, Inc.*        0            503       503
         0                55           55     John H. Harland Company                          0          2,053     2,053
         0                28           28     Mobile Mini, Inc.*                               0          1,392     1,392
         0                34           34     Portfolio Recovery Associates, Inc.*             0          1,675     1,675
         0                62           62     Spherion Corporation*                            0            694       694
                                                                                               0         11,673    11,673
COMMUNICATIONS EQUIPMENT - 0.90%
         0                40           40     Avocent Corporation*                             0          1,331     1,331
         0                30           30     InterDigital Communications Corporation*         0            775       775
                                                                                               0          2,106     2,106
COMPUTERS & PERIPHERALS - 2.13%
         0                60           60     Komag, Incorporated*                             0          2,824     2,824
         0                26           26     Neoware Inc.*                                    0            706       706
         0                53           53     Synaptics Incorporated*                          0          1,458     1,458
                                                                                               0          4,988     4,988
CONSTRUCTION & ENGINEERING - 0.28%
         0                24           24     Perini Corporation*                              0            661       661
CONSTRUCTION MATERIALS - 1.46%
         0                21           21     Eagle Materials Inc.                             0          3,421     3,421
CONSUMER FINANCE - 1.02%
         0                 9            9     ASTA Funding, Inc.                               0            276       276
         0                51           51     Nelnet, Inc. - Class A*                          0          2,096     2,096
                                                                                               0          2,372     2,372
CONTAINERS & PACKAGING - 1.46%
         0                45           45     Crown Holdings, Inc.*                            0            842       842
         0                68           68     Silgan Holdings Inc.                             0          2,574     2,574
                                                                                               0          3,416     3,416
DISTRIBUTORS - 2.48%
         0                17           17     Building Materials Holding Corporation           0          1,346     1,346
         0                93           93     WESCO International, Inc.*                       0          4,457     4,457
                                                                                               0          5,803     5,803
DIVERSIFIED CONSUMER SERVICES -
0.42%
         0                34           34     Escala Group, Inc.*                              0            977       977
DIVERSIFIED FINANCIAL SERVICES -
0.64%
         0                40           40     International Securities Exchange, Inc.*         0          1,486     1,486
EATING PLACES - 0.80%
         0                75           75     Domino's Pizza, Inc.                             0          1,868     1,868
ELECTRICAL EQUIPMENT - 1.05%
         0                51           51     Baldor Electric Company*                         0          1,524     1,524
         0                23           23     Intermagnetics General Corporation*              0            928       928
                                                                                               0          2,452     2,452
ELECTRONIC EQUIPMENT & INSTRUMENTS
- 2.70%
         0                26           26     Global Imaging Systems, Inc.*                    0            919       919
         0                30           30     Metrologic Instruments, Inc.*                    0            642       642
         0                38           38     Multi-Fineline Electronix, Inc.*                 0          2,043     2,043
         0                24           24     Rogers Corporation*                              0          1,131     1,131
         0                27           27     ScanSource, Inc.*                                0          1,588     1,588
                                                                                               0          6,323     6,323
ENERGY EQUIPMENT & SERVICES -
11.28%
         0                 8            8     Atwood Oceanics, Inc.*                           0            777       777
         0                58           58     Cal Dive International, Inc.*                    0          2,435     2,435
         0                40           40     Global Industries, Ltd.*                         0            560       560
         0                62           62     Grey Wolf, Inc.*                                 0            546       546
         0                22           22     GulfMark Offshore, Inc.*                         0            721       721
         0                20           20     Maverick Tube Corporation*                       0            957       957
         0                47           47     Oceaneering International, Inc.*                 0          2,792     2,792
         0                95           95     Oil States International, Inc.*                  0          3,885     3,885
         0                108          108    Superior Energy Services, Inc.*                  0          2,932     2,932
         0                63           63     TETRA Technologies, Inc.*                        0          2,500     2,500
         0                62           62     Todco - Class A                                  0          2,765     2,765
         0                38           38     Unit Corporation*                                0          2,269     2,269
         0                32           32     Veritas DGC Inc.*                                0          1,442     1,442
         0                37           37     W-H Energy Services, Inc.*                       0          1,786     1,786
                                                                                               0         26,367    26,367
FARM SUPPLIES - 0.24%
         0                26           26     UAP Holding Corp.                                0            550       550
HEALTH CARE EQUIPMENT & SUPPLIES -
2.25%
         0                35           35     Abaxis, Inc.*                                    0            697       697
         0                45           45     Greatbatch, Inc.*                                0          1,172     1,172
         0                23           23     ICU Medical, Inc.*                               0            829       829
         0                19           19     Integra LifeSciences Holdings*                   0            741       741
         0                72           72     Thoratec Corporation*                            0          1,822     1,822
                                                                                               0          5,261     5,261
HEALTH CARE PROVIDERS & SERVICES -
1.51%
         0                44           44     Chemed Corporation                               0          2,339     2,339
         0                 7            7     Computer Programs and Systems, Inc.              0            298       298
         0                50           50     PSS World Medical, Inc.*                         0            888       888
                                                                                               0          3,525     3,525
HOBBY, TOY, AND GAME SHOPS - 0.62%
         0                45           45     Build-A-Bear-Workshop, Inc.*                     0          1,456     1,456
HOTELS RESTAURANTS & LEISURE -
1.33%
         0                12           12     Ambassadors Group, Inc.                          0            324       324
         0                42           42     CEC Entertainment Inc.*                          0          1,513     1,513
         0                26           26     Monarch Casino & Resort, Inc.*                   0            703       703
         0                16           16     RC2 Corporation*                                 0            558       558
                                                                                               0          3,098     3,098
HOUSEHOLD DURABLES - 1.52%
         0                45           45     Ethan Allen Interiors Inc.                       0          1,913     1,913
         0                16           16     William Lyon Homes, Inc.*                        0          1,643     1,643
                                                                                               0          3,556     3,556
INFORMATION RETRIEVAL SERVICES -
0.41%
         0                25           25     Bankrate, Inc.*                                  0            950       950
INTERNET & CATALOG RETAIL - 2.47%
         0                165          165    Coldwater Creek Inc.*                            0          3,366     3,366
         0                67           67     Priceline.com Incorporated*                      0          1,477     1,477
         0                33           33     Stamps.com Inc.*                                 0            941       941
                                                                                               0          5,784     5,784
INTERNET SOFTWARE & SERVICES -
4.14%
         0                74           74     aQuantive, Inc.*                                 0          1,925     1,925
         0                69           69     Digital Insight Corporation*                     0          2,475     2,475
         0                53           53     EarthLink, Inc.*                                 0            605       605
         0                30           30     j2 Global Communications, Inc.*                  0          1,433     1,433
         0                35           35     United Online, Inc.                              0            478       478
         0                42           42     Websense, Inc.*                                  0          2,769     2,769
                                                                                               0          9,685     9,685
IT SERVICES - 1.93%
         0                67           67     eFunds Corporation*                              0          1,580     1,580
         0                115          115    VeriFone Holdings, Inc.*                         0          2,935     2,935
                                                                                               0          4,515     4,515
MACHINERY - 4.71%
         0                25           25     A.S.V., Inc.*                                    0            825       825
         0                34           34     Astec Industries, Inc.*                          0          1,307     1,307
         0                17           17     Freightcar America Inc.                          0            976       976
         0                16           16     The Middleby Corporation*                        0          1,512     1,512
         0                58           58     Nordson Corporation                              0          2,635     2,635
         0                38           38     Reliance Steel & Aluminum Co.                    0          3,021     3,021
         0                34           34     Wabash National Corporation                      0            725       725
                                                                                               0         11,001    11,001
MARINE - 1.30%
         0                54           54     Kirby Corporation*                               0          3,031     3,031
METALS & MINING - 3.82%
         0                37           37     Cleveland-Cliffs Inc.                            0          3,990     3,990
         0                32           32     Quanex Corporation                               0          1,988     1,988
         0                39           39     Titanium Metals Corporation*                     0          2,952     2,952
                                                                                               0          8,930     8,930
MULTILINE RETAIL - 0.20%
         0                11           11     Conn's, Inc.*                                    0            478       478
OIL & GAS - 4.86%
         0                36           36     Berry Petroleum Company                          0          2,860     2,860
         0                32           32     Denbury Resources Inc.*                          0            953       953
         0                46           46     Frontier Oil Corporation                         0          2,180     2,180
         0                37           37     Holly Corporation                                0          2,723     2,723
         0                50           50     KCS Energy, Inc.*                                0          1,451     1,451
         0                30           30     W&T Offshore, Inc.*                              0          1,198     1,198
                                                                                               0         11,365    11,365
ROAD & RAIL - 2.86%
         0                35           35     AMERCO*                                          0          2,836     2,836
         0                21           21     Arkansas Best Corporation                        0            899       899
         0                47           47     Knight Transportation, Inc.                      0            956       956
         0                70           70     Old Dominion Freight Line, Inc.*                 0          1,998     1,998
                                                                                               0          6,689     6,689
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 3.54%
         0                44           44     Cymer, Inc.*                                     0          1,986     1,986
         0                121          121    Micrel, Incorporated*                            0          1,485     1,485
         0                58           58     Microsemi Corporation*                           0          1,765     1,765
         0                30           30     Netlogic Microsystems Inc.*                      0          1,090     1,090
         0                43           43     OmniVision Technologies, Inc.*                   0          1,085     1,085
         0                29           29     PortalPlayer Inc.*                               0            855       855
                                                                                               0          8,266     8,266
SOFTWARE - 5.88%
         0                48           48     Advent Software, Inc.*                           0          1,261     1,261
         0                17           17     Ansoft Corporation*                              0            597       597
         0                58           58     ANSYS, Inc.*                                     0          2,544     2,544
         0                124          124    Informatica Corporation*                         0          1,825     1,825
         0                 3            3     MicroStrategy Incorporated*                      0            288       288
         0                22           22     Quality Systems, Inc.                            0          1,947     1,947
         0                22           22     SPSS Inc.*                                       0            709       709
         0                57           57     TALX Corporation                                 0          1,786     1,786
         0                60           60     Transaction Systems Architects, Inc.*            0          1,980     1,980
         0                60           60     Wind River Systems, Inc.*                        0            803       803
                                                                                               0         13,740    13,740
SPECIALTY RETAIL - 7.19%
         0                44           44     Aeropostale, Inc.*                               0          1,330     1,330
         0                33           33     Charlotte Russe Holding Inc.*                    0            541       541
         0                37           37     The Children's Place Retail Stores, Inc.*        0          1,620     1,620
         0                70           70     The Dress Barn, Inc.*                            0          3,230     3,230
         0                39           39     Genesco Inc.*                                    0          1,519     1,519
         0                98           98     Guess?, Inc.*                                    0          4,158     4,158
         0                54           54     Hibbett Sporting Goods, Inc.*                    0          1,655     1,655
         0                28           28     Jos. A. Bank Clothiers, Inc.*                    0          1,436     1,436
         0                24           24     Pacific Sunwear of California, Inc.*             0            588       588
         0                15           15     Zumiez Inc.*                                     0            725       725
                                                                                               0         16,802    16,802
TELEPHONE COMMUNICATIONS, EXCEPT
RADIOTELEPHONE - 0.37%
         0                74           74     Valor Communications Group, Inc.                 0            873       873
TEXTILES, APPAREL & LUXURY GOODS -
3.62%
         0                62           62     Carter's, Inc.*                                  0          4,215     4,215
         0                20           20     K-Swiss Inc.                                     0            633       633
         0                39           39     Oxford Industries, Inc.                          0          1,771     1,771
         0                74           74     The Warnaco Group, Inc.*                         0          1,837     1,837
                                                                                               0          8,456     8,456
THRIFTS & MORTGAGE FINANCE - 0.67%
         0                30           30     Accredited Home Lenders Holding Company*         0          1,576     1,576
TRADING COMPANIES & DISTRIBUTORS -
3.17%
         0                75           75     MSC Industrial Direct Co., Inc. - Class A        0          3,370     3,370
         0                57           57     Watsco, Inc.                                     0          4,032     4,032
                                                                                               0          7,402     7,402
TRANSPORTATION - 0.77%
         0                44           44     EGL, Inc.*                                       0          1,800     1,800
WIRELESS TELECOMMUNICATION SERVICES
- 1.15%
         0                112          112    Syniverse Holdings Inc.*                         0          2,689     2,689
                                              TOTAL COMMON STOCKS (COST $215,399)              0        250,128   250,128
SHORT TERM INVESTMENTS - 2.22%
MONEY MARKET MUTUAL FUNDS - 2.22%
         0               5,199        5,199   SEI Daily Income Trust Government Fund -         0          5,199     5,199
                                              Class B
                                              TOTAL SHORT TERM INVESTMENTS (COST $5,199)       0          5,199     5,199
                                              TOTAL INVESTMENTS (IDENTIFIED COST $220,598)     0        255,327   255,327
                                              - 109.21%
                                              OTHER ASSETS AND LIABILITIES - (9.21)%           0       (21,540)  (21,540)
                                              TOTAL NET ASSETS - 100%                          0       $233,787  $233,787



Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

* Non Income Producing








FEDERATED MDT SMALL CAP GROWTH FUND
MDT SMALL CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          SMALL CAP         SMALL CAP       PRO FORMA   PROFORMA
                                                                         GROWTH FUND       GROWTH FUND      ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $255,327          $0   $255,327
Income receivable                                                                   0                   17           0         17
Receivable for investments sold                                                     0                6,058           0      6,058
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              286,023           0    286,023
LIABILITIES:
Payable for investments purchased                                                   0                5,727           0      5,727
Payable for custodian fees                                                          0                1,656           0      1,656
Payable for investment advisory fee                                                 0               38,360           0     38,360
Payable for distribution services fee                                               0                    5           0          5
Accrued expenses                                                                    0                6,488           0      6,488
     Total liabilities                                                              0               52,236           0     52,236
NET ASSETS                                                                         $0             $233,787          $0   $233,787
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $197,701          $0   $197,701
Net unrealized appreciation (depreciation) of investments                           0               34,729           0     34,729
Accumulated net realized gain on investments                                        0                1,357           0      1,357
     Total Net Assets                                                              $0             $233,787          $0   $233,787
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               19,920           0     19,920
NET ASSET VALUE PER SHARE                                                       $0.00               $11.62       $0.00     $11.62
OFFERING PRICE PER SHARE                                                        $0.00               $11.62       $0.00     $11.62
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.62       $0.00     $11.62

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.61       $0.00     $11.61
OFFERING PRICE PER SHARE*                                                       $0.00               $12.32       $0.00     $12.32
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.61       $0.00     $11.61

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.57       $0.00     $11.57
OFFERING PRICE PER SHARE                                                        $0.00               $11.57       $0.00     $11.57
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.57       $0.00     $11.57


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $220,598          $0   $220,598




 FEDERATED MDT SMALL CAP GROWTH FUND
 MDT SMALL CAP GROWTH FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME

                      FEDERATED MDT SMALL CAP GROWTH FUND
                           MDT SMALL CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Growth Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Growth Fund and MDT Small Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund. Under generally accepted accounting principles, MDT Small Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Growth Fund paid and Federated MDT Small Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Growth Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Small Cap Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Small Cap Growth Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Small Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Small Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT SMALL CAP GROWTH FUND
MDT SMALL CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)




                                                                                                               FEDERATED
                                                                     FEDERATED MDT     MDT                        MDT
                                                                       SMALL CAP    SMALL CAP   PRO FORMA      PRO FORMA
                                                                      GROWTH FUND   GROWTH FUND ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0        $315          $0          $315
Interest                                                                         0         143           0           143
TOTAL INVESTMENT INCOME:                                                         0         458           0           458
EXPENSES:
Investment advisory fee                                                          0         957        (77) (a)       880
Administrative personnel and services fee                                        0         259     115,686 (b)   115,945
Custodian fees                                                                   0       4,190      11,810 (c)    16,000
Professional fees                                                                0       3,496     (3,496) (d)         0
Shareholder servicing and accounting                                             0         606       (606) (e)         0
Transfer and dividend disbursing agent fees and expenses                         0           0      27,850 (f)    27,850
Directors'/Trustees' fees                                                        0       1,302       (552) (g)       750
Audit fees                                                                       0           0       7,250 (h)     7,250   7
Legal fees                                                                       0           0       4,500 (i)     4,500
Portfolio accounting fees                                                        0           0      32,500 (j)    32,500
Distribution services fee - Class A Shares                                       0           1         (1) (k)         0
Distribution services fee - Class C Shares                                       0           4         (1) (k)         3
Shareholder services fee - Class A Shares                                        0           0           1 (l)         1
Shareholder services fee - Class C Shares                                        0           0           3 (l)         3
Share registration costs                                                         0      18,015       (715) (m)    17,300
Printing and postage                                                             0         413       9,437 (n)     9,850
Other                                                                            0         145       (145) (o)         0
Insurance premiums                                                               0           0       3,650 (p)     3,650
Miscellaneous                                                                    0           0       1,800 (q)     1,800
     TOTAL EXPENSES                                                              0      29,388     208,894       238,282
WAIVERS--
   Waiver of investment adviser fee                                              0           0       (880) (r)     (880)
   Waiver of administrative personnel and services fee                           0           0    (22,685) (s)  (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0    (28,005)      28,005 (t)         0
  Reimbursement of other operating expenses                                      0           0   (213,564) (u) (213,564)
TOTAL WAIVERS AND REIMBURSEMENTS                                                 0    (28,005)   (209,124)     (237,129)
NET EXPENSES                                                                     0       1,383       (230)         1,153
     NET INVESTMENT INCOME(LOSS)                                                $0      ($925)        $230        ($695)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 0       2,282           0         2,282
Net change in unrealized appreciation (depreciation) of investments              0      34,729           0        34,729
     Net realized and unrealized gain on investments                             0      37,011           0        37,011
          Change in net assets resulting from operations                        $0     $36,086        $230       $36,316



(See Notes to Pro Forma Financial Statements)




                      FEDERATED MDT SMALL CAP GROWTH FUND
                           MDT SMALL CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Growth Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Growth Fund and MDT Small Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund. Under generally accepted accounting principles, MDT Small Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Growth Fund paid and Federated MDT Small Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Growth Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Small Cap Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 100 Class A Shares, 100 Class C Shares and 19,920 Institutional Shares, respectively, of the Federated MDT Small Cap Growth Fund in exchange for 100 Class A Shares, 100 Class C Shares and 19,920 Institutional Shares of the MDT Small Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Small Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 1.15% of the average daily net assets of the Federated MDT Small Cap Growth Fund, a series of Federated MDT Series. MDTA Advisers serves as investment adviser to the MDT Small Cap Growth Fund and receives for its services an annual investment advisory fee equal to 1.25% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 2.05%, 2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Small Cap Growth Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Small Cap Growth Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Small Cap Growth Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Small Cap Growth Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Small Cap Growth Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Small Cap Growth Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Small Cap Growth Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(x)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u) Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Value Fund and MDT Small Cap Value Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Small Cap Value Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Value Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund. Under generally accepted accounting principles, MDT Small Cap Value Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT SMALL CAP VALUE
FUND
MDT SMALL CAP VALUE FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                FEDERATED                                                                     FEDERATED
  FEDERATED MDT        MDT         MDT                                                   FEDERATED     MDT       MDT
                                                                                            MDT
    SMALL CAP       SMALL CAP      PRO                                                   SMALL CAP  SMALL CAP    PRO
                                  FORMA                                                                         FORMA
   VALUE FUND      VALUE FUND    COMBINED                                                VALUE FUND   VALUE    COMBINED
                                                                                                      FUND

            SHARES                                                                         VALUE
 COMMON STOCKS - 116.72%
AEROSPACE & DEFENSE - 0.42%
        0              23          23     Kaman Corporation                                  0            485       485
CAPITAL MARKETS - 3.52%
        0              82          82     Investment Technology Group, Inc.*                 0          3,688     3,688
        0               8           8     Piper Jaffray Companies, Inc.*                     0            359       359
                                                                                             0          4,047     4,047
COMMERCIAL BANKS - 3.59%
        0               3           3     BancFirst Corporation                              0            249       249
        0              23          23     Citizens Banking Corporation                       0            640       640
        0               8           8     City Holding Company                               0            298       298
        0              14          14     Community Bank System, Inc.                        0            326       326
        0              68          68     First BanCorp.                                     0            869       869
        0               8           8     Park National Corporation                          0            938       938
        0              15          15     Susquehanna Bancshares, Inc.                       0            362       362
        0              15          15     WesBanco, Inc.                                     0            446       446
                                                                                             0          4,128     4,128
COMMERCIAL SERVICES & SUPPLIES
- 4.17%
        0              22          22     Banta Corporation                                  0          1,125     1,125
        0              32          32     Brady Corporation - Class A                        0          1,273     1,273
        0              24          24     Heidrick & Struggles International, Inc.*          0            805       805
        0              61          61     Spherion Corporation*                              0            683       683
        0              77          77     TeleTech Holdings, Inc.*                           0            898       898
                                                                                             0          4,784     4,784
COMMUNICATIONS EQUIPMENT -
6.55%
        0              86          86     Avocent Corporation*                               0          2,861     2,861
        0              91          91     Belden CDT Inc.                                    0          2,466     2,466
        0              83          83     CommScope, Inc.*                                   0          1,835     1,835
        0              20          20     Oplink Communications, Inc.*                       0            357       357
                                                                                             0          7,519     7,519
CONSTRUCTION MATERIALS - 2.55%
        0              18          18     Eagle Materials Inc.                               0          2,932     2,932
DISTRIBUTORS - 1.38%
        0              70          70     Brightpoint, Inc.*                                 0          1,581     1,581
DIVERSIFIED FINANCIAL SERVICES
- 1.31%
        0              38          38     GATX Corporation                                   0          1,509     1,509
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.61%
        0              21          21     Commonwealth Telephone Enterprises, Inc.           0            701       701
ELECTRIC UTILITIES - 3.49%
        0              68          68     Duquesne Light Holdings Inc.                       0          1,222     1,222
        0              53          53     IDACORP, Inc.                                      0          1,678     1,678
        0              45          45     PNM Resources Inc.                                 0          1,106     1,106
                                                                                             0          4,006     4,006
ELECTRICAL EQUIPMENT - 1.32%
        0              36          36     Encore Wire Corporation*                           0            978       978
        0              18          18     Baldor Electric Company*                           0            538       538
                                                                                             0          1,516     1,516
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.44%
        0              88          88     Aeroflex Incorporated*                             0          1,064     1,064
        0              48          48     Agilysys, Inc.                                     0          1,017     1,017
        0              57          57     Plexus Corporation*                                0          1,614     1,614
        0               8           8     Rofin-Sinar Technologies, Inc.*                    0            382       382
        0              50          50     Technitrol, Inc.                                   0          1,018     1,018
                                                                                             0          5,095     5,095
ENERGY EQUIPMENT & SERVICES -
11.14%
        0              15          15     Dril-Quip, Inc.*                                   0            945       945
        0              22          22     GulfMark Offshore, Inc.*                           0            721       721
        0              40          40     Helmerich & Payne, Inc.                            0          3,134     3,134
        0              73          73     Maverick Tube Corporation*                         0          3,493     3,493
        0              136         136    RPC, Inc.                                          0          4,500     4,500
                                                                                             0         12,793    12,793
FOOD & STAPLES RETAILING -
2.70%
        0              88          88     Casey's General Stores, Inc.                       0          2,239     2,239
        0              15          15     Longs Drug Stores Corporation                      0            525       525
        0               8           8     Weis Markets, Inc.                                 0            336       336
                                                                                             0          3,100     3,100
GAS UTILITIES - 6.61%
        0              67          67     Atmost Energy Corporation                          0          1,761     1,761
        0              29          29     The Laclede Group, Inc.                            0            946       946
        0              38          38     New Jersey Resources Corporation                   0          1,727     1,727
        0              28          28     Northwest Natural Gas Company                      0            996       996
        0              22          22     South Jersey Industries, Inc.                      0            647       647
        0              12          12     Southwest Gas Corporation                          0            332       332
        0              38          38     WGL Holdings Inc.                                  0          1,185     1,185
                                                                                             0          7,594     7,594
HEALTH CARE EQUIPMENT &
SUPPLIES - 1.87%
        0              15          15     Analogic Corporation                               0            832       832
        0              23          23     Greatbatch, Inc.*                                  0            599       599
        0              20          20     ICU Medical, Inc.*                                 0            721       721
                                                                                             0          2,152     2,152
HOTELS RESTAURANTS & LEISURE -
1.11%
        0              32          32     Jack in the Box Inc.*                              0          1,272     1,272
HOUSEHOLD DURABLES - 3.68%
        0               7           7     Cavco Industries, Inc.*                            0            297       297
        0              51          51     Furniture Brands International, Inc.               0          1,227     1,227
        0              98          98     WCI Communities, Inc.*                             0          2,699     2,699
                                                                                             0          4,223     4,223
INSURANCE - 11.15%
        0              50          50     21st Century Insurance Group                       0            812       812
        0              53          53     AmerUs Group Co.                                   0          3,253     3,253
        0              10          10     FBL Financial Group, Inc. - Class A                0            333       333
        0              30          30     Horace Mann Educators Corporation                  0            588       588
        0              19          19     Infinity Property & Casualty Corporation           0            733       733
        0              14          14     LandAmerica Financial Group, Inc.                  0            924       924
        0              53          53     Ohio Casualty Corporation                          0          1,597     1,597
        0              29          29     The Phoenix Companies, Inc.                        0            438       438
        0               9           9     ProAssurance Corporation*                          0            461       461
        0               8           8     RLI Corporation                                    0            437       437
        0              15          15     Selective Insurance Group, Inc.*                   0            870       870
        0              10          10     State Auto Financial Corporation                   0            385       385
        0              23          23     Stewart Information Services Corporation           0          1,229     1,229
        0               8           8     Triad Guaranty Inc.*                               0            336       336
        0              10          10     United Fire & Casualty Company*                    0            410       410
                                                                                             0         12,806    12,806
INVESTMENT BANKING & BROKERAGE
- 1.23%
        0              124         124    Knight Capital Group, Inc.*                        0          1,412     1,412
IT SERVICES - 1.96%
        0              68          68     eFunds Corporation*                                0          1,604     1,604
        0              50          50     Sykes Enterprises, Incorporated*                   0            650       650
                                                                                             0          2,254     2,254
LEISURE EQUIPMENT & PRODUCTS -
0.31%
        0              23          23     Callaway Golf Company                              0            351       351
MACHINERY - 0.80%
        0              17          17     Tennant Company                                    0            921       921
METALS & MINING - 7.67%
        0              45          45     Commercial Metals Company                          0          2,130     2,130
        0              15          15     Metal Management, Inc.                             0            419       419
        0              42          42     Oregon Steel Mills, Inc.*                          0          1,729     1,729
        0              14          14     Ryerson Inc.                                       0            432       432
        0              46          46     Steel Dynamics, Inc.                               0          2,135     2,135
        0              95          95     Worthington Industries, Inc.                       0          1,960     1,960
                                                                                             0          8,805     8,805
MULTILINE RETAIL - 1.17%
        0              31          31     Conn's, Inc.*                                      0          1,348     1,348
OIL & GAS - 8.66%
        0               6           6     Atlas America, Inc.*                               0            422       422
        0              93          93     Bois d'Arc Energy, Inc.*                           0          1,750     1,750
        0              15          15     Cabot Oil & Gas Corporation                        0            774       774
        0              54          54     Encore Acquisition Company*                        0          1,952     1,952
        0              37          37     St. Mary Land & Exploration Company                0          1,615     1,615
        0              30          30     Stone Energy Corporation*                          0          1,500     1,500
        0              39          39     Swift Energy Company*                              0          1,927     1,927
                                                                                             0          9,940     9,940
ROAD & RAIL - 3.72%
        0              34          34     AMERCO*                                            0          2,755     2,755
        0              26          26     Arkansas Best Corporation                          0          1,113     1,113
        0              15          15     SCS Transportation, Inc.*                          0            402       402
                                                                                             0          4,270     4,270
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 1.41%
        0              70          70     Amkor Technology, Inc.*                            0            394       394
        0              15          15     DSP Group, Inc.*                                   0            440       440
        0              53          53     RF Micro Devices, Inc.*                            0            386       386
        0              29          29     Semitool, Inc.*                                    0            396       396
                                                                                             0          1,616     1,616
SPECIALTY RETAIL - 4.68%
        0              63          63     The Cato Corporation - Class A                     0          1,360     1,360
        0              27          27     Charlotte Russe Holding Inc.*                      0            442       442
        0              14          14     The Dress Barn, Inc.*                              0            646       646
        0              36          36     Payless ShoeSource, Inc.*                          0            877       877
        0              71          71     Too Inc.*                                          0          2,054     2,054
                                                                                             0          5,379     5,379
TEXTILES, APPAREL & LUXURY
GOODS - 0.65%
        0              31          31     Kellwood Company                                   0            751       751
THRIFTS & MORTGAGE FINANCE -
8.17%
        0              11          11     Anchor BanCorp Wisconsin, Inc.                     0            343       343
        0              71          71     Corus Bankshares, Inc.                             0          4,559     4,559
        0              32          32     Downey Financial Corp.                             0          2,095     2,095
        0              30          30     FirstFed Financial Corp.*                          0          1,881     1,881
        0              16          16     PFF Bancorp, Inc.                                  0            506       506
                                                                                             0          9,384     9,384
TRADING COMPANIES &
DISTRIBUTORS - 1.55%
        0              42          42     Applied Industrial Technologies, Inc.              0          1,785     1,785
TRANSPORTATION - 3.13%
        0              88          88     EGL, Inc.*                                         0          3,600     3,600
                                          TOTAL COMMON STOCKS (COST $119,413)                0        134,059   134,059
SHORT TERM INVESTMENTS - 2.13%
MONEY MARKET MUTUAL FUNDS -
2.13%
        0             2,448       2,448   SEI Daily Income Trust Government Fund - Class     0          2,448     2,448
                                          B
                                          TOTAL SHORT TERM INVESTMENTS (COST $2,448)         0          2,448     2,448
                                          TOTAL INVESTMENTS (IDENTIFIED COST $121,861) -     0        136,507   136,507
                                          118.85%
                                          OTHER ASSETS AND LIABILITIES - (18.85)%            0       (21,654)  (21,654)
                                          TOTAL NET ASSETS - 100%                            0       $114,853  $114,853



Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing








FEDERATED MDT SMALL CAP VALUE FUND
MDT SMALL CAP VALUE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          SMALL CAP         SMALL CAP       PRO FORMA   PROFORMA
                                                                          VALUE FUND       VALUE FUND       ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $136,507          $0   $136,507
Income receivable                                                                   0                   64           0         64
Receivable for investments sold                                                     0                5,341           0      5,341
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              166,533           0    166,533
LIABILITIES:
Payable for investments purchased                                                   0                5,215           0      5,215
Payable for custodian fees                                                          0                  826           0        826
Payable for investment advisory fee                                                 0               39,159           0     39,159
Payable for distribution services fee                                               0                    7           0          7
Accrued expenses                                                                    0                6,473           0      6,473
     Total liabilities                                                              0               51,680           0     51,680
NET ASSETS                                                                         $0             $114,853          $0   $114,853
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $100,804          $0   $100,804
Net unrealized appreciation (depreciation) of investments                           0               14,646           0     14,646
Accumulated net realized gain (loss) on investments                                 0                (597)           0      (597)
     Total Net Assets                                                              $0             $114,853          $0   $114,853
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0                9,749           0      9,749
NET ASSET VALUE PER SHARE                                                       $0.00               $11.38       $0.00     $11.38
OFFERING PRICE PER SHARE                                                        $0.00               $11.38       $0.00     $11.38
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.38       $0.00     $11.38

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                  248           0        248
NET ASSET VALUE PER SHARE                                                       $0.00               $11.36       $0.00     $11.36
OFFERING PRICE PER SHARE*                                                       $0.00               $12.05       $0.00     $12.05
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.36       $0.00     $11.36

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.33       $0.00     $11.33
OFFERING PRICE PER SHARE                                                        $0.00               $11.33       $0.00     $11.33
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.33       $0.00     $11.33


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $121,861          $0   $121,861




 FEDERATED MDT SMALL CAP VALUE FUND
 MDT SMALL CAP VALUE FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME

                       FEDERATED MDT SMALL CAP VALUE FUND
                            MDT SMALL CAP VALUE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Value Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Value Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Value Fund and MDT Small Cap Value Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Value Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Value Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund. Under generally accepted accounting principles, MDT Small Cap Value Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Value Fund paid and Federated MDT Small Cap Value Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Value Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Small Cap Value Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Small Cap Value Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Small Cap Value Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Small Cap Value Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT SMALL CAP VALUE FUND
MDT SMALL CAP VALUE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)




                                                                                                              FEDERATED
                                                                     FEDERATED MDT     MDT                       MDT
                                                                       SMALL CAP    SMALL CAP  PRO FORMA      PRO FORMA
                                                                       VALUE FUND   VALUE FUND ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0       $459          $0          $459
Interest                                                                         0         78           0            78
TOTAL INVESTMENT INCOME:                                                         0        537           0           537
EXPENSES:                                                                                   0
Investment advisory fee                                                          0        483        (39) (a)       444
Administrative personnel and services fee                                        0        209     115,736 (b)   115,945
Custodian fees                                                                   0      3,390      12,610 (c)    16,000
Professional fees                                                                0      3,496     (3,496) (d)         0
Shareholder servicing and accounting                                             0        477       (477) (e)         0
Transfer and dividend disbursing agent fees and expenses                         0          0      27,850 (f)    27,850
Directors'/Trustees' fees                                                        0      1,302       (552) (g)       750
Audit fees                                                                       0          0       7,250 (h)     7,250
Legal fees                                                                       0          0       4,500 (i)     4,500
Portfolio accounting fees                                                        0          0      32,500 (j)    32,500
Distribution services fee - Class A Shares                                       0          2         (2) (k)         0
Distribution services fee - Class C Shares                                       0          4         (1) (k)         3
Shareholder services fee- Class A Shares                                         0          0           2 (l)         2
Shareholder services fee- Class C Shares                                         0          0           1 (l)         1
Share registration costs                                                         0     18,015       (715) (m)    17,300
Printing and postage                                                             0        413       9,437 (n)     9,850
Other                                                                            0        145       (145) (o)         0
Insurance premiums                                                               0          0       3,650 (p)     3,650
Miscellaneous                                                                    0          0       1,800 (q)     1,800
     TOTAL EXPENSES                                                              0     27,936     209,909       237,845
WAIVERS--
   Waiver of investment adviser fee                                              0          0       (444) (r)     (444)
  Waiver of administrative personnel and services fee                            0          0    (22,685) (s)  (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0   (27,235)      27,235 (t)         0
  Reimbursement of other operating expenses                                      0          0   (214,132) (u) (214,132)
TOTAL WAIVER AND REIMBURSEMENTS                                                  0   (27,235)   (210,026)     (237,261)
NET EXPENSES                                                                     0        701       (117)           584
     NET INVESTMENT INCOME(LOSS)                                                $0     ($164)        $117         ($47)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments                                          0      (597)           0         (597)
Net change in unrealized appreciation (depreciation) of investments              0     14,646           0        14,646
     Net realized and unrealized gain on investments                             0     14,049           0        14,049
          Change in net assets resulting from operations                        $0    $13,885        $117       $14,002



(See Notes to Pro Forma Financial Statements)




                       FEDERATED MDT SMALL CAP VALUE FUND
                            MDT SMALL CAP VALUE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Value Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Value Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Small Cap Value Fund and MDT Small Cap Value Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Value Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Value Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund. Under generally accepted accounting principles, MDT Small Cap Value Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Value Fund paid and Federated MDT Small Cap Value Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Value Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Small Cap Value Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 248 Class A Shares, 100 Class C Shares 9,749 Institutional Shares, respectively, of the Federated MDT Small Cap Value Fund in exchange for 248 Class A Shares, 100 Class C Shares and 9,749 Institutional Shares of the MDT Small Cap Value Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Small Cap Value Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 1.15% of the average daily net assets of the Federated MDT Small Cap Value Fund, a series of Federated MDT Series. MDTA Advisers serves as investment adviser to the MDT Small Cap Value Fund and receives for its services an annual investment advisory fee equal to 1.25% of the average daily net assets of the MDT Small Cap Value Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 2.05%, 2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Small Cap Value Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Small Cap Value Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Small Cap Value Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Small Cap Value Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Small Cap Value Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Small Cap Value Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Small Cap Value Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(y)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u) Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Balanced Fund and MDT Balanced Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006. As of January 31, 2006, the Federated MDT Balanced Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Balanced Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund. Under generally accepted accounting principles, MDT Balanced Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT BALANCED
FUND
MDT BALANCED FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006
(UNAUDITED)
                        FEDERATED                                                                              FEDERATED
FEDERATED      MDT        MDT                                                          FEDERATED      MDT         MDT
   MDT                                                                                    MDT
 BALANCED   BALANCED    PRO FORMA                                                       BALANCED   BALANCED    PRO FORMA
   FUND    GROWTH FUND  COMBINED                                                          FUND    GROWTH FUND   COMBINED

        SHARES                                                                           VALUE
 COMMON STOCKS - 59.21%
AEROSPACE & DEFENSE - 0.67%
    0          300        300     Alliant Techsystems Inc.*                                0          $23,250     $23,250
    0         5,800      5,800    Honeywell International Inc.                             0          222,836     222,836
    0          600        600     Precision Castparts Corporation                          0           29,970      29,970
    0         2,100      2,100    Raytheon Company                                         0           86,037      86,037
    0          600        600     Rockwell Collins, Inc.                                   0           28,152      28,152
    0         2,100      2,100    United Technologies Corporation                          0          122,577     122,577
                                                                                           0          512,822     512,822
AIR FREIGHT &
LOGISTICS - 0.12%
    0         2,000      2,000    Ryder System, Inc.                                       0           89,400      89,400
AIRLINES - 0.31%
    0        14,600      14,600   Southwest Airlines Co.                                   0          240,316     240,316
BEVERAGES - 0.03%
    0          900        900     PepsiAmericas, Inc.                                      0           22,041      22,041
BIOTECHNOLOGY - 2.96%
    0        16,800      16,800   Amgen Inc.*                                              0        1,224,552   1,224,552
    0        11,800      11,800   Genentech, Inc.*                                         0        1,013,856   1,013,856
    0          400        400     Techne Corporation*                                      0           22,740      22,740
                                                                                           0        2,261,148   2,261,148
CAPITAL MARKETS -
4.71%
    0          600        600     GFI Group Inc.*                                          0           32,754      32,754
    0         7,600      7,600    The Goldman Sachs Group, Inc.                            0        1,073,500   1,073,500
    0        17,400      17,400   Merrill Lynch & Co., Inc.                                0        1,306,218   1,306,218
    0        19,400      19,400   Morgan Stanley                                           0        1,192,130   1,192,130
                                                                                           0        3,604,602   3,604,602
CHEMICALS - 0.06%
    0          700        700     Sigma-Aldrich Corporation                                0           45,416      45,416
COMMERCIAL BANKS -
2.59%
    0         6,500      6,500    AmSouth Bancorporation                                   0          179,465     179,465
    0         5,600      5,600    Comerica Incorporated                                    0          310,632     310,632
    0         2,800      2,800    Fifth Third Bancorp                                      0          105,196     105,196
    0          700        700     Huntington Bancshares Incorporated                       0           16,240      16,240
    0        11,500      11,500   KeyCorp                                                  0          406,985     406,985
    0        16,800      16,800   National City Corporation                                0          574,224     574,224
    0          900        900     Regions Financial Corporation                            0           29,862      29,862
    0         1,800      1,800    SunTrust Banks, Inc.                                     0          128,610     128,610
    0          600        600     UnionBanCal Corporation                                  0           40,254      40,254
    0         3,500      3,500    Wachovia Corporation                                     0          191,905     191,905
                                                                                           0        1,983,373   1,983,373
COMMERCIAL SERVICES &
SUPPLIES - 0.89%
    0          900        900     Adesa, Inc.                                              0           23,040      23,040
    0          500        500     Administaff, Inc.                                        0           21,520      21,520
    0          700        700     Equifax Inc.                                             0           26,824      26,824
    0         1,200      1,200    Manpower Inc.                                            0           64,596      64,596
    0         2,300      2,300    Monster Worldwide Inc.*                                  0           98,118      98,118
    0         1,400      1,400    Republic Services, Inc.                                  0           52,990      52,990
    0         4,100      4,100    Robert Half International Inc.                           0          149,773     149,773
    0          300        300     Stericycle, Inc.*                                        0           17,931      17,931
    0         7,200      7,200    Waste Management, Inc.                                   0          227,376     227,376
                                                                                           0          682,168     682,168
COMMUNICATIONS
EQUIPMENT - 2.20%
    0         3,100      3,100    Juniper Networks, Inc.*                                  0           56,203      56,203
    0        33,900      33,900   QUALCOMM Incorporated                                    0        1,625,844   1,625,844
                                                                                           0        1,682,047   1,682,047
COMPUTERS &
PERIPHERALS - 1.21%
    0        22,100      22,100   Hewlett-Packard Company                                  0          689,078     689,078
    0         3,100      3,100    Lexmark International, Inc.*                             0          150,567     150,567
    0         1,300      1,300    Network Appliance, Inc.*                                 0           40,560      40,560
    0         1,100      1,100    QLogic Corporation*                                      0           43,637      43,637
                                                                                           0          923,842     923,842
CONSTRUCTION &
ENGINEERING - 0.03%
    0          300        300     EMCOR Group, Inc.*                                       0           24,606      24,606
CONSTRUCTION MATERIALS
- 0.16%
    0         2,000      2,000    Lafarge North America Inc.                               0          123,240     123,240
CONSUMER FINANCE -
0.46%
    0         3,200      3,200    AmeriCredit Corp.*                                       0           92,032      92,032
    0         4,600      4,600    SLM Corporation                                          0          257,416     257,416
                                                                                           0          349,448     349,448
CONTAINERS & PACKAGING
- 0.02%
    0          300        300     Temple-Inland Inc.                                       0           14,070      14,070
DIVERSIFIED FINANCIAL
SERVICES - 3.23%
    0        12,500      12,500   CIT Group Inc.                                           0          666,750     666,750
    0        42,900      42,900   JPMorgan Chase & Co.                                     0        1,705,275   1,705,275
    0         1,500      1,500    Moody's Corporation                                      0           94,980      94,980
                                                                                           0        2,467,005   2,467,005
DIVERSIFIED
TELECOMMUNICATION
SERVICES - 0.21%
    0         5,600      5,600    BellSouth Corporation                                    0          161,112     161,112
ELECTRIC UTILITIES -
0.47%
    0         2,700      2,700    DTE Energy Company                                       0          113,940     113,940
    0         1,700      1,700    Edison International                                     0           74,494      74,494
    0         3,400      3,400    PG&E Corporation                                         0          126,854     126,854
    0         1,000      1,000    Progress Energy, Inc.                                    0           43,620      43,620
                                                                                           0          358,908     358,908
ELECTRICAL EQUIPMENT -
0.12%
    0          200        200     Cooper Industries, Ltd.                                  0           16,330      16,330
    0         1,100      1,100    Rockwell Automation, Inc.                                0           72,677      72,677
                                                                                           0           89,007      89,007
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.44%
    0         3,600      3,600    Ingram Micro Inc.*                                       0           69,660      69,660
    0         5,100      5,100    Jabil Circuit, Inc.*                                     0          206,040     206,040
    0         1,800      1,800    National Instruments Corporation                         0           59,562      59,562
                                                                                           0          335,262     335,262
ENERGY EQUIPMENT &
SERVICES - 0.94%
    0         8,700      8,700    BJ Services Company                                      0          352,263     352,263
    0          900        900     Grant Prideco, Inc.*                                     0           45,081      45,081
    0          400        400     Oceaneering International, Inc.*                         0           23,764      23,764
    0          900        900     Oil States International, Inc.*                          0           36,810      36,810
    0         5,400      5,400    Smith International, Inc.                                0          243,000     243,000
    0          400        400     W-H Energy Services, Inc.*                               0           19,312      19,312
                                                                                           0          720,230     720,230
FOOD PRODUCTS - 0.42%
    0         3,300      3,300    General Mills, Inc.                                      0          160,413     160,413
    0         2,200      2,200    The Hershey Company                                      0          112,640     112,640
    0         1,900      1,900    Pilgrim's Pride Corporation                              0           46,246      46,246
                                                                                           0          319,299     319,299
HEALTH CARE EQUIPMENT
& SUPPLIES - 0.30%
    0          900        900     DENTSPLY International Inc.                              0           48,330      48,330
    0          700        700     Intuitive Surgical, Inc.*                                0           96,355      96,355
    0          600        600     Kyphon Inc.*                                             0           24,942      24,942
    0         1,400      1,400    Waters Corporation*                                      0           58,730      58,730
                                                                                           0          228,357     228,357
HEALTH CARE PROVIDERS
& SERVICES - 0.46%
    0         1,900      1,900    Laboratory Corporation of America Holdings*              0          111,435     111,435
    0         1,300      1,300    Pharmaceutical Product Development, Inc.                 0           89,934      89,934
    0         2,000      2,000    WellPoint Inc.*                                          0          153,600     153,600
                                                                                           0          354,969     354,969
HOTELS RESTAURANTS &
LEISURE - 0.88%
    0          600        600     Choice Hotels International, Inc.                        0           28,518      28,518
    0         4,000      4,000    International Game Technology                            0          143,120     143,120
    0          600        600     Landry's Restaurants, Inc.                               0           18,384      18,384
    0          700        700     Marriott International, Inc. - Class A*                  0           46,648      46,648
    0          600        600     Ruby Tuesday, Inc.                                       0           17,166      17,166
    0         9,100      9,100    Starbucks Corporation*                                   0          288,470     288,470
    0         2,700      2,700    Yum! Brands, Inc.                                        0          133,569     133,569
                                                                                           0          675,875     675,875
HOUSEHOLD DURABLES -
2.36%
    0          900        900     American Greetings Corporation                           0           18,369      18,369
    0         2,400      2,400    Beazer Homes USA, Inc.                                   0          174,816     174,816
    0         3,800      3,800    Centex Corporation                                       0          271,282     271,282
    0        10,100      10,100   D.R. Horton, Inc.                                        0          376,932     376,932
    0         1,600      1,600    Harman International Industries, Incorporated            0          176,000     176,000
    0         4,200      4,200    Lennar Corporation                                       0          262,752     262,752
    0         8,200      8,200    Pulte Homes, Inc.                                        0          327,180     327,180
    0          900        900     The Ryland Group, Inc.                                   0           65,124      65,124
    0         2,000      2,000    Standard-Pacific Corp.                                   0           77,800      77,800
    0         1,100      1,100    WCI Communities, Inc.*                                   0           30,294      30,294
    0          200        200     William Lyon Homes, Inc.*                                0           20,542      20,542
                                                                                           0        1,801,091   1,801,091
HOUSEHOLD PRODUCTS -
0.52%
    0         2,300      2,300    The Clorox Company                                       0          137,655     137,655
    0         4,700      4,700    Colgate-Palmolive Company                                0          257,983     257,983
                                                                                           0          395,638     395,638
INDUSTRIAL
CONGLOMERATES - 0.57%
    0         6,000      6,000    3M Co.                                                   0          436,500     436,500
INSURANCE - 7.57%
    0        25,950      25,950   The Allstate Corporation                                 0        1,350,698   1,350,698
    0         1,500      1,500    AMBAC Financial Group, Inc.                              0          115,215     115,215
    0         1,800      1,800    American Financial Group, Inc.                           0           67,716      67,716
    0          800        800     AmerUs Group Co.                                         0           49,096      49,096
    0         4,200      4,200    Assurant, Inc.                                           0          192,864     192,864
    0         8,500      8,500    The Chubb Corporation                                    0          801,975     801,975
    0          400        400     The Commerce Group, Inc.                                 0           21,560      21,560
    0         9,100      9,100    Hartford Financial Services Group, Inc.                  0          748,293     748,293
    0          800        800     Horace Mann Educators Corporation                        0           15,672      15,672
    0          300        300     LandAmerica Financial Group, Inc.                        0           19,794      19,794
    0         2,500      2,500    MBIA Inc.                                                0          153,900     153,900
    0        25,200      25,200   Metlife, Inc.                                            0        1,264,032   1,264,032
    0         1,400      1,400    Nationwide Financial Services, Inc. - Class A            0           59,584      59,584
    0          500        500     Protective Life Corporation                              0           22,475      22,475
    0          500        500     Reinsurance Group of America, Incorporated               0           24,250      24,250
    0         4,000      4,000    SAFECO Corporation                                       0          209,000     209,000
    0          500        500     Selective Insurance Group, Inc.                          0           29,000      29,000
    0         6,400      6,400    The St. Paul Travelers Companies, Inc.                   0          290,432     290,432
    0         1,400      1,400    StanCorp Financial Group, Inc.                           0           69,650      69,650
    0          500        500     State Auto Financial Corporation                         0           19,235      19,235
    0          400        400     Stewart Information Services Corporation                 0           21,380      21,380
    0          700        700     Torchmark Corporation                                    0           39,270      39,270
    0         4,050      4,050    W.R. Berkley Corporation                                 0          200,070     200,070
                                                                                           0        5,785,161   5,785,161
INTERNET & CATALOG
RETAIL - 0.13%
    0         1,650      1,650    Coldwater Creek Inc.*                                    0           33,660      33,660
    0         2,200      2,200    IAC/InterActiveCorp*                                     0           63,844      63,844
                                                                                           0           97,504      97,504
INTERNET SOFTWARE &
SERVICES - 0.07%
    0          700        700     aQuantive, Inc.*                                         0           18,207      18,207
    0          500        500     Websense, Inc.*                                          0           32,965      32,965
                                                                                           0           51,172      51,172
IT SERVICES - 0.29%
    0          800        800     Affiliated Computer Services, Inc.*                      0           50,080      50,080
    0          500        500     Alliance Data Systems Corporation*                       0           21,125      21,125
    0         2,300      2,300    Fiserv, Inc.*                                            0          101,154     101,154
    0          600        600     Global Payments Inc.                                     0           30,558      30,558
    0          800        800     VeriFone Holdings, Inc.*                                 0           20,416      20,416
                                                                                           0          223,333     223,333
MACHINERY - 0.92%
    0         6,200      6,200    Deere & Company                                          0          444,912     444,912
    0         2,400      2,400    Joy Global Inc.                                          0          129,696     129,696
    0         1,800      1,800    PACCAR Inc                                               0          125,280     125,280
                                                                                           0          699,888     699,888
MARINE - 0.04%
    0          500        500     Kirby Corporation*                                       0           28,065      28,065
MEDIA - 0.42%
    0          400        400     John Wiley & Sons, Inc.                                  0           15,160      15,160
    0         2,900      2,900    Omnicom Group Inc.                                       0          237,191     237,191
    0         2,100      2,100    Univision Communications Inc. - Class A*                 0           66,864      66,864
                                                                                           0          319,215     319,215
METALS & MINING -
1.29%
    0          500        500     Carpenter Technology Corporation                         0           45,280      45,280
    0         1,700      1,700    Commercial Metals Company                                0           80,461      80,461
    0         4,800      4,800    Nucor Corporation                                        0          404,304     404,304
    0         1,000      1,000    Oregon Steel Mills, Inc.*                                0           41,170      41,170
    0         2,600      2,600    Peabody Energy Corporation                               0          258,726     258,726
    0          700        700     Ryerson Inc.                                             0           21,616      21,616
    0          600        600     Schnitzer Steel Industries, Inc. - Class A               0           20,064      20,064
    0         1,300      1,300    Steel Dynamics, Inc.                                     0           60,346      60,346
    0          900        900     United States Steel Corporation                          0           53,775      53,775
                                                                                           0          985,742     985,742
MULTILINE RETAIL -
0.17%
    0          600        600     Dollar Tree Stores, Inc.*                                0           14,874      14,874
    0         1,400      1,400    Family Dollar Stores, Inc.                               0           33,530      33,530
    0         2,300      2,300    Saks Incorporated*                                       0           44,413      44,413
    0          300        300     Sears Holdings Corporation*                              0           36,432      36,432
                                                                                           0          129,249     129,249
MULTI-UTILITIES &
UNREGULATED POWER -
0.20%
    0         1,400      1,400    National Fuel Gas Company                                0           46,060      46,060
    0         2,200      2,200    ONEOK, Inc.                                              0           62,172      62,172
    0         4,400      4,400    Reliant Energy Inc.*                                     0           44,528      44,528
                                                                                           0          152,760     152,760
OIL & GAS - 10.07%
    0         5,400      5,400    Amerada Hess Corporation                                 0          835,920     835,920
    0        13,700      13,700   Anadarko Petroleum Corporation                           0        1,477,134   1,477,134
    0        11,400      11,400   Apache Corporation                                       0          861,042     861,042
    0        33,600      33,600   ChevronTexaco Corporation                                0        1,995,168   1,995,168
    0         2,100      2,100    Kerr-McGee Corporation                                   0          231,819     231,819
    0         9,400      9,400    Marathon Oil Corporation                                 0          722,578     722,578
    0         3,600      3,600    Newfield Exploration Company*                            0          188,640     188,640
    0        11,600      11,600   Occidental Petroleum Corporation                         0        1,133,436   1,133,436
    0         1,600      1,600    OMI Corporation                                          0           28,096      28,096
    0          600        600     Pioneer Natural Resources Company                        0           31,860      31,860
    0         2,000      2,000    Pogo Producing Company                                   0          119,980     119,980
    0          700        700     Stone Energy Corporation*                                0           35,007      35,007
    0          800        800     Swift Energy Company*                                    0           39,536      39,536
                                                                                           0        7,700,216   7,700,216
PAPER & FOREST
PRODUCTS - 0.12%
    0         3,100      3,100    Louisiana-Pacific Corporation                            0           91,295      91,295
REAL ESTATE - 6.03%
    0         5,750      5,750    Archstone-Smith Trust                                    0          269,445     269,445
    0         2,700      2,700    Avalonbay Communities, Inc.                              0          268,596     268,596
    0         3,650      3,650    Boston Properties, Inc.                                  0          285,649     285,649
    0         4,933      4,933    Brandywine Realty Trust                                  0          155,143     155,143
    0         3,600      3,600    CenterPoint Properties Trust                             0          178,704     178,704
    0         5,950      5,950    Developers Diversified Realty Corporation                0          293,097     293,097
    0         7,800      7,800    Duke Realty Corporation                                  0          282,984     282,984
    0         6,100      6,100    Equity Residential                                       0          258,701     258,701
    0         3,450      3,450    Federal Realty Investment Trust                          0          230,529     230,529
    0         7,400      7,400    General Growth Properties, Inc.                          0          381,840     381,840
    0         7,700      7,700    Health Care Property Investors, Inc.                     0          213,675     213,675
    0         2,800      2,800    Hospitality Properties Trust                             0          120,036     120,036
    0         9,000      9,000    Kimco Realty Corporation                                 0          315,810     315,810
    0         5,000      5,000    Plum Creek Timber Company, Inc.                          0          184,700     184,700
    0         3,800      3,800    ProLogis                                                 0          194,636     194,636
    0         2,900      2,900    Public Storage, Inc.                                     0          210,453     210,453
    0        10,450      10,450   Taubman Centers, Inc.                                    0          392,397     392,397
    0         4,250      4,250    Vornado Realty Trust                                     0          375,445     375,445
                                                                                           0        4,611,840   4,611,840
ROAD & RAIL - 0.18%
    0          600        600     Arkansas Best Corporation                                0           25,686      25,686
    0         1,100      1,100    Burlington Northern Sante Fe Corporation                 0           88,132      88,132
    0          900        900     Swift Transportation Co., Inc.*                          0           21,267      21,267
                                                                                           0          135,085     135,085
SEMICONDUCTOR &
SEMICONDUCTOR
EQUIPMENT - 1.38%
    0         4,000      4,000    Altera Corporation*                                      0           77,240      77,240
    0          700        700     Freescale Semiconductor Inc.*                            0           17,675      17,675
    0         6,800      6,800    Linear Technology Corporation                            0          253,028     253,028
    0         5,900      5,900    Marvell Technology Group Ltd.*                           0          403,678     403,678
    0         1,500      1,500    Maxim Integrated Products, Inc.*                         0           61,560      61,560
    0          600        600     Microsemi Corporation*                                   0           18,264      18,264
    0         1,700      1,700    Novellus Systems, Inc.*                                  0           48,195      48,195
    0         2,500      2,500    NVIDIA Corporation*                                      0          112,400     112,400
    0          800        800     OmniVision Technologies, Inc.*                           0           20,184      20,184
    0         1,400      1,400    Texas Instruments Incorporated                           0           40,922      40,922
                                                                                           0        1,053,146   1,053,146
SOFTWARE - 0.34%
    0         2,100      2,100    Autodesk, Inc.                                           0           85,239      85,239
    0          500        500     Fair Isaac Corporation                                   0           22,160      22,160
    0          200        200     Quality Systems, Inc.                                    0           17,700      17,700
    0         4,600      4,600    Red Hat, Inc.*                                           0          133,170     133,170
                                                                                           0          258,269     258,269
SPECIALTY RETAIL -
0.95%
    0         1,200      1,200    Borders Group, Inc.                                      0           29,544      29,544
    0         3,600      3,600    Chico's FAS, Inc.*                                       0          156,816     156,816
    0          500        500     The Children's Place Retail Stores, Inc.*                0           21,895      21,895
    0        13,300      13,300   The Gap, Inc.                                            0          240,597     240,597
    0         1,100      1,100    Guess?, Inc.*                                            0           46,673      46,673
    0          700        700     Hibbett Sporting Goods, Inc.*                            0           21,455      21,455
    0          700        700     Select Comfort Corporation*                              0           19,320      19,320
    0         1,300      1,300    Staples, Inc.                                            0           30,823      30,823
    0         5,500      5,500    The TJX Companies, Inc.                                  0          140,415     140,415
    0          800        800     Zale Corporation*                                        0           19,608      19,608
                                                                                           0          727,146     727,146
TEXTILES, APPAREL &
LUXURY GOODS - 0.14%
    0          600        600     Carter's, Inc.*                                          0           40,794      40,794
    0         1,100      1,100    Coach, Inc.*                                             0           39,545      39,545
    0          600        600     Columbia Sportswear Company*                             0           30,990      30,990
                                                                                           0          111,329     111,329
THRIFTS & MORTGAGE
FINANCE - 1.26%
    0         1,350      1,350    Astoria Financial Corporation                            0           38,880      38,880
    0          800        800     Downey Financial Corp.                                   0           52,384      52,384
    0          800        800     FirstFed Financial Corp.*                                0           50,160      50,160
    0         4,700      4,700    Golden West Financial Corporation                        0          331,914     331,914
    0         3,100      3,100    MGIC Investment Corporation                              0          204,631     204,631
    0         2,900      2,900    The PMI Group, Inc.                                      0          125,367     125,367
    0         2,800      2,800    Radian Group Inc.                                        0          160,244     160,244
                                                                                           0          963,580     963,580
TRADING COMPANIES &
DISTRIBUTORS - 0.27%
    0         3,600      3,600    Fastenal Company                                         0          137,340     137,340
    0         1,000      1,000    MSC Industrial Direct Co., Inc. - Class A                0           44,930      44,930
    0          400        400     Watsco, Inc.                                             0           28,296      28,296
                                                                                           0          210,566     210,566
WIRELESS
TELECOMMUNICATION
SERVICES - 0.03%
    0          900        900     Syniverse Holdings Inc.*                                 0           21,609      21,609
                                  TOTAL COMMON STOCKS (COST $37,031,180)                   0       45,257,962  45,257,962
   PRINCIPAL AMOUNT
CORPORATE NOTES &
BONDS - 4.15%
    $0      $250,000    $250,000  The Bear Stearns Companies Inc. Medium-Term Floating     0          250,283     250,283
                                  Rate Notes 4.747%, 06/19/2006
    0        125,000    125,000   Boeing Capital Corporation Senior Notes 5.650%,          0          125,432     125,432
                                  05/15/2006
    0        200,000    200,000   CIT Group, Inc. 2.875%, 09/29/2006                       0          197,459     197,459
    0        200,000    200,000   Ford Motor Credit Co. Notes 6.875%, 02/01/2006           0          200,000     200,000
    0        300,000    300,000   General Motors Acceptance Corporation Notes 6.125%,      0          294,851     294,851
                                  02/01/2007
    0        400,000    400,000   GTE North, Inc. Notes 6.900%, 11/01/2008                 0          412,377     412,377
    0        300,000    300,000   Household Finance Corporation Notes 7.200%,              0          303,007     303,007
                                  07/15/2006
    0        100,000    100,000   Masco Corporation Notes 6.750%, 03/15/2006               0          100,202     100,202
    0        400,000    400,000   Merrill Lynch & Co Inc. Floating Rate Notes 5.197%,      0          399,459     399,459
                                  01/31/2008
    0        250,000    250,000   Safeway, Inc. Notes 4.800%, 07/16/2007                   0          248,693     248,693
    0        300,000    300,000   SLM Corporation Notes 3.950%, 08/15/2008                 0          291,704     291,704
    0        250,000    250,000   TCI Communications, Inc. Senior Notes  6.875%,           0          250,126     250,126
                                  02/15/2006
    0        100,000    100,000   Washington Mutual, Inc. Notes 7.500%, 08/15/2006         0          101,406     101,406
                                  TOTAL CORPORATE NOTES & BONDS (COST $3,221,092)          0        3,174,999   3,174,999
        SHARES
EXCHANGE TRADED FUNDS
- 4.42%
EXCHANGE
TRADED
FUNDS -
4.42%
    0        53,750      53,750   iShares MSCI EAFE Index Fund(1)                          0        3,378,725   3,378,725
                                  TOTAL EXCHANGE TRADED FUNDS (COST $1,798,467)            0        3,378,725   3,378,725
   PRINCIPAL AMOUNT
NON-AGENCY MORTGAGE &
ASSET BACKED
SECURITIES - 12.16%
    $0     $1,000,000  $1,000,000 American Home Mortgage Investment Trust Series 2004-     0          984,311     984,311
                                  3, 5.010%, 10/25/2034
    0        558,210    558,210   Banc of America Commercial Mortgage Inc. Series          0          577,935     577,935
                                  2000-2, 7.020%, 09/15/2032
    0        96,497      96,497   Bank of America Funding Corporation Mortgage Pass-
                                  Through Certificates
                                  Series 2003-1, Class A1, 6.000%, 05/20/2033              0           94,595      94,595
    0        518,425    518,425   Bear Stearns Asset Backed Securities, Inc. Series        0          409,797     409,797
                                  2005-AC6, Class 21PO, Principal Only, 09/25/2020
    0         7,081      7,081    Bear Stearns Mortgage Securities, Inc. Mortgage
                                  Variable Rate Pass-Thru Certificates Series 1997-6,
                                  Class 1-A, 6.729%, 03/25/2031                            0            7,117       7,117
    0        372,726    372,726   Chase Mortgage Finance Trust Mortgage Pass-Through       0          371,971     371,971
                                  Certificates Series 2003-S1, 5.250%, 02/25/2018
    0       1,000,000  1,000,000  Citicorp Mortgage Securities Inc. Pass-Through           0          979,067     979,067
                                  Certificates Series 2003-11, Class 1A4, 5.250%,
                                  12/25/2033
    0        793,047    793,047   Community Program Loan Trust Asset-Backed                0          780,353     780,353
                                  Certificates Series 1987-A, Class A4, 4.500%,
                                  10/01/2018
    0        65,905      65,905   CS First Boston Mortgage Securities Corporation
                                  Mortgage Backed Pass-Through Certificates:
                                  Series 2002-HE4, Class AF, 5.510%, 08/25/2032            0           65,973      65,973
    0        637,047    637,047   Series 2002-34, Class DB, 6.990%, 12/25/2032 (a)         0          495,399     495,399
                                  (Acquired 03/17/2005; Cost $497,139)
    0        553,630    553,630   Series 2003-17, Class DB4, 5.382%, 06/25/2033            0          418,220     418,220
    0        278,987    278,987   Indymac Home Equity Loan Asset-Backed Floating Step
                                  Rate Trust Certificates Series 2004-C,
                                  Class 1A1, 4.840%, 03/25/2035                            0          279,419     279,419
    0        745,083    745,083   Master Asset Securitization Trust Collateralized
                                  Mortgage Obligation Series 2003-6,
                                  Class 9A1, 4.250%, 07/25/2033                            0          717,983     717,983
    0        452,714    452,714   MMCA Automobile Trust Asset-Backed Certificates          0          446,848     446,848
                                  Series 2002-2, Class C, 5.550%, 03/15/2010
    0        500,000    500,000   Peoples Choice Home Loan Securities Trust Pass-
                                  Through Certificates Series 2004-1,
                                  Class B1, 5.000%, 06/25/2034                             0          473,530     473,530
    0        515,602    515,602   Vendee Mortgage Trust Pass-Through Certificates          0          531,036     531,036
                                  Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024
    0       1,000,000  1,000,000  WAMU Floating Rate Mortgage Pass-Through                 0          976,499     976,499
                                  Certificates Series 2003-AR9, Class 1A6, 4.052%,
                                  09/25/2033
    0        700,347    700,347   Wells Fargo Mortgage Backed Securities Trust Pass-
                                  Through Certificates Series 2004-8,
                                  Class A6, 5.000%, 08/25/2019                             0          685,131     685,131
                                  TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES      0        9,295,184   9,295,184
                                  (COST $9,295,749)
UNITED STATES
GOVERNMENT & AGENCY
ISSUES - 16.94%
    $0     $1,000,000  $1,000,000 FHLMC Bond 3.500%, 09/08/2006                            0          992,847     992,847
    0        275,378    275,378   FHLMC Guaranteed Real Estate Mortgage Investment
                                  Conduit Inverse Variable Rate
                                  Pass-Thru Certificates Series 2648, Class TS,            0          276,816     276,816
                                  10.833%, 07/15/2033
    0        125,445    125,445   FHLMC Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
                                  Series 2366,Class VG, 6.000%, 06/15/2011                 0          126,582     126,582
    0        280,421    280,421   Series 2676, Class JA, 4.000%, 08/15/2013                0          278,808     278,808
    0        54,173      54,173   Series 1595, Class D, 7.000%, 10/15/2013                 0           55,210      55,210
    0        150,000    150,000   Series 2672, Class NB, 4.000%, 05/15/2016                0          139,974     139,974
    0        168,455    168,455   Series 2636, Class Z, 4.500%, 06/15/2018                 0          158,058     158,058
    0        500,000    500,000   Series 2663, Class LN, 4.500%, 01/15/2022                0          496,566     496,566
    0        21,898      21,898   Series 1311, Class K, 7.000%, 07/15/2022                 0           21,867      21,867
    0        42,848      42,848   Series 1384, Class D, 7.000%, 09/15/2022                 0           42,841      42,841
    0        125,000    125,000   Series 2626, Class NA, 5.000%, 06/15/2023                0          124,628     124,628
    0        157,309    157,309   Series 1568, Class D, 6.750%, 08/15/2023                 0          156,918     156,918
    0        750,000    750,000   Series 1686, Class PJ, 5.000%, 02/15/2024                0          744,357     744,357
    0        639,682    639,682   Series 2410, Class OE, 6.375%, 02/15/2032                0          653,879     653,879
    0        645,029    645,029   Series 2647, Class A, 3.250%, 04/15/2032                 0          601,878     601,878
    0        75,000      75,000   Series 2497, Class JH, 6.000%, 09/15/2032                0           76,110      76,110
    0        276,750    276,750   FHLMC Participation Certificates:
                                  Pool #E0-1538, 5.000%, 12/01/2018                        0          273,974     273,974
    0        185,688    185,688   Pool #42-0173, 5.750%, 04/01/2030                        0          187,516     187,516
    0        34,359      34,359   FNMA Guaranteed Mortgage Pass-Thru Certificates:
                                  Pool #408761, 7.000%, 12/01/2012                         0           35,475      35,475
    0        13,867      13,867   Pool #512255, 7.500%, 09/01/2014                         0           14,558      14,558
    0        87,215      87,215   Pool #609554, 7.500%, 10/01/2016                         0           91,563      91,563
    0        437,181    437,181   Pool #754886, 4.500%, 09/01/2018                         0          430,764     430,764
    0        105,271    105,271   FNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Inverse Variable Rate
                                  Pass-Thru Certificates Series 1993-113, Class SB,        0          106,719     106,719
                                  9.749%, 07/25/2023
    0        27,617      27,617   FNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
                                  Series 2001-37, Class GA, 8.000%, 07/25/2016             0           28,024      28,024
    0        150,000    150,000   Series 2003-32, Class KC, 5.000%, 05/25/2018             0          146,133     146,133
    0        494,689    494,689   Series 2002-1, Class HC, 6.500%, 02/25/2022              0          509,631     509,631
    0        122,850    122,850   Series 2003-79, Class NM, 4.000%, 05/25/2022             0          117,970     117,970
    0        215,240    215,240   Series G92-44, Class ZQ, 8.000%, 07/25/2022              0          228,108     228,108
    0        84,365      84,365   Series 1992-188, Class PZ, 7.500%, 10/25/2022            0           90,148      90,148
    0        344,849    344,849   Series 2003-66, Class MB, 3.500%, 05/25/2023             0          322,475     322,475
    0        840,000    840,000   Series 1997-81, Class PD, 6.350%, 12/18/2027             0          862,113     862,113
    0        75,243      75,243   Series 2001-61, Class TD, 6.000%, 07/25/2030             0           75,105      75,105
    0        203,129    203,129   Series 2002-22, Class G, 6.500%, 04/25/2032              0          208,595     208,595
    0        361,542    361,542   Series 2003-28, Class GA, 4.000%, 10/25/2032             0          344,962     344,962
    0        468,976    468,976   Series 2003-49, Class JE, 3.000%, 04/25/2033             0          427,619     427,619
    0        25,924      25,924   Series 2003-35, Class UC, 3.750%, 05/25/2033             0           24,525      24,525
    0       1,033,722  1,033,722  Series 2003-42, Class CA, 4.000%, 05/25/2033             0          995,583     995,583
    0       2,000,000  2,000,000  FNMA Notes 5.250%, 01/15/2009                            0        2,027,452   2,027,452
    0        322,474    322,474   GNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates
                                  Series 1996-10, Class PD, 7.500%, 06/20/2026             0          337,250     337,250
    0        31,484      31,484   Series 1999-29, Class PB, 7.250%, 07/16/2028             0           32,146      32,146
    0        76,857      76,857   Series 2002-17, Class B, 6.000%, 03/20/2032              0           78,153      78,153
                                  TOTAL UNITED STATES GOVERNMENT & AGENCY ISSUES (COST     0       12,943,900  12,943,900
                                  $13,051,228)
        SHARES
SHORT TERM INVESTMENTS
- 2.78%
MONEY MARKET MUTUAL
FUNDS - 0.11%
    0        86,637      86,637   SEI Daily Income Trust Government Fund - Class B         0           86,637      86,637
   PRINCIPAL AMOUNT
UNITED STATES
GOVERNMENT & AGENCY
ISSUES - 2.67%
    $0     $2,040,000  $2,040,000 FHLB Discount Note, 4.192%, 02/01/2006                   0        2,040,000   2,040,000
                                  TOTAL SHORT TERM INVESTMENTS (COST $2,126,637)           0        2,126,637   2,126,637
                                  TOTAL INVESTMENTS (IDENTIFIED COST $66,524,353) -        0       76,177,407  76,177,407
                                  99.66%
                                  OTHER ASSETS AND LIABILITIES - 0.34%                     0          257,027     257,027
                                  TOTAL NET ASSETS - 100%                                  0      $76,434,434 $76,434,434



Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing
(1) Underlying securities are stocks of foreign companies
(a) Restricted security








FEDERATED MDTBALANCED FUND
MDT BALANCED GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)


                                                                                                                        FEDERATED
                                                                        FEDERATED MDT         MDT                          MDT
                                                                          BALANCED          BALANCED       PRO FORMA    PROFORMA
                                                                             FUND         GROWTH FUND      ADJUSTMENT   COMBINED
ASSETS:
Investments in securities, at value                                                $0         $76,177,407          $0  $76,177,407
Income receivable                                                                   0             195,940           0      195,940
Receivable for investments sold                                                     0           1,584,116           0    1,584,116
Receivable for shares sold                                                          0             195,424           0      195,424
Other assets                                                                        0              42,088           0       42,088
     Total assets                                                                   0          78,194,975           0   78,194,975
LIABILITIES:
Payable for investments purchased                                                   0           1,596,724           0    1,596,724
Payable for custodian fees                                                          0                 213           0          213
Payable for investment advisory fee                                                 0              27,147           0       27,147
Payable for distribution services fee                                               0                  34           0           34
Accrued expenses                                                                    0             136,423           0      136,423
     Total liabilities                                                              0           1,760,541           0    1,760,541
NET ASSETS                                                                         $0         $76,434,434          $0  $76,434,434
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0         $65,257,612          $0  $65,257,612
Net unrealized appreciation (depreciation) of investments                           0           9,653,054           0    9,653,054
Accumulated net realized gain on investments                                        0           1,383,082           0    1,383,082
Undistributed net investment income                                                 0             140,686           0      140,686
     Total Net Assets                                                              $0         $76,434,434          $0  $76,434,434
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0           5,716,273           0    5,716,273
NET ASSET VALUE PER SHARE                                                       $0.00              $13.30       $0.00       $13.30
OFFERING PRICE PER SHARE                                                        $0.00              $13.30       $0.00       $13.30
REDEMPTION PROCEEDS PER SHARE                                                   $0.00              $13.30       $0.00       $13.30

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0              14,238           0       14,238
NET ASSET VALUE PER SHARE                                                       $0.00              $13.30       $0.00       $13.30
OFFERING PRICE PER SHARE*                                                       $0.00              $14.11       $0.00       $14.11
REDEMPTION PROCEEDS PER SHARE                                                   $0.00              $13.30       $0.00       $13.30

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0              17,161           0       17,161
NET ASSET VALUE PER SHARE                                                       $0.00              $13.28       $0.00       $13.28
OFFERING PRICE PER SHARE                                                        $0.00              $13.28       $0.00       $13.28
REDEMPTION PROCEEDS PER SHARE                                                   $0.00              $13.28       $0.00       $13.28


*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0         $66,524,353          $0  $66,524,353




 FEDERATED MDT BALANCED FUND
 MDT BALANCED GROWTH FUND
 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
 JANUARY 31, 2006 (UNAUDITED)

 TO COME

                          FEDERATED MDT BALANCED FUND
                               MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Balanced Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Balanced Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Balanced Fund and MDT Balanced Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Balanced Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Balanced Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund. Under generally accepted accounting principles, MDT Balanced Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Balanced Fund paid and Federated MDT Balanced Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Balanced Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Balanced Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Other fixed income securities are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups or securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data. U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance XX of Class A Shares, Class C Shares and Institutional Shares, respectively, of the Federated MDT Balanced Fund in exchange for X Class A Shares, X Class C Shares and X Institutional Shares of the MDT Balanced Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Balanced Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

FEDERATED MDT BALANCED FUND
MDT BALANCED GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)





                                                                     FEDERATED MDT     MDT                     FEDERATED
                                                                       BALANCED      BALANCED   PRO FORMA      PRO FORMA
                                                                          FUND      GROWTH FUND ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0    $451,387          $0       $451,387
Interest                                                                         0     695,017           0        695,017
TOTAL INVESTMENT INCOME:                                                         0   1,146,404           0      1,146,404
EXPENSES:
Investment advisory fee                                                          0     273,240           0 (a)    273,240
Administrative personnel and services fee                                        0      46,727      69,218 (b)    115,945
Custodian fees                                                                   0      15,400       1,100 (c)     16,500
Professional fees                                                                0      38,166    (38,166) (d)          0
Shareholder servicing and accounting                                             0      97,915    (97,915) (e)          0
Transfer and dividend disbursing agent fees and expenses                         0           0      60,500 (f)     60,500
Directors'/Trustees' fees                                                        0      11,468    (10,468) (g)      1,000
Audit fees                                                                       0           0       7,250 (h)      7,250
Legal fees                                                                       0           0       4,500 (i)      4,500
Portfolio accounting fees                                                        0           0      35,000 (j)     35,000
Distribution services fee - Class A Shares                                       0           5         (5) (k)          0
Distribution services fee - Class C Shares                                       0          29         (7) (k)         22
Shareholder services fee - Class A Shares                                        0           0           5 (l)          5
Shareholder services fee - Class C Shares                                        0           0          22 (l)         22
Share registration costs                                                         0      20,446     (2,186) (m)     18,260
Printing and postage                                                             0       4,062       7,938 (n)     12,000
Other                                                                            0       5,828     (5,828) (o)          0
Insurance premiums                                                               0           0       3,750 (p)      3,750
Miscellaneous                                                                    0           0       1,900 (q)      1,900
     TOTAL EXPENSES                                                              0     513,286      36,608        549,894
WAIVERS--
  Waiver of investment adviser fee                                               0           0   (108,209) (r)  (108,209)
  Waiver of administrative personnel and services fee                            0           0    (22,685) (s)   (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0    (57,852)      57,852 (t)          0
TOTAL WAIVER AND REIMBURSEMENTS                                                  0    (57,852)    (73,042)      (130,894)
NET EXPENSES                                                                     0     455,434    (36,434)        419,000
     NET INVESTMENT INCOME                                                      $0    $690,970     $36,434       $727,404
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 0   2,806,747           0      2,806,747
Net change in unrealized appreciation (depreciation) of investments              0   1,034,882           0      1,034,882
     Net realized and unrealized gain on investments                             0   3,841,629           0      3,841,629
          Change in net assets resulting from operations                        $0  $4,532,599     $36,434     $4,569,033



(See Notes to Pro Forma Financial Statements)




                          FEDERATED MDT BALANCED FUND
                            MDT BALANCED GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Balanced Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Balanced Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated MDT Balanced Fund and MDT Balanced Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Balanced Growth Fund which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Balanced Growth Fund for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund. Under generally accepted accounting principles, MDT Balanced Growth Fun d will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Balanced Growth Fund paid and Federated MDT Balanced Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Balanced Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006. The Portfolio of Investments provided is for the MDT Balanced Growth Fund as of January 31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 14,238 Class A Shares, 17,161 Class C Shares and 5,716,273 Institutional Shares, respectively, of the Federated MDT Balanced Fund in exchange for 14,238 Class A Shares, 17,161 Class C Shares and 5,716,273 Institutional Shares of the MDT Balanced Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated MDT Balanced Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 7.  PROFORMA ADJUSTMENTS

(a) Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the Federated MDT Balanced Fund, a series of Federated MDT Series . MDTA Advisers serves as investment adviser to the MDT Balanced Growth Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT Balanced Growth Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C Shares and Institutional Shares total operating expenses to no more than 1.50%, 2.25% and 1.25%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated MDT Balanced Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Balanced Growth Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e) Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the MDT Pro Forma Combined Fund.

(g) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(k) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, the Federated MDT Balanced Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. FSC may voluntarily choose to waive any portion of its fee. The Federated MDT Balanced Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares. Under a similar plan, the MDT Balanced Growth Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets. Adjustment to reflect expense structure of the Federated MDT Balanced Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l) Under the terms of a Shareholder Services Agreement, the Federated MDT Balanced Fund may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(o) Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p) Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r) Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t) Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

                                   MDT FUNDS
                             MDT ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND
                           MDT LARGE CAP GROWTH FUND
                            MDT MID CAP GROWTH FUND
                            MDT SMALL CAP CORE FUND
                           MDT SMALL CAP GROWTH FUND
                            MDT SMALL CAP VALUE FUND
                               MDT BALANCED FUND



INVESTMENT ADVISER
FEDERATED MDTA LLC
125 CambridgePark Drive
Cambridge, MA 02140

DISTRIBUTOR
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

ADMINISTRATOR
FEDERATED ADMINISTRATIVE SERVICES
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

PART C.    OTHER INFORMATION.

ITEM 15.  INDEMNIFICATION:

Indemnification is provided to Trustees and officers of Federated MDT Series (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16.  EXHIBITS

1.    Conformed copy of Declaration of Trust of the Registrant; (1)

2.    Copy of By-Laws of the Registrant; (1)

3.    Not Applicable;

4. Agreement and Plan of Reorganization is included as Exhibit B to the Combined Proxy Statement and Prospectus of the Registration Statement;*

5.    Not Applicable;

6.    Conformed copy of Investment Advisory Contract of the Registrant;
      (3)

7.    Conformed copy of Distributor's Contract of the Registrant; (3)

8.    Not Applicable;

9.    Conformed copy of Custodian Agreement of the Registrant; (3)
9.1   Conformed copy of Custodian Schedule; (3)

10.   Conformed copy of Distribution Plan of the Registrant; (3)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; *

12. Form of Opinion regarding tax consequences of Reorganization; (To Be Filed Upon Completion of Closing)

13 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.1 The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.2 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

14. Conformed copy of Consent of Independent Registered Public Accounting Firm of the Registrant;*

15.   Not Applicable

16.   Conformed copy of Power of Attorney of the Registrant; *
16.1  Conformed copy of Certification of the Officers of the Registrant;
      *

17.   Form of Proxy Ballot;*

_________________________________________________________
* All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement Form N-1A filed May 25, 2006. (File Nos. 333-134468 and 811-21904).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 27, 2006. (File Nos. 333-134468 and 811-21904).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed August 8, 2006. (File Nos. 333-134468 and 811-21904).

ITEM 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MDT SERIES, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of August, 2006.


                          FEDERATED MDT SERIES

                         BY: /s/ Todd P. Zerega
                         Todd P. Zerega
                         Assistant Secretary
                         August 11, 2006

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                     TITLE                   DATE

By: /s/ Todd P. Zerega      Attorney In Fact           August 10, 2006
Todd P. Zerega              For the Persons
ASSISTANT SECRETARY         Listed Below

      NAME                                   TITLE

John F. Donahue                   Trustee                        August 11, 2006

J. Christopher Donahue            President and Trustee
                                  (Principal Executive Officer)
Richard A. Novak                  Treasurer
                                  (Principal Financial Officer)
Thomas G. Bigley                  Trustee

John T. Conroy, Jr.               Trustee

Nicholas P. Constantakis          Trustee

John F. Cunningham                Trustee

Lawrence D. Ellis, M.D.           Trustee

Peter E. Madden                   Trustee

Charles F. Mansfield, Jr.         Trustee

John E. Murray, Jr.               Trustee

Marjorie P. Smuts                 Trustee

John S. Walsh                     Trustee

James F. Will                     Trustee

* By Power of Attorney

                                    ANNEX A


ACQUIRING FUND                                          ACQUIRED FUND

Federated MDT All Cap Core Fund                         MDT All Cap Core Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Tax Aware All Cap Core Fund               MDT Tax Aware All Cap Core Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Large Cap Growth Fund                     MDT Large Cap Growth Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Mid Cap Growth Fund                       MDT Mid Cap Growth Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Small Cap Core Fund                       MDT Small Cap Core Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Small Cap Growth Fund                     MDT Small Cap Growth Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Small Cap Value Fund                      MDT Small Cap Value Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds

Federated MDT Balanced Fund                             MDT Balanced Fund
Class A Shares, Class C Shares and Institutional Shares Class A Shares, Class C Shares and Institutional Shares
a portfolio of Federated MDT Series                     a portfolio of MDT Funds